UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Municipal Bond Index Fund
iShares Short-Term TIPS Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Municipal Bond Index Fund
Institutional Shares | BIDIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.24%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 3.70%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.70%	0.74%	2.15%
ICE BofA US Municipal Securities Index	3.92	0.81	2.36
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Performance shown prior to the Institutional Shares inception date of November 19, 2018 is that of Investor A Shares, which reflect the performance of Premier Shares of the Predecessor Fund. The performance of Institutional Shares would be substantially similar to Investor A Shares because Institutional Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Institutional Shares and Investor A Shares have different expenses. The actual returns of Institutional Shares would have been higher than those of the Investor A Shares because Institutional Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Institutional Shares | BIDIX
Annual Shareholder Report — December 31, 2025
BIDIX-12/25-AR

iShares Municipal Bond Index Fund
Investor A Shares | BIDAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.50%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 3.44%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.44%	0.49%	1.96%
ICE BofA US Municipal Securities Index	3.92	0.81	2.36
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%
Average annual total returns reflect reductions for service fees.
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Investor A Shares performance shown prior to the Reorganization is that of the Premier Shares of the Predecessor Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Investor A Shares | BIDAX
Annual Shareholder Report — December 31, 2025
BIDAX-12/25-AR

iShares Municipal Bond Index Fund
Investor P Shares | BIDPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$50	0.49%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 3.44%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	3.44%	0.50%	1.97%
Investor P Shares (with sales charge)	(0.70)	(0.32)	1.55
ICE BofA US Municipal Securities Index	3.92	0.81	2.36
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Investor P Shares performance shown prior to the Reorganization is that of the Premier Shares of the Predecessor Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Investor P Shares | BIDPX
Annual Shareholder Report — December 31, 2025
BIDPX-12/25-AR

iShares Municipal Bond Index Fund
Class K Shares | BIDKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$20	0.20%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 3.74%.
  For the same period, the Fund’s benchmark, the ICE BofA US Municipal Securities Index returned 3.92%.
What contributed to performance?
Municipal bonds produced a solid total return in 2025, with modest price gains augmenting the contribution from income. The asset class benefited from the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts, which helped fuel a decline in prevailing yields. (Prices and yields move in opposite directions.) The asset class further benefited from positive supply-and-demand trends, driven in part by its attractive after-tax yields relative to U.S. Treasuries. In addition, the One Big Beautiful Bill, passed in July, removed a source of uncertainty for the market by maintaining the municipal tax exemption. Not least, municipals were well supported by continued strength in issuers’ credit fundamentals.
What detracted from performance?
At a time of positive market performance, no segment of the Fund was a meaningful detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.74%	0.79%	2.18%
ICE BofA US Municipal Securities Index	3.92	0.81	2.36
Key Fund statistics
Net Assets	$213,022,580
Number of Portfolio Holdings	364
Net Investment Advisory Fees	$97,791
Portfolio Turnover Rate	38%
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Performance shown prior to the Class K Shares inception date of November 19, 2018 is that of Investor A Shares, which reflect the performance of Premier Shares of the Predecessor Fund. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
State	18.4%
County/City/Special District/School District	17.7%
Utilities	10.8%
Corporate	8.8%
Education	7.7%
Health	6.8%
Housing	5.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	13.3%
AA/Aa	55.4%
A	25.4%
BBB/Baa	5.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Class K Shares | BIDKX
Annual Shareholder Report — December 31, 2025
BIDKX-12/25-AR

iShares Short-Term TIPS Bond Index Fund
Institutional Shares | BIIPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 6.02%.
  For the same period, the Fund’s benchmark, the ICE BofA US Broad Market Index returned 7.15% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 6.07%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and adjusted lower when inflation falls. In addition, the stated yield is applied to the adjusted principal value. As a result, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. The Fund's cash position had no material impact on performance.
During the period, prices for short-term TIPS were supported by relatively stable inflation expectations and a decline in nominal Treasury yields that was fueled, in part, by the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts. The benchmark finished with a positive return as a result. (Prices and yields move in opposite directions.)
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 16, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	6.02%	3.45%	3.11%
ICE BofA US Broad Market Index	7.15	(0.42)	1.84
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	6.07	3.54	3.20
Key Fund statistics
Net Assets	$1,189,202,541
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$33,306
Portfolio Turnover Rate	12%
The Fund commenced operations on February 16, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.8%
2-3 Years	26.3%
3-4 Years	26.0%
4-5 Years	23.9%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Institutional Shares | BIIPX
Annual Shareholder Report — December 31, 2025
BIIPX-12/25-AR

iShares Short-Term TIPS Bond Index Fund
Investor A Shares | BAIPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.36%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 5.73%.
  For the same period, the Fund’s benchmark, the ICE BofA US Broad Market Index returned 7.15% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 6.07%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and adjusted lower when inflation falls. In addition, the stated yield is applied to the adjusted principal value. As a result, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. The Fund's cash position had no material impact on performance.
During the period, prices for short-term TIPS were supported by relatively stable inflation expectations and a decline in nominal Treasury yields that was fueled, in part, by the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts. The benchmark finished with a positive return as a result. (Prices and yields move in opposite directions.)
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 16, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	5.73%	3.18%	2.83%
ICE BofA US Broad Market Index	7.15	(0.42)	1.84
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	6.07	3.54	3.20
Key Fund statistics
Net Assets	$1,189,202,541
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$33,306
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on February 16, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.8%
2-3 Years	26.3%
3-4 Years	26.0%
4-5 Years	23.9%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Investor A Shares | BAIPX
Annual Shareholder Report — December 31, 2025
BAIPX-12/25-AR

iShares Short-Term TIPS Bond Index Fund
Class K Shares | BKIPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5	0.05%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 6.06%.
  For the same period, the Fund’s benchmark, the ICE BofA US Broad Market Index returned 7.15% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 6.07%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and adjusted lower when inflation falls. In addition, the stated yield is applied to the adjusted principal value. As a result, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. The Fund's cash position had no material impact on performance.
During the period, prices for short-term TIPS were supported by relatively stable inflation expectations and a decline in nominal Treasury yields that was fueled, in part, by the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts. The benchmark finished with a positive return as a result. (Prices and yields move in opposite directions.)
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 16, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	6.06%	3.48%	3.13%
ICE BofA US Broad Market Index	7.15	(0.42)	1.84
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	6.07	3.54	3.20
Key Fund statistics
Net Assets	$1,189,202,541
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$33,306
Portfolio Turnover Rate	12%
The Fund commenced operations on February 16, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.8%
2-3 Years	26.3%
3-4 Years	26.0%
4-5 Years	23.9%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 1.13%, 10/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 04/15/30	5.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.1%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 07/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Class K Shares | BKIPX
Annual Shareholder Report — December 31, 2025
BKIPX-12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Municipal Bond Index Fund	$33,518	$33,354	$0	$0	$15,600	$15,600	$388	$0
iShares Short-Term TIPS Bond Index Fund	$21,320	$21,216	$0	$0	$17,600	$17,600	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,00	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Municipal Bond Index Fund	$15,988	$15,600
iShares Short-Term TIPS Bond Index Fund	$17,988	$17,600

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Municipal Bond Index Fund
• iShares Short-Term TIPS Bond Index Fund
BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund
• iShares Russell 2000 Small-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.0%
Corporate — 4.0%
Black Belt Energy Gas District, RB(a)
Series B, 4.00%, 10/01/52	$500	$ 502,098
Series D, 5.00%, 03/01/55	1,000	1,069,120
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	500	544,039
Lower Alabama Gas District, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,057,036
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	500	536,477
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 11/01/35	1,000	1,061,809
Series A, 5.25%, 01/01/54(a)	1,000	1,053,679
Series A, 5.00%, 01/01/56(a)	1,000	1,041,925
Series B, 5.25%, 03/01/55(a)	500	527,577
Series C, 5.00%, 10/01/55(a)	1,000	1,080,380
		8,474,140
State — 0.0%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/28	65	69,426
Transportation — 0.5%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/32	1,000	1,148,371
Utilities — 0.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/32	530	590,962
5.50%, 10/01/53	415	433,969
		1,024,931
Total Municipal Bonds in Alabama		10,716,868
Arizona — 0.3%
County/City/Special District/School District — 0.0%
Maricopa County Union High School District No. 210- Phoenix, GO, Series B, 5.00%, 07/01/27	60	62,287
Education — 0.2%
Arizona Board of Regents, RB, Series A, Sustainability Bonds, 5.00%, 07/01/54	500	522,277
Health — 0.1%
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	130	133,757
Total Municipal Bonds in Arizona		718,321
California — 12.9%
Corporate(a) — 1.5%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,042,247
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	507,058
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,040,482
Central Valley Energy Authority, RB, 5.00%, 12/01/55	500	544,647
		3,134,434
County/City/Special District/School District — 3.3%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26(b)	15	15,288
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	680	444,761
Security	Par (000)	Value
County/City/Special District/School District (continued)
Lodi Unified School District, GO, Series 2020, Election 2016, 3.00%, 08/01/43	$975	$ 811,991
Long Beach Community College District, GO, Series E, 5.00%, 08/01/52	355	376,968
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	952,308
Los Angeles Unified School District, GO
Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,577,426
Series QRR, Sustainability Bonds, 5.25%, 07/01/49	1,100	1,190,572
Municipal Improvement Corp of Los Angeles, RB, 5.00%, 05/01/39	500	571,988
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	500	197,730
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	276,360
San Bernardino Community College District, GO, CAB, Series F, Election 2008, 0.00%, 08/01/49(c)	500	148,207
Stockton Unified School District, GO, Series A, Election 2022, (BAM), 5.00%, 08/01/49	500	533,491
		7,097,090
Education — 2.1%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/55	270	286,266
Series V-4, 5.00%, 03/01/55(a)	220	252,708
Series V-5, 5.00%, 03/01/55(a)	255	308,767
California Infrastructure & Economic Development Bank, RB, Series B, 5.00%, 11/01/49	750	761,979
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Sustainability Bonds, 3.25%, 08/01/29	1,000	1,008,356
California State University, Refunding RB, Series A, 4.00%, 11/01/35	500	501,134
University of California, RB
5.25%, 05/15/40	170	207,723
5.50%, 05/15/40	500	593,005
Series CC, 5.00%, 05/15/45	500	542,623
		4,462,561
State — 3.2%
California State Public Works Board, RB, Series A, 5.25%, 04/01/42	1,000	1,133,616
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	235	239,574
Series C, 5.00%, 09/01/28	500	534,894
State of California, Refunding GO
5.00%, 08/01/26	5	5,018
5.00%, 10/01/28	1,000	1,071,946
5.00%, 08/01/31	1,000	1,013,438
5.00%, 09/01/31	565	573,688
4.00%, 09/01/32	250	251,914
3.00%, 10/01/37	825	790,239
5.00%, 09/01/43	500	544,496
3.00%, 04/01/52	1,000	761,494
		6,920,317
Transportation — 1.7%
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	54,707
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,023,646
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	958,457

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	$500	$ 362,131
Series A, (AGM), 0.00%, 01/15/37	1,000	690,844
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, Class A, AMT, 5.00%, 05/01/38	455	479,746
		3,569,531
Utilities — 1.1%
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 01/01/30	320	344,274
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/28	250	263,995
Series A, 5.00%, 07/01/29	835	901,000
Series B, 5.00%, 07/01/38	675	755,389
		2,264,658
Total Municipal Bonds in California		27,448,591
Colorado — 2.9%
Corporate — 0.1%
Public Authority for Colorado Energy, RB, 6.50%, 11/15/38	225	271,663
County/City/Special District/School District — 0.6%
Adams & Arapahoe Counties Joint School District 28J Aurora, GO, (SAW), 5.50%, 12/01/39	500	596,509
Denver City & County School District No. 1, GO, Series A, (SAW), 5.25%, 12/01/40	500	574,741
		1,171,250
Health — 0.5%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,014,548
State — 0.5%
State of Colorado, COP
Series A, 5.00%, 11/01/49	535	557,088
Series N, 4.00%, 03/15/43	500	490,982
		1,048,070
Transportation — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,039,726
Series D, AMT, 5.50%, 11/15/29	1,000	1,097,796
E-470 Public Highway Authority, Refunding RB, Series A, (NPFGC), 0.00%, 09/01/28(c)	500	464,503
		2,602,025
Total Municipal Bonds in Colorado		6,107,556
Connecticut — 1.1%
State — 0.9%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 05/01/36	1,000	1,029,762
State of Connecticut, GO
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	87,654
Series G, Sustainability Bonds, 3.00%, 11/15/43	100	85,690
State of Connecticut, Refunding GO
Series B, 5.00%, 08/01/28	30	31,896
Security	Par (000)	Value
State (continued)
State of Connecticut, Refunding GO (continued)
Series E, 5.00%, 09/01/32	$500	$ 572,571
Series C, Sustainability Bonds, 5.00%, 03/01/28	20	21,062
		1,828,635
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	430,766
Total Municipal Bonds in Connecticut		2,259,401
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	935	1,025,402
District of Columbia — 2.9%
County/City/Special District/School District — 0.6%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	256,902
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,012,886
		1,269,788
Education — 0.5%
District of Columbia, Refunding RB, 5.00%, 04/01/60(a)	1,000	1,129,035
Transportation — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,328,297
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,419,102
		2,747,399
Utilities — 0.5%
District of Columbia Water & Sewer Authority, RB, Subordinate, 3.00%, 10/01/57(a)	1,000	992,408
Total Municipal Bonds in District of Columbia		6,138,630
Florida — 5.1%
County/City/Special District/School District — 2.5%
City of Hollywood Florida, GO, 5.00%, 07/01/47	500	518,247
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,322,165
County of Miami-Dade Florida, Refunding RB, CAB, 0.00%, 10/01/31(c)	250	203,549
Florida Insurance Assistance Interlocal Agency, Inc., Refunding RB
Series A-1, 5.00%, 09/01/26	500	501,668
Series A-1, 5.00%, 09/01/28	500	507,542
Lee County School Board, COP, Series A, 5.25%, 08/01/50	570	600,760
Orange County School Board, COP, Series A, 5.00%, 08/01/33	940	1,079,059
Orange County School Board, Refunding COP, Series C, 5.00%, 08/01/28	50	53,016
Palm Beach County School District, Refunding COP, Sereis A, 5.00%, 08/01/27	55	56,988
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	500,908
		5,343,902
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education — 0.3%
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	$565	$ 599,994
Health — 0.5%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,007,947
Transportation — 1.6%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,012,200
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	512,035
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	513,772
Series A, AMT, 5.00%, 10/01/54	850	853,185
Greater Orlando Aviation Authority, RB, AMT, Subordinate Lien, 5.25%, 10/01/45	435	458,529
		3,349,721
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	530,582
Total Municipal Bonds in Florida		10,832,146
Georgia — 2.2%
Corporate — 1.2%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	390,207
Series A, 5.00%, 05/01/54(a)	1,000	1,074,379
Series B, 5.00%, 12/01/54(a)	500	534,997
Series D, 5.00%, 04/01/54(a)	500	537,183
		2,536,766
Education — 0.2%
Private Colleges & Universities Authority, Refunding RB, Series A, 5.00%, 09/01/29	410	445,267
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	651,265
Utilities — 0.5%
County of DeKalb GA Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/50	250	261,950
Municipal Electric Authority of Georgia, Refunding RB
Class A, Subordinate, (BAM), 5.25%, 01/01/54	500	522,287
Series A, Subordinate, 5.00%, 01/01/36	325	365,466
		1,149,703
Total Municipal Bonds in Georgia		4,783,001
Illinois — 6.0%
County/City/Special District/School District — 0.7%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	150	157,285
City of Chicago Illinois, Refunding GO
Series B, 5.00%, 01/01/33	500	531,583
Series B, 5.00%, 01/01/34	675	718,835
		1,407,703
Education — 0.2%
Illinois Finance Authority, Refunding RB, Series A, 5.25%, 05/15/48	450	472,047
Health — 0.5%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,009,403
State — 3.0%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	1,000	433,921
Series B, (AGM), 0.00%, 06/15/46	1,105	423,014
Security	Par (000)	Value
State (continued)
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	$1,000	$ 1,071,289
State of Illinois, GO
5.50%, 05/01/30	500	535,078
Series B, 5.00%, 05/01/34	530	599,333
Series C, 5.00%, 11/01/29	1,000	1,036,140
Series D, 5.00%, 11/01/26	500	509,062
State of Illinois, Refunding GO
5.00%, 02/01/32	500	555,017
5.00%, 02/01/39	500	542,977
Series A, 5.00%, 10/01/28	500	528,324
Series D, 5.00%, 07/01/34	190	209,045
		6,443,200
Transportation — 1.0%
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 4.00%, 01/01/44	1,000	932,088
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	198,742
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 01/01/30	250	267,112
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	836,833
		2,234,775
Utilities — 0.6%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,185,077
Total Municipal Bonds in Illinois		12,752,205
Indiana — 0.4%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	438,948
Health — 0.2%
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	500	515,021
Total Municipal Bonds in Indiana		953,969
Kansas — 0.1%
Health — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/27(d)	155	159,147
Kentucky — 2.0%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	25,242
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	537,870
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	348,931
		912,043
County/City/Special District/School District — 0.3%
Scott County School District Finance Corp., RB, 5.00%, 09/01/41	500	534,949
Housing — 0.3%
Kentucky Housing Corp., RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	495	546,122

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 0.3%
Kentucky State Property & Building Commission, RB
Series A, 5.00%, 04/01/28	$145	$ 152,730
Series A, 5.00%, 09/01/28	20	21,262
Series A, 5.00%, 09/01/43	500	538,219
		712,211
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	513,556
Utilities — 0.5%
Kentucky Municipal Energy Agency, RB, (AGM), 5.00%, 01/01/50	500	515,108
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	571,846
		1,086,954
Total Municipal Bonds in Kentucky		4,305,835
Louisiana — 0.6%
Corporate — 0.6%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	1,250	1,265,229
Maine — 0.2%
Education — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Series B, 5.25%, 10/01/54	500	524,098
Maryland — 1.0%
Housing — 0.4%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	890	965,251
State — 0.2%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	411,353
Transportation — 0.4%
State of Maryland Department of Transportation, ARB, 5.00%, 10/01/29	825	839,909
Total Municipal Bonds in Maryland		2,216,513
Massachusetts — 2.8%
Education — 0.8%
Massachusetts Development Finance Agency, Refunding RB
Series B, 5.00%, 02/15/33	530	613,762
Series B, 5.00%, 02/15/34	455	533,363
Series B, 4.00%, 02/15/36	485	534,867
		1,681,992
Health — 0.5%
Massachusetts Development Finance Agency, RB
Series M, 5.00%, 07/01/32	500	564,601
Series M, 5.00%, 07/01/34	500	565,711
		1,130,312
State — 1.5%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 02/01/48	1,000	770,785
Series E, 4.00%, 04/01/46	530	501,666
Security	Par (000)	Value
State (continued)
Commonwealth of Massachusetts, GOL (continued)
Series G, 4.00%, 09/01/32	$1,325	$ 1,332,539
Commonwealth of Massachusetts, Refunding GOL, Series A, (AMBAC), 5.50%, 08/01/30	500	558,684
		3,163,674
Total Municipal Bonds in Massachusetts		5,975,978
Michigan — 2.5%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(d)	585	588,396
Health — 0.5%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,043,917
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	985	1,082,491
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	205	220,152
		1,302,643
State — 0.6%
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/30	250	254,796
Series I, 5.00%, 10/15/32	250	254,577
Series I, 3.00%, 10/15/51	1,000	734,163
		1,243,536
Utilities — 0.5%
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/32	1,000	1,142,724
Total Municipal Bonds in Michigan		5,321,216
Minnesota — 0.8%
County/City/Special District/School District — 0.0%
Metropolitan Council, GO, Series C, 5.00%, 12/01/26	45	46,004
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	970	1,090,193
State — 0.3%
State of Minnesota, GO, Series A, 5.00%, 08/01/41	500	562,191
Total Municipal Bonds in Minnesota		1,698,388
Missouri — 0.8%
Health — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 06/01/28	105	110,302
Housing — 0.5%
Missouri Housing Development Commission, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 5.50%, 05/01/55	960	1,031,014
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 0.2%
Missouri Joint Municipal Electric Utility Commission, RB, 5.25%, 01/01/56	$500	$ 524,210
Total Municipal Bonds in Missouri		1,665,526
Nevada — 0.3%
County/City/Special District/School District — 0.3%
Clark County School District, GOL, Series B, 5.00%, 06/15/28	130	137,558
County of Clark NV, Refunding RB, Series C, 5.00%, 07/01/27	60	62,233
Washoe County School District, GOL, Series A, 4.00%, 10/01/54	490	448,531
Total Municipal Bonds in Nevada		648,322
New Hampshire — 0.5%
Housing — 0.3%
New Hampshire Housing Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.50%, 01/01/56	495	561,910
Utilities — 0.2%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	500	520,037
Total Municipal Bonds in New Hampshire		1,081,947
New Jersey — 3.6%
Education — 0.9%
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/64(a)	1,000	1,112,261
Series A1, 5.00%, 03/01/36	650	755,277
		1,867,538
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	915,897
State — 1.1%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	770	814,934
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,610,446
		2,425,380
Transportation — 1.2%
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	175	188,019
Series A, 0.00%, 12/15/32(c)	250	200,575
Series AA, 3.00%, 06/15/50	1,000	734,871
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	530	323,806
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 12/15/31	1,000	1,028,501
		2,475,772
Total Municipal Bonds in New Jersey		7,684,587
New York — 17.6%
County/City/Special District/School District — 4.9%
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.00%, 11/01/50	725	761,360
City of New York GO
5.00%, 08/01/28	35	37,185
Series C, 4.00%, 08/01/40	1,840	1,841,386
Series D-1, 5.00%, 12/01/35	500	526,479
Series D-1, 4.00%, 12/01/41	1,000	983,083
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, Refunding GO
Series B-1, 5.00%, 08/01/31	$1,000	$ 1,119,370
Sub-Series F-1, 5.00%, 08/01/27	380	395,103
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	332,712
New York City Industrial Development Agency, Refunding RB
(AGM), 5.00%, 03/01/30	360	392,033
(AGM), 4.00%, 03/01/45	300	281,345
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/36	500	521,610
Subordinate, 4.00%, 05/01/42	1,000	973,093
Series B, Subordinate, 5.00%, 05/01/35	170	194,789
Sub-Series A, Subordinate, 5.00%, 05/01/32	950	1,077,707
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Series E-1, Subordinate, 5.00%, 11/01/28	205	219,022
Series G-1, Subordinate, 5.00%, 11/01/28	240	256,417
Series J-1, Subordinate, 5.00%, 11/01/30	305	338,850
New York State Dormitory Authority, RB, Class A, (AGM SAW), 5.00%, 10/01/30	230	256,322
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,320
		10,513,186
Education — 0.6%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	994,177
New York State Dormitory Authority, Refunding RB, Series A, 5.50%, 07/01/54	290	313,754
		1,307,931
State — 4.4%
Empire State Development Corp., RB, Class A, 4.00%, 03/15/47	1,000	919,272
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,059,883
Series E, 3.00%, 03/15/47	715	548,616
Series E, 3.00%, 03/15/50	1,130	840,815
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,471,407
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	774,681
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	482,739
Series A, 5.00%, 03/15/43	250	270,842
Series A, 3.00%, 03/15/51	1,000	733,374
Series D, 4.00%, 02/15/47	1,000	919,489
Series E, 3.00%, 03/15/41	1,500	1,302,905
		9,324,023
Transportation — 6.9%
Metropolitan Transportation Authority, RB, Series A-1, Sustainability Bonds, 4.00%, 11/15/48	500	443,914
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/30	500	551,536
Series A, 5.00%, 11/15/44	1,000	1,052,832
Series B, 5.00%, 11/15/37	1,075	1,088,003
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	966,603
Series B, Subordinate, 4.00%, 01/01/50	1,000	898,352

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	$100	$ 100,654
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,008,098
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,020,099
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	2,021,577
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/36	1,545	1,697,925
Series 238, AMT, 5.00%, 07/15/37	280	305,273
Triborough Bridge & Tunnel Authority, RB
Class A, 5.00%, 12/01/44	500	535,751
Series A, 4.00%, 11/15/42	215	210,711
Series A, 5.25%, 12/01/54	640	674,655
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,006,957
Series B, 5.00%, 11/15/38	1,000	1,023,456
		14,606,396
Utilities — 0.8%
Long Island Power Authority, RB, Series B, 3.00%, 09/01/55(a)	465	465,899
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	262,212
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	916,853
		1,644,964
Total Municipal Bonds in New York		37,396,500
North Carolina — 1.1%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 55A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	980	1,075,536
Transportation(c) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGM), 0.00%, 01/01/34	500	381,519
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	331,198
		712,717
Utilities — 0.3%
North Carolina Municipal Power Agency No. 1, Refunding RB, Series A, 5.00%, 01/01/28	650	651,965
Total Municipal Bonds in North Carolina		2,440,218
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	990	1,100,902
Ohio — 1.5%
Corporate — 0.5%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,015,624
County/City/Special District/School District — 0.2%
JobsOhio Beverage System, Refunding RB, Senior Lien, 5.00%, 01/01/53	375	391,496
Security	Par (000)	Value
Education — 0.1%
Ohio Higher Educational Facility Commission, RB, Sustainability Bonds, 5.25%, 10/01/53	$205	$ 213,664
Utilities — 0.7%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,084,491
Ohio Water Development Authority, RB, 5.25%, 12/01/45	380	417,029
		1,501,520
Total Municipal Bonds in Ohio		3,122,304
Oklahoma — 0.8%
Transportation — 0.5%
Oklahoma Turnpike Authority, RB, Series A, 5.50%, 01/01/54	1,000	1,085,092
Utilities — 0.3%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	542,805
Total Municipal Bonds in Oklahoma		1,627,897
Oregon — 0.0%
Utilities — 0.0%
City of Portland OR Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 03/01/28	45	47,416
Pennsylvania — 4.5%
County/City/Special District/School District — 0.4%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	259,691
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	524,956
		784,647
Health — 1.5%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,010,077
Northampton County General Purpose Authority, Refunding RB, Series A2, 5.00%, 08/15/34	975	1,097,719
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,018,657
		3,126,453
State — 0.8%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,132,923
5.00%, 10/01/40	500	541,954
		1,674,877
Transportation — 1.7%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	835	868,526
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	131,174
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	1,000	1,002,481
AMT, (AGM), 5.00%, 12/31/57	750	739,709
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 4.00%, 12/01/46	425	400,309
Series A, Subordinate, 4.00%, 12/01/50	480	443,808
		3,586,007
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 0.1%
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	$305	$ 321,215
Total Municipal Bonds in Pennsylvania		9,493,199
Rhode Island — 0.1%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	182,654
South Carolina — 1.3%
Health — 0.2%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/45	360	391,927
Housing — 0.3%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	490	555,908
Utilities — 0.8%
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	500	533,408
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	743,390
Series A, 5.25%, 12/01/50	400	420,395
Series B, 5.00%, 12/01/28	40	42,687
		1,739,880
Total Municipal Bonds in South Carolina		2,687,715
Tennessee — 0.0%
County/City/Special District/School District — 0.0%
Metropolitan Gov’t of Nashville & Davidson County Refunding GO, 4.00%, 07/01/28	35	36,264
Texas — 9.1%
Corporate — 0.3%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	531,342
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	135	139,255
		670,597
County/City/Special District/School District — 3.3%
Aldine Independent School District, Refunding GO, Series B, (PSF), 5.00%, 02/15/28	25	26,279
Anna Independent School District, GO, (PSF), 5.25%, 02/15/55	500	531,686
Arlington Independent School District Refunding GO, (PSF), 5.00%, 02/15/28	25	26,252
City of Austin Texas, Refunding GOL, 5.00%, 09/01/28	20	21,293
City of Dallas, GOL, Series A, 5.00%, 02/15/27	125	128,422
City of Dallas, Refunding GOL, Series A, 5.00%, 02/15/28	40	42,003
City of Fort Worth Texas, GOL, 5.00%, 03/01/27	85	87,370
City of Houston, Refunding GOL, Series A, 5.00%, 03/01/28	140	147,277
City of San Antonio Texas, Refunding GO, 5.00%, 08/01/28	20	21,243
City of San Antonio, GOL, 5.00%, 02/01/28	70	73,515
Conroe Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	50	52,599
County of Williamson Texas, GOL, 5.00%, 02/15/28	50	52,546
Security	Par (000)	Value
County/City/Special District/School District (continued)
Cypress-Fairbanks Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	$35	$ 36,760
Dallas County Utility & Reclamation District, Refunding GO, 5.00%, 02/15/28	500	522,720
Dallas Independent School District, GO, Series A-5, (PSF), 5.00%, 02/15/55(a)	500	542,915
Denton Independent School District, GO, Series B2, (PSF), 4.00%, 08/15/55(a)	230	243,346
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 5.25%, 08/15/50	1,115	1,197,012
Fort Worth Independent School District, Refunding GO, (PSF), 5.00%, 02/15/28	110	115,556
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	459,348
Lamar Consolidated Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/27	30	30,814
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/35(c)	210	151,547
Midland Independent School District, GO, (PSF), 5.00%, 02/15/28	35	36,797
Northwest Independent School District, GO, Series A, (PSF), 5.00%, 02/15/49	250	258,865
Plano Independent School District, GO, 5.00%, 02/15/28	20	21,023
Plano Independent School District, Refunding GO, Series B, (PSF), 5.00%, 02/15/28	50	52,493
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	452,224
Spring Independent School District, Refunding GO
(PSF), 5.25%, 08/15/49	1,000	1,071,276
(PSF), 5.25%, 08/15/55	600	639,220
		7,042,401
Education — 1.1%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	416,170
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/27	145	150,862
Series B, 5.00%, 08/15/35	310	365,720
Series C, 5.00%, 08/15/28	25	26,578
Brazos Higher Education Authority, Inc., RB, Series 1A, AMT, 5.13%, 04/01/43	415	435,638
Houston Higher Education Finance Corp., Refunding RB, 5.00%, 05/15/34	500	584,057
Texas Tech University System, Refunding RB, Series A, 4.25%, 02/15/55	250	238,081
		2,217,106
Health(a) — 0.1%
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/51	120	132,880
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52	15	16,315
		149,195
State — 0.1%
State of Texas, Refunding GO, 5.00%, 10/01/41	250	278,479
Transportation — 1.9%
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	235,416

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Central Texas Turnpike System, Refunding RB
Series C, 5.00%, 08/15/33	$500	$ 571,232
Series C, 5.00%, 08/15/41	250	272,728
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,297,598
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	457,457
North Texas Tollway Authority, Refunding RB
Series B, 5.00%, 01/01/34	160	183,663
Series D, (AGM), 0.00%, 01/01/28(c)	100	94,344
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	471,487
Texas Transportation Finance Corp., Refunding RB, Subordinate, 5.00%, 10/01/42	500	547,905
		4,131,830
Utilities — 2.3%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,000,000
City of Austin TX Electric Utility Revenue Refunding RB, 5.00%, 11/15/28	30	32,052
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	890,855
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 4.00%, 02/01/28	25	25,790
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/28	50	52,807
(AGM), 5.25%, 05/15/53	220	229,831
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,192,003
Series A, 4.00%, 10/15/41	475	479,363
Series A, 5.00%, 10/15/53	910	946,740
		4,849,441
Total Municipal Bonds in Texas		19,339,049
Utah — 0.7%
Housing — 0.5%
Utah Housing Corp., RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	965	1,077,969
State — 0.0%
Utah State Building Ownership Authority, Refunding RB, 5.00%, 05/15/28	50	52,926
Transportation — 0.2%
City of Salt Lake City UT Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	315	326,464
Utilities — 0.0%
Intermountain Power Agency, Refunding RB, Series A, 5.00%, 07/01/27	100	103,617
Total Municipal Bonds in Utah		1,560,976
Virginia — 2.0%
Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	983,290
Security	Par (000)	Value
State — 0.3%
Virginia College Building Authority, RB, 5.00%, 02/01/27	$50	$ 51,353
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/28	500	525,752
		577,105
Transportation — 1.3%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 05/15/34	580	678,783
Series A, 5.00%, 05/15/31	1,000	1,044,660
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,061,575
		2,785,018
Total Municipal Bonds in Virginia		4,345,413
Washington — 2.2%
County/City/Special District/School District — 0.0%
King County School District No. 414 Lake Washington, GOL, 5.00%, 12/01/26	80	81,699
State — 0.5%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,000,000
Transportation — 1.4%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	925	950,079
Port of Seattle Wasington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	890,021
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,033,088
		2,873,188
Utilities — 0.3%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	375,338
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/39	260	293,479
		668,817
Total Municipal Bonds in Washington		4,623,704
Wisconsin — 2.1%
Health — 1.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.25%, 08/15/55	1,000	1,031,317
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 08/15/30	500	545,950
Series A, 5.00%, 11/15/39	1,000	1,003,161
		2,580,428
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	985	1,075,902
State — 0.0%
State of Wisconsin, GO, Series B, 5.00%, 05/01/27	20	20,670
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.4%
Public Finance Authority, RB
AMT, 5.75%, 06/30/60	$250	$ 257,983
AMT, 5.75%, 12/31/65	500	514,838
		772,821
Total Municipal Bonds in Wisconsin		4,449,821
Total Long-Term Investments — 98.0% (Cost: $211,734,531)		208,736,908

	Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.84%(e)(f)	1,781,235	1,781,413
Total Short-Term Securities — 0.8% (Cost: $1,781,413)		1,781,413
Total Investments — 98.8% (Cost: $213,515,944)		210,518,321
Other Assets Less Liabilities — 1.2%		2,504,259
Net Assets — 100.0%		$ 213,022,580

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,193,006	$ —	$ (411,593)(a)	$ —	$ —	$ 1,781,413	1,781,235	$ 88,155	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 208,736,908	$ —	$ 208,736,908
Short-Term Securities
Money Market Funds	1,781,413	—	—	1,781,413
	$1,781,413	$208,736,908	$—	$210,518,321
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
iShares Short-Term TIPS Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
2.38%, 01/15/27	$22,576	$ 22,765,303
1.75%, 01/15/28	21,315	21,477,499
3.63%, 04/15/28	21,867	22,949,910
2.50%, 01/15/29	19,747	20,390,138
3.88%, 04/15/29	25,059	27,006,631
U.S. Treasury Inflation-Indexed Notes
0.38%, 01/15/27 - 07/15/27	95,318	94,193,255
0.13%, 04/15/27 - 07/15/30	165,026	158,208,572
1.63%, 10/15/27 - 04/15/30	182,374	183,777,226
0.50%, 01/15/28	51,524	50,623,990
1.25%, 04/15/28	56,325	56,104,935
0.75%, 07/15/28	44,749	44,229,671
2.38%, 10/15/28	57,985	59,728,867
0.88%, 01/15/29	38,626	38,046,283
2.13%, 04/15/29	59,058	60,331,155
0.25%, 07/15/29	45,553	43,909,108
1.13%, 10/15/30	65,412	64,446,328
Total Long-Term Investments — 81.4% (Cost: $965,764,264)		968,188,871

Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(a)(b)	6,048,837	6,048,837

Security	Par (000)	Value
U.S. Treasury Obligations — 18.2%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/26	$23,523	$ 23,464,383
U.S. Treasury Inflation-Indexed Notes
0.63%, 01/15/26	48,953	48,812,365
0.13%, 04/15/26 - 10/15/26	145,243	144,114,386
		216,391,134
Total Short-Term Securities — 18.7% (Cost: $222,871,061)		222,439,971
Total Investments — 100.1% (Cost: $1,188,635,325)		1,190,628,842
Liabilities in Excess of Other Assets — (0.1)%		(1,426,301)
Net Assets — 100.0%		$ 1,189,202,541

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,395,239	$ 4,653,598 (a)	$ —	$ —	$ —	$ 6,048,837	6,048,837	$ 517,253 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$ —	$ 968,188,871	$ —	$ 968,188,871
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 6,048,837	$ —	$ —	$ 6,048,837
U.S. Treasury Obligations	—	216,391,134	—	216,391,134
	$6,048,837	$1,184,580,005	$—	$1,190,628,842
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.9%
ANZ Group Holdings Ltd.	1,922,659	$ 46,485,292
APA Group(a)	853,449	5,099,532
Aristocrat Leisure Ltd.	361,567	13,997,839
ASX Ltd.	126,726	4,339,379
BHP Group Ltd., Class DI	3,276,859	98,892,745
Brambles Ltd.	881,694	13,463,737
CAR Group Ltd.	240,875	4,933,427
Cochlear Ltd.	41,724	7,244,088
Coles Group Ltd.	864,358	12,354,495
Commonwealth Bank of Australia	1,078,423	115,109,814
Computershare Ltd.	337,926	7,658,606
CSL Ltd.	313,014	36,022,105
Evolution Mining Ltd.	1,286,954	10,770,181
Fortescue Ltd.	1,087,666	15,904,393
Glencore PLC	6,585,688	36,001,720
Goodman Group	1,319,278	27,148,315
Insurance Australia Group Ltd.	1,519,188	8,062,655
Lottery Corp. Ltd.	1,431,756	4,919,462
Lynas Rare Earths Ltd.(b)(c)	584,446	4,793,294
Macquarie Group Ltd.	234,136	31,638,820
Medibank Pvt Ltd.	1,782,453	5,688,450
National Australia Bank Ltd.	1,976,235	55,565,278
Northern Star Resources Ltd.	872,311	15,350,620
Origin Energy Ltd.	1,112,838	8,498,193
Pro Medicus Ltd.	37,001	5,434,083
Qantas Airways Ltd.	479,806	3,314,826
QBE Insurance Group Ltd.	969,861	12,840,416
REA Group Ltd.	34,029	4,148,304
Rio Tinto Ltd.	239,622	23,376,465
Rio Tinto PLC	728,755	58,701,957
Santos Ltd.	2,085,998	8,567,581
Scentre Group	3,338,756	9,333,113
SGH Ltd.	129,670	4,002,143
Sigma Healthcare Ltd.	3,351,542	6,561,039
Sonic Healthcare Ltd.	302,575	4,555,865
South32 Ltd.	2,874,912	6,805,221
Stockland	1,562,886	5,958,834
Suncorp Group Ltd.	695,575	8,165,411
Telstra Group Ltd.	2,594,740	8,418,791
Transurban Group(a)	2,009,239	19,014,622
Vicinity Ltd.	2,522,525	4,294,602
Washington H Soul Pattinson & Co. Ltd.	222,021	5,493,536
Wesfarmers Ltd.	731,283	39,396,432
Westpac Banking Corp.	2,198,674	56,421,305
WiseTech Global Ltd.	129,153	5,871,879
Woodside Energy Group Ltd.	1,226,569	19,125,401
Woolworths Group Ltd.	784,612	15,350,934
		925,095,200
Austria — 0.3%
Erste Group Bank AG	197,751	23,712,200
OMV AG	95,411	5,309,376
Raiffeisen Bank International AG	84,891	3,782,457
Verbund AG	44,989	3,266,707
		36,070,740
Belgium — 0.9%
Ageas SA	96,102	6,732,989
Anheuser-Busch InBev SA	636,990	40,882,644
D’ieteren Group	13,793	2,484,412
Elia Group SA	31,914	4,106,781
Security	Shares	Value
Belgium (continued)
Financiere de Tubize SA	12,924	$ 3,154,026
Groupe Bruxelles Lambert NV	52,828	4,697,698
KBC Group NV	147,500	19,209,802
Lotus Bakeries NV	258	2,374,792
Sofina SA	10,654	3,080,906
Syensqo SA	46,799	3,748,515
UCB SA	81,203	22,625,297
		113,097,862
Brazil — 0.0%
Yara International ASA	105,102	4,300,985
Chile — 0.1%
Antofagasta PLC	252,756	11,102,441
China — 0.6%
BOC Hong Kong Holdings Ltd.	2,367,034	12,012,668
Prosus NV	843,181	52,208,885
SITC International Holdings Co. Ltd.	858,000	3,070,261
Wharf Holdings Ltd.	676,426	1,889,453
Wilmar International Ltd.	1,223,683	2,926,625
Yangzijiang Shipbuilding Holdings Ltd.	1,690,600	4,567,141
		76,675,033
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	1,869	4,287,025
AP Moller - Maersk A/S, Class B	2,547	5,844,219
Carlsberg A/S, Class B	60,877	7,967,790
Coloplast A/S, Class B	80,234	6,878,877
Danske Bank A/S	443,015	22,122,522
Demant A/S(b)	55,861	1,882,207
DSV A/S	131,269	33,060,924
Genmab A/S(b)	39,354	12,199,104
Novo Nordisk A/S, Class B	2,077,910	105,388,392
Novonesis Novozymes B, Class B	226,323	14,480,262
Orsted A/S(b)(d)	340,432	6,498,630
Pandora A/S	52,731	5,831,308
Rockwool AS, B Shares	60,751	2,134,418
Tryg A/S	215,920	5,646,610
Vestas Wind Systems A/S	648,623	17,543,434
		251,765,722
Finland — 1.2%
Elisa OYJ	91,838	4,069,871
Fortum OYJ	290,123	6,161,022
Kesko OYJ, B Shares	176,025	3,971,881
Kone OYJ, Class B	218,307	15,465,510
Metso OYJ	427,369	7,435,860
Neste OYJ	270,764	6,125,522
Nokia OYJ	3,420,567	22,052,634
Nordea Bank Abp	2,017,933	37,965,889
Orion OYJ, Class B	69,511	5,186,049
Sampo OYJ, A Shares	1,555,112	18,815,000
Stora Enso OYJ, Class R	376,093	4,695,759
UPM-Kymmene OYJ	342,811	9,910,463
Wartsila OYJ Abp	323,198	11,442,701
		153,298,161
France — 10.3%
Accor SA	125,398	7,069,490
Aeroports de Paris SA	21,913	2,859,553
Air Liquide SA	372,786	70,066,585
Airbus SE	382,926	88,924,521
Alstom SA(b)	223,658	6,598,336
Amundi SA(d)	39,694	3,280,700
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
AXA SA	1,138,026	$ 54,603,625
BioMerieux	26,692	3,453,804
BNP Paribas SA	653,673	61,842,025
Bollore SE	453,486	2,548,608
Bouygues SA	122,589	6,372,830
Bureau Veritas SA	204,582	6,508,332
Capgemini SE	104,551	17,360,498
Carrefour SA	379,601	6,333,858
Cie de Saint-Gobain SA	289,449	29,434,611
Cie Generale des Etablissements Michelin SCA	430,627	14,273,640
Covivio SA/France	35,694	2,369,385
Credit Agricole SA	680,223	14,004,337
Danone SA	417,153	37,626,788
Dassault Aviation SA	12,700	4,071,691
Dassault Systemes SE	430,471	12,026,600
Edenred SE	155,766	3,443,357
Eiffage SA	43,955	6,297,842
Engie SA	1,173,112	30,816,874
EssilorLuxottica SA	194,279	61,430,594
FDJ UNITED, Class A	70,786	1,959,410
Gecina SA	29,191	2,772,346
Getlink SE	193,654	3,574,666
Hermes International SCA	20,410	50,674,951
Ipsen SA	24,256	3,384,425
Kering SA	47,639	16,646,861
Klepierre SA	138,860	5,494,035
Legrand SA	169,198	25,153,421
L’Oreal SA	154,947	66,521,176
LVMH Moet Hennessy Louis Vuitton SE	161,343	121,609,975
Orange SA	1,195,961	19,956,468
Pernod Ricard SA	129,735	11,108,727
Publicis Groupe SA	147,007	15,266,329
Renault SA	124,428	5,150,358
Rexel SA	144,784	5,678,737
Safran SA	232,050	80,826,927
Sanofi SA	713,072	68,993,394
Sartorius Stedim Biotech	18,906	4,643,719
Schneider Electric SE	353,735	96,773,135
Societe Generale SA	462,629	37,243,474
Sodexo SA	56,358	2,887,559
Thales SA	59,523	16,057,269
TotalEnergies SE	1,281,298	83,538,053
Unibail-Rodamco-Westfield	77,414	8,418,530
Veolia Environnement SA	404,354	14,070,496
Vinci SA	321,881	45,283,208
		1,367,306,133
Germany — 9.2%
adidas AG, Class N	109,831	21,734,017
Allianz SE, Registered Shares	249,150	115,201,278
BASF SE	573,254	30,163,814
Bayer AG, Class N, Registered Shares	630,997	27,369,974
Bayerische Motoren Werke AG	186,197	20,190,337
Beiersdorf AG	63,967	7,024,675
Brenntag SE, Class N(c)	79,070	4,589,545
Commerzbank AG	496,231	20,943,241
Continental AG	70,954	5,631,119
CTS Eventim AG & Co. KGaA	40,434	3,701,421
Daimler Truck Holding AG	305,391	13,227,252
Deutsche Bank AG, Class N, Registered Shares	1,192,730	45,966,761
Deutsche Boerse AG, Class N	121,345	31,892,045
Deutsche Lufthansa AG, Registered Shares	383,116	3,763,706
Security	Shares	Value
Germany (continued)
Deutsche Post AG, Class N	616,594	$ 33,620,220
Deutsche Telekom AG, Class N, Registered Shares	2,373,581	77,262,560
E.ON SE, Class N	1,448,527	27,427,743
Evonik Industries AG	163,443	2,550,704
Fresenius Medical Care AG	142,134	6,789,108
Fresenius SE & Co. KGaA	271,319	15,544,352
GEA Group AG	94,132	6,361,651
Hannover Rueck SE, Class N	38,729	12,051,734
Heidelberg Materials AG	85,953	22,283,900
Henkel AG & Co. KGaA	66,384	5,052,234
Hensoldt AG	40,937	3,506,226
Hochtief AG	10,028	3,925,777
Infineon Technologies AG, Class N	838,774	36,596,497
Knorr-Bremse AG	46,853	5,197,978
LEG Immobilien SE	48,087	3,507,266
Mercedes-Benz Group AG, Class N	463,844	32,154,633
Merck KGaA	83,010	11,847,449
MTU Aero Engines AG, Class N	34,571	14,330,648
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	85,912	56,537,515
Nemetschek SE	37,251	4,030,194
Rational AG	3,311	2,556,395
Rheinmetall AG	29,680	54,148,009
RWE AG	406,095	21,517,693
SAP SE	673,725	163,693,972
Scout24 SE(d)	48,297	4,850,947
Siemens AG, Class N, Registered Shares	490,344	137,333,765
Siemens Energy AG(b)	500,018	70,146,800
Siemens Healthineers AG(d)	217,726	11,412,675
Symrise AG	85,285	6,909,920
Talanx AG(b)	41,569	5,521,981
Vonovia SE	475,656	13,689,077
Zalando SE(b)(d)	144,690	4,269,376
		1,228,028,184
Hong Kong — 1.9%
AIA Group Ltd.	6,777,283	69,759,208
CK Asset Holdings Ltd.	1,243,089	6,286,157
CK Infrastructure Holdings Ltd.	405,344	3,003,692
CLP Holdings Ltd.	1,057,261	9,457,091
Futu Holdings Ltd., ADR(b)	39,231	6,442,123
Hang Seng Bank Ltd.	479,348	9,456,372
Henderson Land Development Co. Ltd.	951,774	3,446,643
HKT Trust & HKT Ltd., Class SS(a)	2,478,417	3,669,936
Hong Kong & China Gas Co. Ltd.	7,207,383	6,497,282
Hong Kong Exchanges & Clearing Ltd.	748,943	39,185,708
Hongkong Land Holdings Ltd.	720,493	5,005,062
Jardine Matheson Holdings Ltd.	104,486	7,130,670
Link REIT	1,676,091	7,483,777
MTR Corp. Ltd.	1,013,533	3,881,758
Power Assets Holdings Ltd.	892,118	6,321,753
Prudential PLC	1,653,276	25,432,474
Sino Land Co. Ltd.	2,371,975	3,121,158
Sun Hung Kai Properties Ltd.	931,088	11,337,196
Swire Pacific Ltd., Class A	236,200	1,904,091
Techtronic Industries Co. Ltd.	941,131	10,825,949
WH Group Ltd.(d)	5,408,607	6,025,262
Wharf Real Estate Investment Co. Ltd.	1,094,245	3,458,452
		249,131,814
Ireland — 0.5%
AerCap Holdings NV	118,238	16,997,895
AIB Group PLC	1,345,970	14,388,886

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	615,604	$ 11,773,610
Kerry Group PLC, Class A	106,173	9,702,368
Kingspan Group PLC	98,597	8,495,998
		61,358,757
Israel — 0.9%
Azrieli Group Ltd.	27,296	3,094,715
Bank Hapoalim BM	805,957	18,228,374
Bank Leumi Le-Israel BM	963,199	21,226,683
Check Point Software Technologies Ltd.(b)(c)	56,223	10,432,740
Elbit Systems Ltd.	17,917	10,286,615
ICL Group Ltd.	497,308	2,859,684
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	789,674	8,385,972
Mizrahi Tefahot Bank Ltd.	99,876	6,978,051
Nice Ltd.(b)	40,624	4,592,013
Nova Ltd.(b)	18,882	6,312,117
Phoenix Financial Ltd.	145,611	6,022,333
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	740,702	23,117,309
Wix.com Ltd.(b)	35,916	3,731,313
		125,267,922
Italy — 3.3%
Banca Mediolanum SpA	141,436	3,211,518
Banca Monte dei Paschi di Siena SpA	1,271,493	13,537,832
Banco BPM SpA	727,163	11,041,914
BPER Banca SpA	940,179	12,704,148
Coca-Cola HBC AG, Class DI	140,573	7,272,343
Davide Campari-Milano NV	395,137	2,552,703
Enel SpA	5,250,931	54,595,677
Eni SpA	1,318,108	24,986,212
Ferrari NV	81,326	30,221,889
FinecoBank Banca Fineco SpA	391,995	10,156,415
Generali	554,409	23,167,874
Infrastrutture Wireless Italiane SpA(d)	176,829	1,636,410
Intesa Sanpaolo SpA	9,178,525	63,424,543
Leonardo SpA	259,936	14,868,478
Moncler SpA	150,268	9,605,158
Nexi SpA(d)	324,178	1,597,840
Poste Italiane SpA(d)	293,725	7,373,636
Prysmian SpA	181,754	18,131,285
Recordati Industria Chimica e Farmaceutica SpA	73,271	4,159,506
Ryanair Holdings PLC	546,073	18,827,273
Snam SpA	1,295,179	8,606,296
Telecom Italia SpA/Milano(b)	7,409,035	4,450,999
Terna - Rete Elettrica Nazionale	905,277	9,630,967
UniCredit SpA	904,495	74,916,329
Unipol Assicurazioni SpA	231,596	5,556,368
		436,233,613
Ivory Coast — 0.0%
Endeavour Mining PLC	124,614	6,510,770
Japan — 21.9%
Advantest Corp.	492,100	62,224,973
Aeon Co. Ltd.	1,430,238	22,593,621
AGC, Inc.	127,248	4,220,017
Aisin Corp.	340,738	6,384,150
Ajinomoto Co., Inc.	581,308	12,288,844
ANA Holdings, Inc.	103,111	1,958,253
Asahi Group Holdings Ltd.	981,306	10,285,853
Asahi Kasei Corp.	792,268	7,042,271
Asics Corp.	450,200	10,807,713
Astellas Pharma, Inc.	1,166,243	15,522,123
Security	Shares	Value
Japan (continued)
Bandai Namco Holdings, Inc.	379,912	$ 10,111,767
Bridgestone Corp.	733,482	16,502,809
Canon, Inc.	599,648	17,742,736
Capcom Co. Ltd.	223,500	5,191,686
Central Japan Railway Co.	494,200	13,689,333
Chiba Bank Ltd.	366,370	4,088,805
Chubu Electric Power Co., Inc.	439,611	6,772,872
Chugai Pharmaceutical Co. Ltd.	431,330	22,628,244
Concordia Financial Group Ltd.	665,270	5,499,795
Dai Nippon Printing Co. Ltd.	254,236	4,376,413
Daifuku Co. Ltd.	207,728	6,538,380
Dai-ichi Life Holdings, Inc.	2,257,900	18,764,417
Daiichi Sankyo Co. Ltd.	1,161,062	24,654,613
Daikin Industries Ltd.	169,468	21,673,569
Daito Trust Construction Co. Ltd.	190,350	3,624,638
Daiwa House Industry Co. Ltd.	360,076	11,961,299
Daiwa Securities Group, Inc.	869,552	7,620,571
Denso Corp.	1,125,560	15,546,358
Disco Corp.	59,177	18,028,985
East Japan Railway Co.	621,432	16,379,008
Ebara Corp.	298,200	7,028,505
Eisai Co. Ltd.	167,315	4,967,723
ENEOS Holdings, Inc.	1,753,163	12,403,810
FANUC Corp.	607,355	23,635,665
Fast Retailing Co. Ltd.	123,023	44,606,698
Fuji Electric Co. Ltd.	86,794	6,582,024
FUJIFILM Holdings Corp.	719,024	15,256,546
Fujikura Ltd.	161,500	17,909,610
Fujitsu Ltd.	1,130,740	31,076,019
Hankyu Hanshin Holdings, Inc.	147,863	3,718,861
Hikari Tsushin, Inc.	11,406	3,195,948
Hitachi Ltd.	2,952,465	92,593,924
Honda Motor Co. Ltd.	2,384,605	23,404,114
Hoya Corp.	222,178	33,697,645
Hulic Co. Ltd.	292,867	3,204,307
Idemitsu Kosan Co. Ltd.	530,500	4,016,562
IHI Corp.	657,300	11,555,717
Inpex Corp.	566,100	11,322,296
Isuzu Motors Ltd.	346,082	5,401,342
ITOCHU Corp.	3,829,865	48,397,276
Japan Airlines Co. Ltd.	92,162	1,709,211
Japan Exchange Group, Inc.	643,472	6,868,133
Japan Post Bank Co. Ltd.	1,157,500	16,294,211
Japan Post Holdings Co. Ltd.	1,149,129	12,124,930
Japan Post Insurance Co. Ltd.	124,800	3,753,177
Japan Tobacco, Inc.	770,741	27,702,196
JFE Holdings, Inc.	367,412	4,684,092
JX Advanced Metals Corp.	359,400	4,492,884
Kajima Corp.	272,777	10,171,170
Kansai Electric Power Co., Inc.	611,051	9,596,361
Kao Corp.	299,907	11,969,755
Kawasaki Heavy Industries Ltd.	97,400	6,459,227
Kawasaki Kisen Kaisha Ltd.	222,400	3,095,857
KDDI Corp.	1,891,350	32,734,923
Keyence Corp.	125,380	45,353,044
Kikkoman Corp.	438,720	3,983,845
Kioxia Holdings Corp.(b)	121,800	8,106,403
Kirin Holdings Co. Ltd.	500,455	7,491,316
Kobe Bussan Co. Ltd.	97,500	2,346,892
Komatsu Ltd.	612,854	19,447,355
Konami Group Corp.	64,499	8,759,427
Kubota Corp.	625,289	8,860,765
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyocera Corp.	824,600	$ 11,559,821
Kyowa Kirin Co. Ltd.	153,097	2,464,051
Lasertec Corp.	51,500	9,812,942
LY Corp.	1,844,927	4,909,253
M3, Inc.	280,813	3,777,727
Makita Corp.	151,639	4,596,022
Marubeni Corp.	906,664	25,250,569
MatsukiyoCocokara & Co.	212,900	3,686,062
Minebea Mitsumi, Inc.	235,708	4,742,815
Mitsubishi Chemical Group Corp.	875,109	5,122,565
Mitsubishi Corp.	2,073,691	47,430,865
Mitsubishi Electric Corp.	1,221,521	35,615,694
Mitsubishi Estate Co. Ltd.	682,882	16,590,694
Mitsubishi HC Capital, Inc.	560,573	4,689,328
Mitsubishi Heavy Industries Ltd.	2,067,850	50,481,258
Mitsubishi UFJ Financial Group, Inc.	7,363,370	116,864,567
Mitsui & Co. Ltd.	1,586,100	47,102,929
Mitsui Fudosan Co. Ltd.	1,697,660	19,292,668
Mitsui OSK Lines Ltd.	220,000	6,614,163
Mizuho Financial Group, Inc.	1,619,951	59,119,392
MonotaRO Co. Ltd.	158,600	2,525,421
MS&AD Insurance Group Holdings, Inc.	826,472	19,403,090
Murata Manufacturing Co. Ltd.	1,071,675	22,149,323
NEC Corp.	835,170	28,258,383
Nexon Co. Ltd.	239,348	5,846,432
NIDEC Corp.	534,640	7,259,348
Nintendo Co. Ltd.	709,020	47,869,140
Nippon Building Fund, Inc.	4,866	4,435,031
Nippon Paint Holdings Co. Ltd.	613,280	4,106,360
Nippon Sanso Holdings Corp.	112,193	3,351,661
Nippon Steel Corp.	3,106,280	12,711,062
Nippon Yusen KK	281,266	9,110,648
Nissan Motor Co. Ltd.(b)(c)	1,448,115	3,598,461
Nitori Holdings Co. Ltd.	259,615	4,531,358
Nitto Denko Corp.	453,930	10,807,938
Nomura Holdings, Inc.	1,934,718	16,117,110
Nomura Research Institute Ltd.	242,663	9,234,446
NTT, Inc.	19,192,500	19,374,645
Obayashi Corp.	418,434	8,756,946
Obic Co. Ltd.	207,970	6,527,898
Olympus Corp.	733,912	9,305,454
Oracle Corp. Japan	24,335	2,045,333
Oriental Land Co. Ltd.	693,920	12,837,503
ORIX Corp.	747,000	21,847,709
Osaka Gas Co. Ltd.	232,808	8,089,349
Otsuka Corp.	144,264	2,972,645
Otsuka Holdings Co. Ltd.	283,655	16,043,300
Pan Pacific International Holdings Corp.	1,223,680	7,289,339
Panasonic Holdings Corp.	1,498,057	19,420,854
Rakuten Group, Inc.(b)	972,700	6,233,030
Recruit Holdings Co. Ltd.	908,094	51,027,212
Renesas Electronics Corp.	1,146,508	15,703,545
Resona Holdings, Inc.	1,334,499	12,701,378
Ryohin Keikaku Co. Ltd.	325,600	5,749,269
Sanrio Co. Ltd.	115,000	3,598,375
SBI Holdings, Inc.	360,194	7,762,178
SCREEN Holdings Co. Ltd.	52,200	5,084,503
Secom Co. Ltd.	269,714	9,584,064
Seibu Holdings, Inc.	135,700	3,728,568
Sekisui Chemical Co. Ltd.	244,478	4,111,448
Sekisui House Ltd.	383,299	8,552,642
Seven & i Holdings Co. Ltd.	1,421,977	20,429,556
Security	Shares	Value
Japan (continued)
SG Holdings Co. Ltd.	209,304	$ 1,915,458
Shimadzu Corp.	150,663	4,010,888
Shimano, Inc.	48,270	5,047,642
Shin-Etsu Chemical Co. Ltd.	1,087,330	33,773,714
Shionogi & Co. Ltd.	485,663	8,790,414
Shiseido Co. Ltd.	254,078	3,697,573
SMC Corp.	36,841	12,747,014
SoftBank Corp.	18,387,000	25,244,576
SoftBank Group Corp.	2,466,000	69,179,474
Sompo Holdings, Inc.	572,526	19,432,788
Sony Financial Group, Inc.(b)	3,963,140	4,199,957
Sony Group Corp.	3,963,140	101,658,387
Subaru Corp.	376,746	8,111,802
Sumitomo Corp.	700,040	24,230,118
Sumitomo Electric Industries Ltd.	458,980	18,486,455
Sumitomo Metal Mining Co. Ltd.	158,115	6,331,484
Sumitomo Mitsui Financial Group, Inc.	2,370,181	76,228,369
Sumitomo Mitsui Trust Group, Inc.	411,552	12,541,983
Sumitomo Realty & Development Co. Ltd.	398,498	10,004,665
Suntory Beverage & Food Ltd.	88,140	2,650,682
Suzuki Motor Corp.	1,005,176	15,032,875
Sysmex Corp.	319,866	3,141,146
T&D Holdings, Inc.	314,506	7,259,789
Taisei Corp.	100,010	9,478,035
Takeda Pharmaceutical Co. Ltd.	1,021,808	31,742,716
TDK Corp.	1,248,770	17,667,281
Terumo Corp.	856,112	12,443,736
TIS, Inc.	137,400	4,616,031
Toho Co. Ltd.	72,182	3,677,301
Tokio Marine Holdings, Inc.	1,180,061	43,622,252
Tokyo Electron Ltd.	288,779	64,318,952
Tokyo Gas Co. Ltd.	212,355	8,418,699
Tokyo Metro Co. Ltd.(c)	184,000	1,873,008
Tokyu Corp.	324,065	3,787,192
TOPPAN Holdings, Inc.	155,300	4,616,552
Toray Industries, Inc.	897,814	5,853,552
Toyota Industries Corp.	104,600	11,858,134
Toyota Motor Corp.	6,107,245	131,165,869
Toyota Tsusho Corp.	444,943	15,003,117
Trend Micro, Inc.(b)	80,934	3,361,373
Tsuruha Holdings, Inc.(c)	169,900	3,121,630
Unicharm Corp.	724,606	4,140,209
West Japan Railway Co.	289,380	5,765,936
Yamaha Motor Co. Ltd.	598,581	4,439,251
Yokogawa Electric Corp.	147,963	4,745,253
Zensho Holdings Co. Ltd.(c)	62,400	3,575,736
ZOZO, Inc.	287,453	2,370,576
		2,919,898,866
Luxembourg — 0.2%
ArcelorMittal SA(b)	301,615	13,850,011
CVC Capital Partners PLC(d)	140,567	2,354,148
Eurofins Scientific SE	76,155	5,569,093
		21,773,252
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,270,058	6,262,423
Sands China Ltd.	1,548,860	3,906,880
		10,169,303
Mexico — 0.0%
Fresnillo PLC	142,462	6,352,444
Netherlands — 4.5%
ABN AMRO Bank NV(d)	375,787	13,129,574

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Adyen NV(b)(d)	16,271	$ 26,238,199
Akzo Nobel NV	110,128	7,662,758
Argenx SE(b)	39,724	33,508,915
ASM International NV	30,099	18,221,777
ASML Holding NV	250,429	269,842,296
ASR Nederland NV	95,074	6,764,590
BE Semiconductor Industries NV	52,325	8,180,278
Euronext NV	50,402	7,571,281
EXOR NV	60,254	5,118,226
Heineken Holding NV	82,906	6,070,942
Heineken NV	184,979	15,262,046
IMCD NV	37,719	3,423,465
ING Groep NV	1,947,162	54,731,273
JDE Peet’s NV	108,303	4,050,302
Koninklijke Ahold Delhaize NV	586,364	24,044,961
Koninklijke KPN NV	2,497,804	11,671,529
Koninklijke Philips NV	497,012	13,533,236
Magnum Ice Cream Co. NV(b)	315,998	5,015,557
Nebius Group NV, Class A(b)	136,859	11,455,783
NN Group NV	172,774	13,328,584
Randstad NV	70,580	2,679,574
Universal Music Group NV	706,657	18,422,431
Wolters Kluwer NV, Class C	153,196	15,867,492
		595,795,069
New Zealand — 0.2%
Auckland International Airport Ltd.	1,042,001	4,997,434
Contact Energy Ltd.	556,207	2,958,929
Fisher & Paykel Healthcare Corp. Ltd.	376,544	8,181,146
Infratil Ltd.(c)	593,887	3,789,688
Meridian Energy Ltd.	854,183	2,758,829
Xero Ltd.(b)(c)	106,747	8,086,498
		30,772,524
Norway — 0.5%
Aker BP ASA	200,935	5,113,022
DNB Bank ASA	575,412	16,031,418
Equinor ASA	494,887	11,670,329
Gjensidige Forsikring ASA	127,566	3,812,734
Kongsberg Gruppen ASA	284,058	7,279,060
Mowi ASA	297,807	7,163,723
Norsk Hydro ASA	906,243	6,995,444
Orkla ASA	454,725	5,063,698
Salmar ASA	43,981	2,688,035
Telenor ASA	397,797	5,785,731
		71,603,194
Poland — 0.0%
InPost SA(b)(c)	144,111	1,770,939
Portugal — 0.2%
Banco Comercial Portugues SA	4,875,690	5,132,430
Banco Espirito Santo SA, Class N, Registered Shares(b)(e)	47,542	1
EDP SA	2,025,539	9,329,195
Galp Energia SGPS SA, Class B	268,630	4,625,895
Jeronimo Martins SGPS SA	180,804	4,302,473
		23,389,994
Singapore — 1.7%
CapitaLand Ascendas REIT	2,527,475	5,556,833
CapitaLand Integrated Commercial Trust	3,927,047	7,288,775
CapitaLand Investment Ltd.	1,537,530	3,235,773
DBS Group Holdings Ltd.	1,368,069	59,927,742
Security	Shares	Value
Singapore (continued)
Grab Holdings Ltd., Class A(b)	1,530,444	$ 7,636,916
Keppel Ltd.	938,242	7,543,151
Oversea-Chinese Banking Corp. Ltd.	2,174,887	33,413,274
Sea Ltd., Class A, ADR(b)	246,522	31,448,811
Sembcorp Industries Ltd.(c)	583,500	2,727,637
Singapore Airlines Ltd.	1,010,199	5,015,601
Singapore Exchange Ltd.	505,926	6,659,971
Singapore Technologies Engineering Ltd.	1,000,779	6,539,184
Singapore Telecommunications Ltd.	4,800,846	16,985,385
STMicroelectronics NV	434,878	11,365,577
United Overseas Bank Ltd.	811,005	22,088,139
		227,432,769
South Korea — 0.0%
Delivery Hero SE(b)(d)	122,034	3,216,810
Spain — 3.7%
Acciona SA	16,263	3,539,468
ACS Actividades de Construccion y Servicios SA	117,235	11,637,368
Aena SME SA(d)	482,450	13,480,068
Amadeus IT Group SA	290,735	21,517,589
Banco Bilbao Vizcaya Argentaria SA	3,718,409	87,223,458
Banco de Sabadell SA	3,473,373	13,688,037
Banco Santander SA	9,603,849	113,041,991
Bankinter SA	434,044	7,194,360
CaixaBank SA	2,534,598	30,988,303
Cellnex Telecom SA(d)	318,283	10,249,242
EDP Renovaveis SA	205,958	2,908,597
Endesa SA	206,870	7,446,570
Grifols SA , Class A	196,844	2,460,485
Iberdrola SA	4,095,122	88,673,274
Industria de Diseno Textil SA	700,623	46,216,359
Mapfre SA	596,068	2,991,183
Naturgy Energy Group SA	149,622	4,555,740
Redeia Corp. SA	180,542	3,218,480
Repsol SA	748,580	13,967,312
Telefonica SA	2,368,148	9,721,126
		494,719,010
Sweden — 3.2%
AddTech AB, B Shares	167,575	5,901,755
Alfa Laval AB	184,493	9,250,722
Assa Abloy AB, Class B	646,672	24,981,482
Atlas Copco AB, A Shares	1,733,017	30,852,149
Atlas Copco AB, B Shares	1,003,779	16,047,119
Beijer Ref AB, Class B	249,294	4,000,629
Boliden AB(b)	183,947	10,189,978
Epiroc AB, Class A	423,612	9,549,005
Epiroc AB, Class B	247,954	4,988,482
EQT AB	318,623	12,447,336
Essity AB, Class B	386,841	11,122,201
Evolution AB(d)	95,240	6,466,938
Fastighets AB Balder, B shares(b)	456,914	3,372,621
H & M Hennes & Mauritz AB, B Shares	366,485	7,345,782
Hexagon AB, B shares	1,334,823	15,722,478
Holmen AB, B Shares	48,563	1,862,804
Industrivarden AB, C Shares	99,175	4,439,395
Industrivarden AB, Class A	77,758	3,483,428
Indutrade AB	177,445	4,599,515
Investment AB Latour, B Shares	94,384	2,293,036
Investor AB, B Shares	1,175,493	41,889,371
L E Lundbergforetagen AB, B Shares	48,228	2,662,735
Lifco AB, B Shares	150,547	5,705,541
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, B Shares	979,831	$ 3,745,287
Saab AB, Class B	205,107	11,900,353
Sagax AB, Class B	139,805	2,990,143
Sandvik AB	688,250	22,231,224
Securitas AB, B Shares	313,390	4,983,878
Skandinaviska Enskilda Banken AB, Class A	976,757	20,593,636
Skanska AB, B Shares	219,120	5,970,651
SKF AB, B Shares	218,663	5,787,750
Svenska Cellulosa AB SCA, Class B	389,019	5,159,103
Svenska Handelsbanken AB, A Shares	933,166	13,519,271
Swedbank AB, A Shares	545,303	18,919,297
Swedish Orphan Biovitrum AB(b)	123,858	4,444,904
Tele2 AB, B Shares	352,476	5,906,294
Telefonaktiebolaget LM Ericsson, B Shares	1,784,171	17,363,612
Telia Co. AB	1,518,172	6,488,614
Trelleborg AB, B Shares	130,731	5,526,198
Volvo AB, B Shares	1,020,261	32,469,420
		427,174,137
Switzerland — 7.6%
ABB Ltd., Class N, Registered Shares	1,015,789	74,881,423
Alcon AG	320,950	25,396,145
Avolta AG, Class N	57,209	3,374,176
Banque Cantonale Vaudoise, Registered Shares	19,123	2,417,527
Barry Callebaut AG, Class N, Registered Shares	2,312	3,779,913
Belimo Holding AG, Registered Shares	6,341	6,195,559
BKW AG	13,713	2,908,673
Chocoladefabriken Lindt & Spruengli AG	612	8,942,466
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	69	10,119,258
Cie Financiere Richemont SA, Class A, Registered Shares	346,842	74,796,794
DSM-Firmenich AG	118,866	9,588,904
EMS-Chemie Holding AG, Registered Shares	4,572	3,153,907
Galderma Group AG	99,618	20,285,480
Geberit AG, Class N, Registered Shares	21,886	16,997,153
Givaudan SA, Class N, Registered Shares	5,931	23,464,501
Helvetia Holding AG, Registered Shares	50,559	13,297,678
Julius Baer Group Ltd., Class N	133,622	10,439,990
Kuehne & Nagel International AG, Registered Shares	30,846	6,615,083
Logitech International SA, Class N, Registered Shares	97,688	9,917,087
Lonza Group AG, Registered Shares	45,311	30,549,566
Nestle SA, Class N, Registered Shares	1,662,342	165,002,604
Novartis AG, Class N, Registered Shares	1,225,170	168,823,382
Partners Group Holding AG	14,577	17,885,695
Sandoz Group AG	268,475	19,492,944
Schindler Holding AG	26,156	9,836,357
Schindler Holding AG, Class N, Registered Shares	14,984	5,301,964
SGS SA, Registered Shares	103,552	11,878,216
Sika AG, Registered Shares	97,920	19,880,250
Sonova Holding AG, Registered Shares	32,553	8,420,374
Straumann Holding AG, Registered Shares	71,830	8,390,023
Swatch Group AG	18,473	3,884,055
Swiss Life Holding AG, Class N, Registered Shares	18,451	21,252,671
Swiss Prime Site AG, Registered Shares	51,092	7,932,941
Swisscom AG, Class N, Registered Shares	16,636	12,083,677
UBS Group AG, Registered Shares	2,048,371	94,582,648
VAT Group AG(d)	17,409	8,358,058
Zurich Insurance Group AG, Class N	94,002	71,131,516
		1,011,258,658
Security	Shares	Value
United Arab Emirates — 0.0%
NMC Health PLC(b)(e)	45,379	$ 1
United Kingdom — 12.7%
3i Group PLC	640,886	28,102,092
Admiral Group PLC	167,225	7,153,527
Anglo American PLC	718,813	29,731,905
Ashtead Group PLC	271,994	18,544,339
Associated British Foods PLC	209,674	5,988,988
AstraZeneca PLC	1,000,496	185,151,076
Auto Trader Group PLC(d)	564,520	4,453,703
Aviva PLC	1,961,500	18,035,834
BAE Systems PLC	1,934,821	44,530,020
Barclays PLC	9,008,684	57,665,744
Barratt Redrow PLC	889,857	4,571,362
British American Tobacco PLC	1,410,444	79,959,024
BT Group PLC	3,816,744	9,455,760
Bunzl PLC	209,624	5,853,538
Centrica PLC	3,201,967	7,300,671
CK Hutchison Holdings Ltd.	1,731,617	11,772,321
Coca-Cola Europacific Partners PLC	134,079	12,160,965
Compass Group PLC	1,090,235	34,544,165
DCC PLC	64,117	3,994,405
Diageo PLC	1,429,260	30,797,583
Entain PLC	389,200	4,000,685
Haleon PLC	5,796,385	29,291,345
Halma PLC	243,841	11,573,880
Hikma Pharmaceuticals PLC	107,464	2,240,295
HSBC Holdings PLC	11,106,704	174,774,344
Imperial Brands PLC	502,438	21,097,468
Informa PLC	835,068	9,908,272
InterContinental Hotels Group PLC	93,409	13,126,653
International Consolidated Airlines Group SA, Class DI	805,163	4,470,595
Intertek Group PLC	102,001	6,325,755
J Sainsbury PLC	1,094,407	4,794,421
JD Sports Fashion PLC	1,681,620	1,906,095
Kingfisher PLC	1,116,686	4,700,748
Land Securities Group PLC	451,842	3,778,109
Legal & General Group PLC	3,675,934	12,937,802
Lloyds Banking Group PLC	38,196,951	50,523,649
London Stock Exchange Group PLC	306,120	36,822,729
M&G PLC	1,468,594	5,653,806
Marks & Spencer Group PLC	1,317,215	5,861,656
Melrose Industries PLC	815,500	6,431,800
National Grid PLC	3,145,353	48,244,929
NatWest Group PLC	5,188,409	45,514,169
Next PLC	75,066	13,819,663
Pearson PLC	386,171	5,460,083
Phoenix Group Holdings PLC	454,255	4,497,053
Reckitt Benckiser Group PLC	435,583	35,247,098
RELX PLC	1,186,504	47,800,469
Rentokil Initial PLC	1,621,476	9,674,523
Rolls-Royce Holdings PLC	5,445,193	84,213,806
Sage Group PLC	637,043	9,265,459
Schroders PLC	477,628	2,610,936
Segro PLC	820,975	7,953,709
Severn Trent PLC	173,005	6,496,523
Shell PLC	3,737,168	137,723,074
Smith & Nephew PLC	536,259	8,918,494
Smiths Group PLC	215,579	6,818,816
Spirax Group PLC	47,042	4,299,499

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
SSE PLC	778,010	$ 22,809,630
Standard Chartered PLC	1,255,594	30,637,042
Tesco PLC	4,193,853	24,940,131
Unilever PLC	1,404,436	91,761,930
United Utilities Group PLC	438,707	7,048,454
Vodafone Group PLC	12,356,221	16,470,947
Whitbread PLC	113,444	3,888,315
Wise PLC, Class A(b)	429,312	5,143,167
		1,691,245,048
United States — 4.1%
Aegon Ltd.	848,857	6,600,964
BP PLC	10,150,917	59,199,774
Buzzi SpA	49,712	3,005,144
CyberArk Software Ltd.(b)	30,539	13,622,226
Experian PLC	589,737	26,589,211
Ferrovial SE	328,010	21,251,979
GSK PLC	2,643,817	64,819,031
Holcim AG	334,767	32,589,667
Monday.com Ltd.(b)	27,845	4,108,808
Qiagen NV	138,830	6,313,560
Roche Holding AG	474,018	195,948,422
Spotify Technology SA(b)	100,884	58,584,348
Stellantis NV	1,296,394	14,196,419
Swiss Re AG	193,728	32,273,077
Tenaris SA	262,929	5,073,440
		544,176,070
Total Common Stocks — 98.6% (Cost: $7,715,587,287)		13,125,991,425
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	35,279	3,759,342
Dr. Ing hc F Porsche AG(c)(d)	72,928	3,884,314
Henkel AG & Co. KGaA	108,990	8,891,927
Security	Shares	Value
Germany (continued)
Porsche Automobil Holding SE	97,568	$ 4,552,073
Sartorius AG	16,889	4,863,429
Volkswagen AG	132,531	16,173,906
		42,124,991
Total Preferred Securities — 0.3% (Cost: $45,377,395)		42,124,991
Total Long-Term Investments — 98.9% (Cost: $7,760,964,682)		13,168,116,416
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(f)(g)(h)	39,318,879	39,338,538
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(f)(g)	39,888,114	39,888,114
Total Short-Term Securities — 0.6% (Cost: $79,226,652)		79,226,652
Total Investments — 99.5% (Cost: $7,840,191,334)		13,247,343,068
Other Assets Less Liabilities — 0.5%		70,228,315
Net Assets — 100.0%		$ 13,317,571,383

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 32,246,301	$ 7,090,265 (a)	$ —	$ (1,227)	$ 3,199	$ 39,338,538	39,318,879	$ 156,199 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	34,615,049	5,273,065 (a)	—	—	—	39,888,114	39,888,114	815,195	—
				$ (1,227)	$ 3,199	$ 79,226,652		$ 971,394	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	128	03/12/26	$ 20,612	$ 17,025
SPI 200 Index	118	03/19/26	17,080	67,891
Euro Stoxx 50 Index	688	03/20/26	47,227	530,754
FTSE 100 Index	222	03/20/26	29,651	335,904
				$ 951,574
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 951,574	$ —	$ —	$ —	$ 951,574

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 30,992,771	$ —	$ —	$ —	$ 30,992,771
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,643,101	$ —	$ —	$ —	$ 2,643,101
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$124,672,907
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 925,095,200	$ —	$ 925,095,200
Austria	—	36,070,740	—	36,070,740

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Belgium	$ —	$ 113,097,862	$ —	$ 113,097,862
Brazil	—	4,300,985	—	4,300,985
Chile	—	11,102,441	—	11,102,441
China	—	76,675,033	—	76,675,033
Denmark	—	251,765,722	—	251,765,722
Finland	—	153,298,161	—	153,298,161
France	—	1,367,306,133	—	1,367,306,133
Germany	—	1,228,028,184	—	1,228,028,184
Hong Kong	12,763,876	236,367,938	—	249,131,814
Ireland	16,997,895	44,360,862	—	61,358,757
Israel	37,281,362	87,986,560	—	125,267,922
Italy	—	436,233,613	—	436,233,613
Ivory Coast	—	6,510,770	—	6,510,770
Japan	22,613,625	2,897,285,241	—	2,919,898,866
Luxembourg	—	21,773,252	—	21,773,252
Macau	—	10,169,303	—	10,169,303
Mexico	—	6,352,444	—	6,352,444
Netherlands	16,471,340	579,323,729	—	595,795,069
New Zealand	4,997,434	25,775,090	—	30,772,524
Norway	—	71,603,194	—	71,603,194
Poland	—	1,770,939	—	1,770,939
Portugal	—	23,389,993	1	23,389,994
Singapore	39,085,727	188,347,042	—	227,432,769
South Korea	—	3,216,810	—	3,216,810
Spain	7,446,570	487,272,440	—	494,719,010
Sweden	—	427,174,137	—	427,174,137
Switzerland	11,878,216	999,380,442	—	1,011,258,658
United Arab Emirates	—	—	1	1
United Kingdom	16,955,386	1,674,289,662	—	1,691,245,048
United States	76,315,382	467,860,688	—	544,176,070
Preferred Securities
Preferred Stocks	—	42,124,991	—	42,124,991
Short-Term Securities
Money Market Funds	79,226,652	—	—	79,226,652
	$ 342,033,465	$ 12,905,309,601	$ 2	$ 13,247,343,068
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 598,645	$ 352,929	$ —	$ 951,574

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Fund Schedules of Investments

Statements of Assets and Liabilities
December 31, 2025

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 208,736,908	$ 1,184,580,005	$ 13,168,116,416	$ —
Investments, at value — Master Small Cap Index Series	—	—	—	3,183,166,847
Investments, at value — affiliated(c)	1,781,413	6,048,837	79,226,652	—
Cash pledged for futures contracts	—	—	7,250,391	—
Foreign currency, at value(d)	—	—	80,835,256	—
Receivables:
Investments sold	65,000	23,438,640	12,755	—
Securities lending income — affiliated	—	25	12,801	—
Capital shares sold	69,603	1,854,973	25,295,826	2,155,943
Dividends — unaffiliated	—	—	32,083,344	—
Dividends — affiliated	5,611	7,482	60,845	—
Interest — unaffiliated	2,725,774	3,682,778	—	—
Withdrawals from the Master Portfolio	—	—	—	772,323
Prepaid expenses	59,454	18,548	—	34,448
Total assets	213,443,763	1,219,631,288	13,392,894,286	3,186,129,561
LIABILITIES
Collateral on securities loaned	—	—	39,340,091	—
Payables:
Investments purchased	—	28,425,082	282,088	—
Accounting services fees	2,256	2,256	—	1,241
Administration fees	—	—	374,323	108,974
Capital shares redeemed	208,245	1,739,489	34,400,027	2,928,266
Custodian fees	891	1,789	—	—
Income dividend distributions	22,386	170,624	—	—
Investment advisory fees	17,901	9,696	110,883	—
Directors’ and Officer’s fees	1,726	3,067	20,724	146
Recoupment of past waived fees	19,201	—	—	—
Other accrued expenses	5,818	5,259	92,614	5,157
Printing and postage fees	37,130	17,260	—	7,602
Professional fees	34,599	21,693	171,467	26,871
Service fees	39,794	1,338	133,971	119,309
Transfer agent fees	31,236	31,194	18,408	192,422
Variation margin on futures contracts	—	—	378,307	—
Total liabilities	421,183	30,428,747	75,322,903	3,389,988
Commitments and contingent liabilities
NET ASSETS	$ 213,022,580	$ 1,189,202,541	$ 13,317,571,383	$ 3,182,739,573
NET ASSETS CONSIST OF
Paid-in capital	$ 220,774,994	$ 1,195,896,614	$ 9,638,635,623	$ 2,283,770,165
Accumulated earnings (loss)	(7,752,414)	(6,694,073)	3,678,935,760	898,969,408
NET ASSETS	$ 213,022,580	$ 1,189,202,541	$ 13,317,571,383	$ 3,182,739,573
(a) Investments, at cost—unaffiliated	$211,734,531	$1,182,586,488	$7,760,964,682	$—
(b) Securities loaned, at value	$—	$—	$37,835,085	$—
(c) Investments, at cost—affiliated	$1,781,413	$6,048,837	$79,226,652	$—
(d) Foreign currency, at cost	$—	$—	$80,495,897	$—

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2025

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 32,040,250	$ 633,609,017	$ 1,612,032,961	$ 464,462,227
Shares outstanding	2,907,650	65,189,540	83,291,821	17,402,202
Net asset value	$ 11.02	$ 9.72	$ 19.35	$ 26.69
Shares authorized	Unlimited	Unlimited	1.208 billion	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor A
Net assets	$ 17,570,703	$ 5,739,016	$ 474,813,451	$ 238,658,350
Shares outstanding	1,594,493	589,547	24,733,696	8,931,838
Net asset value	$ 11.02	$ 9.73	$ 19.20	$ 26.72
Shares authorized	Unlimited	Unlimited	208 million	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor P
Net assets	$ 163,169,887	N/A	$ 171,062,189	$ 321,078,426
Shares outstanding	14,807,669	N/A	8,944,470	12,064,285
Net asset value	$ 11.02	N/A	$ 19.12	$ 26.61
Shares authorized	Unlimited	N/A	2 billion	2 billion
Par value	$0.001	N/A	$0.0001	$0.0001
Class G
Net assets	N/A	N/A	$ 3,663,671,836	N/A
Shares outstanding	N/A	N/A	189,126,769	N/A
Net asset value	N/A	N/A	$ 19.37	N/A
Shares authorized	N/A	N/A	800 million	N/A
Par value	N/A	N/A	$0.0001	N/A
Class K
Net assets	$ 241,740	$ 549,854,508	$ 7,395,990,946	$ 2,158,540,570
Shares outstanding	21,940	56,497,848	381,645,501	80,564,898
Net asset value	$ 11.02	$ 9.73	$ 19.38	$ 26.79
Shares authorized	Unlimited	Unlimited	1.208 billion	1.208 billion
Par value	$0.001	$0.001	$0.0001	$0.0001
See notes to financial statements.
Fund Statements of Assets and Liabilities

Statements of Operations
Year Ended December 31, 2025

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$368,683,462	$—
Dividends — affiliated	88,155	517,176	815,195	—
Interest — unaffiliated	7,776,004	37,553,982	—	—
Securities lending income — affiliated — net	—	77	156,199	—
Other income — unaffiliated	—	—	80,793	—
Foreign taxes withheld	—	—	(26,366,601)	—
Foreign withholding tax claims	—	—	5,586,893	—
Net investment income allocated from the Master Small Cap Index Series:
Dividends — unaffiliated	—	—	—	31,498,368
Dividends — affiliated	—	—	—	1,107,933
Interest — unaffiliated	—	—	—	66,654
Securities lending income — affiliated — net	—	—	—	2,855,817
Foreign taxes withheld	—	—	—	(99,270)
Expenses	—	—	—	(501,328)
Fees waived	—	—	—	16,283
Total investment income	7,864,159	38,071,235	348,955,941	34,944,457
EXPENSES
Service — class specific	461,297	13,131	1,482,484	1,310,543
Investment advisory	217,703	81,788	1,190,303	—
Professional	187,748	119,361	192,596	78,768
Transfer agent — class specific	124,136	172,189	—	752,622
Registration	54,039	60,912	—	99,923
Printing and postage	40,470	32,687	—	5,829
Recoupment of past waived and/or reimbursed fees — class specific	18,256	—	—	—
Accounting services	9,025	9,025	—	4,964
Directors and Officer	8,223	12,677	87,055	800
Custodian	4,071	9,733	—	—
Recoupment of past waived and/or reimbursed fees	946	—	—	—
Administration	—	—	—	1,137,584
Administration — class specific	—	—	4,050,878	—
Miscellaneous	17,607	16,373	320	20,199
Total expenses excluding interest expense	1,143,521	527,876	7,003,636	3,411,232
Interest expense — unaffiliated	—	501	855	—
Total expenses	1,143,521	528,377	7,004,491	3,411,232
Less:
Fees waived and/or reimbursed by the Administrator	—	—	—	(3,637)
Fees waived and/or reimbursed by the Manager	(139,114)	(48,482)	(136,789)	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(12,842)	(7,141)	—	(182,308)
Total expenses after fees waived and/or reimbursed	991,565	472,754	6,867,702	3,225,287
Net investment income	6,872,594	37,598,481	342,088,239	31,719,170
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,331,056)	(170,197)	(60,314,935)	—
Investments — affiliated	—	—	(1,227)	—
Foreign currency transactions	—	—	3,169,519	—
Futures contracts	—	—	30,992,771	—
Net realized gain (loss) allocated from the Master Small Cap Index Series from:
Investments — unaffiliated	—	—	—	90,773,965
Investments — affiliated	—	—	—	1,487,722
Futures contracts	—	—	—	(1,768,963)
Swaps	—	—	—	(36,014)
	(2,331,056)	(170,197)	(26,153,872)	90,456,710

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended December 31, 2025
	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$2,406,234	$3,139,455	$2,903,076,734	$—
Investments — affiliated	—	—	3,199	—
Foreign currency translations	—	—	3,601,502	—
Futures contracts	—	—	2,643,101	—
Net change in unrealized appreciation (depreciation) allocated from Master Small Cap Index Series on:
Investments — unaffiliated	—	—	—	231,541,126
Investments — affiliated	—	—	—	2,354,024
Futures contracts	—	—	—	310,882
Swaps	—	—	—	318,217
	2,406,234	3,139,455	2,909,324,536	234,524,249
Net realized and unrealized gain	75,178	2,969,258	2,883,170,664	324,980,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,947,772	$40,567,739	$3,225,258,903	$356,700,129
See notes to financial statements.
Fund Statements of Operations

Statements of Changes in Net Assets

	iShares Municipal Bond Index Fund		iShares Short-Term TIPS Bond Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,872,594	$6,776,868	$37,598,481	$13,653,471
Net realized loss	(2,331,056)	(603,446)	(170,197)	(1,007,153)
Net change in unrealized appreciation (depreciation)	2,406,234	(3,764,543)	3,139,455	1,527,951
Net increase in net assets resulting from operations	6,947,772	2,408,879	40,567,739	14,174,269
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(1,110,054)	(1,162,452)	(15,972,067)	(5,354,694)
Investor A	(505,606)	(476,540)	(232,602)	(85,625)
Investor P	(5,248,156)	(5,134,779)	—	—
Class K	(8,043)	(3,430)	(21,393,457)	(8,212,648)
Return of capital
Institutional	—	—	(7,241)	(4,211)
Investor A	—	—	(100)	(72)
Class K	—	—	(9,268)	(6,510)
Decrease in net assets resulting from distributions to shareholders	(6,871,859)	(6,777,201)	(37,614,735)	(13,663,760)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,668,584)	(21,743,333)	733,584,030	174,310,493
NET ASSETS
Total increase (decrease) in net assets	(20,592,671)	(26,111,655)	736,537,034	174,821,002
Beginning of year	233,615,251	259,726,906	452,665,507	277,844,505
End of year	$213,022,580	$233,615,251	$1,189,202,541	$452,665,507

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE International Index Fund		iShares Russell 2000 Small-Cap Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$342,088,239	$300,377,124	$31,719,170	$35,580,959
Net realized gain (loss)	(26,153,872)	(57,363,544)	90,456,710	70,086,171
Net change in unrealized appreciation (depreciation)	2,909,324,536	103,232,249	234,524,249	194,596,740
Net increase in net assets resulting from operations	3,225,258,903	346,245,829	356,700,129	300,263,870
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(57,569,090)	(35,110,836)	(12,341,529)	(19,874,643)
Investor A	(16,079,119)	(12,043,204)	(6,775,950)	(9,913,008)
Investor P	(5,815,342)	(4,162,363)	(9,097,245)	(13,243,145)
Class G	(132,445,307)	(103,106,795)	—	—
Class K	(268,325,701)	(184,909,666)	(66,362,092)	(89,277,168)
Decrease in net assets resulting from distributions to shareholders	(480,234,559)	(339,332,864)	(94,576,816)	(132,307,964)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	279,741,990	770,122,500	51,546,035	(66,811,632)
NET ASSETS
Total increase in net assets	3,024,766,334	777,035,465	313,669,348	101,144,274
Beginning of year	10,292,805,049	9,515,769,584	2,869,070,225	2,767,925,951
End of year	$13,317,571,383	$10,292,805,049	$3,182,739,573	$2,869,070,225

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.37	0.33	0.32	0.30	0.29
Net realized and unrealized gain (loss)(b)	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.40	0.13	0.70	(1.05)	0.18
Distributions(c)
From net investment income	(0.37)	(0.33)	(0.32)	(0.30)	(0.29)
From net realized gain	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.37)	(0.33)	(0.32)	(0.30)	(0.31)
Net asset value, end of year	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	3.70%	1.20%	6.58%	(8.61)%	1.54%
Ratios to Average Net Assets(f)
Total expenses	0.30%(g)	0.29%	0.25%(h)	0.24%	0.25%
Total expenses after fees waived and/or reimbursed	0.24%	0.25%	0.25%	0.24%	0.24%
Net investment income	3.37%	2.99%	2.92%	2.75%	2.40%
Supplemental Data
Net assets, end of year (000)	$32,040	$38,690	$41,268	$37,235	$11,794
Portfolio turnover rate	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratio would have been 0.29%.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.34	0.30	0.29	0.27	0.26
Net realized and unrealized gain (loss)(b)	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.37	0.10	0.67	(1.08)	0.15
Distributions(c)
From net investment income	(0.34)	(0.30)	(0.29)	(0.27)	(0.26)
From net realized gain	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.34)	(0.30)	(0.29)	(0.27)	(0.28)
Net asset value, end of year	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	3.44%	0.95%	6.31%	(8.85)%	1.28%
Ratios to Average Net Assets(f)
Total expenses	0.60%(g)	0.58%	0.55%	0.51%	0.53%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.12%	2.74%	2.66%	2.45%	2.15%
Supplemental Data
Net assets, end of year (000)	$17,571	$16,185	$19,071	$20,060	$23,348
Portfolio turnover rate	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.34	0.30	0.29	0.27	0.26
Net realized and unrealized gain (loss)(b)	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.37	0.10	0.67	(1.08)	0.15
Distributions(c)
From net investment income	(0.34)	(0.30)	(0.29)	(0.27)	(0.26)
From net realized gain	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.34)	(0.30)	(0.29)	(0.27)	(0.28)
Net asset value, end of year	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	3.44%	0.95%	6.32%	(8.84)%	1.29%
Ratios to Average Net Assets(f)
Total expenses	0.56%(g)	0.54%	0.50%(h)	0.49%	0.49%
Total expenses after fees waived and/or reimbursed	0.49%	0.50%	0.49%	0.49%	0.49%
Net investment income	3.12%	2.74%	2.67%	2.45%	2.16%
Supplemental Data
Net assets, end of year (000)	$163,170	$178,504	$199,290	$222,859	$292,983
Portfolio turnover rate	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the expense ratio would have been 0.55%.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.37	0.34	0.32	0.31	0.30
Net realized and unrealized gain (loss)(b)	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.40	0.14	0.70	(1.04)	0.19
Distributions(c)
From net investment income	(0.37)	(0.34)	(0.32)	(0.31)	(0.30)
From net realized gain	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.37)	(0.34)	(0.32)	(0.31)	(0.32)
Net asset value, end of year	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	3.74%	1.25%	6.63%	(8.58)%	1.58%
Ratios to Average Net Assets(f)
Total expenses	0.29%	0.28%	0.27%	0.32%	0.25%
Total expenses after fees waived and/or reimbursed	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.41%	3.06%	2.96%	2.75%	2.45%
Supplemental Data
Net assets, end of year (000)	$242	$236	$97	$102	$106
Portfolio turnover rate	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.60	$9.57	$9.52	$10.37	$10.30
Net investment income(a)	0.44	0.41	0.37	0.63	0.46
Net realized and unrealized gain (loss)(b)	0.13	0.03	0.04	(0.91)	0.07
Net increase (decrease) from investment operations	0.57	0.44	0.41	(0.28)	0.53
Distributions(c)
From net investment income	(0.45)	(0.41)	(0.36)	(0.57)	(0.46)
Return of capital	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	—
Total distributions	(0.45)	(0.41)	(0.36)	(0.57)	(0.46)
Net asset value, end of year	$9.72	$9.60	$9.57	$9.52	$10.37
Total Return(e)
Based on net asset value	6.02%	4.72%	4.41%	(2.81)%	5.18%
Ratios to Average Net Assets(f)
Total expenses	0.07%	0.13%	0.23%	0.19%	0.29%
Total expenses after fees waived and/or reimbursed	0.07%	0.11%	0.11%	0.08%	0.07%
Net investment income	4.47%	4.28%	3.99%	6.44%	4.41%
Supplemental Data
Net assets, end of year (000)	$633,609	$128,401	$120,828	$23,581	$18,004
Portfolio turnover rate	12%	18%	34%	58%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.61	$9.58	$9.53	$10.41	$10.34
Net investment income(a)	0.43	0.39	0.35	0.54	0.40
Net realized and unrealized gain (loss)(b)	0.11	0.03	0.04	(0.85)	0.10
Net increase (decrease) from investment operations	0.54	0.42	0.39	(0.31)	0.50
Distributions(c)
From net investment income	(0.42)	(0.39)	(0.34)	(0.57)	(0.43)
Return of capital	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	—
Total distributions	(0.42)	(0.39)	(0.34)	(0.57)	(0.43)
Net asset value, end of year	$9.73	$9.61	$9.58	$9.53	$10.41
Total Return(e)
Based on net asset value	5.73%	4.45%	4.22%	(3.15)%	4.89%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.51%	0.60%	0.58%	0.71%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.43%	4.02%	3.70%	5.46%	3.79%
Supplemental Data
Net assets, end of year (000)	$5,739	$2,524	$2,093	$2,514	$1,908
Portfolio turnover rate	12%	18%	34%	58%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.61	$9.58	$9.53	$10.41	$10.34
Net investment income(a)	0.46	0.41	0.37	0.58	0.49
Net realized and unrealized gain (loss)(b)	0.11	0.04	0.05	(0.86)	0.04
Net increase (decrease) from investment operations	0.57	0.45	0.42	(0.28)	0.53
Distributions(c)
From net investment income	(0.45)	(0.42)	(0.37)	(0.60)	(0.46)
Return of capital	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	—
Total distributions	(0.45)	(0.42)	(0.37)	(0.60)	(0.46)
Net asset value, end of year	$9.73	$9.61	$9.58	$9.53	$10.41
Total Return(e)
Based on net asset value	6.06%	4.77%	4.51%	(2.86)%	5.19%
Ratios to Average Net Assets(f)
Total expenses	0.06%	0.09%	0.18%	0.18%	0.28%
Total expenses after fees waived and/or reimbursed	0.05%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.69%	4.27%	3.92%	5.88%	4.69%
Supplemental Data
Net assets, end of year (000)	$549,855	$321,740	$154,923	$109,665	$84,806
Portfolio turnover rate	12%	18%	34%	58%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.25	$15.19	$13.25	$15.85	$14.68
Net investment income(a)	0.51	0.47	0.43	0.41	0.41
Net realized and unrealized gain (loss)(b)	4.31	0.11	1.99	(2.64)	1.24
Net increase (decrease) from investment operations	4.82	0.58	2.42	(2.23)	1.65
Distributions from net investment income(c)	(0.72)	(0.52)	(0.48)	(0.37)	(0.48)
Net asset value, end of year	$19.35	$15.25	$15.19	$13.25	$15.85
Total Return(d)
Based on net asset value	31.64%	3.68%	18.33%	(14.18)%	11.28%
Ratios to Average Net Assets(e)
Total expenses	0.09%	0.10%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.10%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.82%	2.96%	2.97%	3.06%	2.57%
Supplemental Data
Net assets, end of year (000)	$1,612,033	$1,055,134	$1,126,850	$1,036,641	$1,058,978
Portfolio turnover rate	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.13	$15.08	$13.16	$15.74	$14.58
Net investment income(a)	0.46	0.43	0.39	0.38	0.36
Net realized and unrealized gain (loss)(b)	4.28	0.10	1.97	(2.63)	1.24
Net increase (decrease) from investment operations	4.74	0.53	2.36	(2.25)	1.60
Distributions from net investment income(c)	(0.67)	(0.48)	(0.44)	(0.33)	(0.44)
Net asset value, end of year	$19.20	$15.13	$15.08	$13.16	$15.74
Total Return(d)
Based on net asset value	31.39%	3.39%	18.02%	(14.36)%	11.01%
Ratios to Average Net Assets(e)
Total expenses	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	2.61%	2.69%	2.75%	2.85%	2.31%
Supplemental Data
Net assets, end of year (000)	$474,813	$394,057	$385,832	$348,314	$385,287
Portfolio turnover rate	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.08	$15.02	$13.12	$15.69	$14.53
Net investment income(a)	0.46	0.43	0.39	0.39	0.36
Net realized and unrealized gain (loss)(b)	4.25	0.11	1.95	(2.63)	1.24
Net increase (decrease) from investment operations	4.71	0.54	2.34	(2.24)	1.60
Distributions from net investment income(c)	(0.67)	(0.48)	(0.44)	(0.33)	(0.44)
Net asset value, end of year	$19.12	$15.08	$15.02	$13.12	$15.69
Total Return(d)
Based on net asset value	31.30%	3.46%	17.92%	(14.36)%	11.05%
Ratios to Average Net Assets(e)
Total expenses	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	2.61%	2.70%	2.76%	2.87%	2.30%
Supplemental Data
Net assets, end of year (000)	$171,062	$135,186	$137,725	$123,463	$153,682
Portfolio turnover rate	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class G
	Year Ended 12/31/25	Year Ended 12/31/24	Period from 10/16/23(a) to 12/31/23

Net asset value, beginning of period	$15.26	$15.20	$14.14
Net investment income(b)	0.52	0.48	0.03
Net realized and unrealized gain(c)	4.32	0.11	1.50
Net increase from investment operations	4.84	0.59	1.53
Distributions from net investment income(d)	(0.73)	(0.53)	(0.47)
Net asset value, end of period	$19.37	$15.26	$15.20
Total Return(e)
Based on net asset value	31.76%	3.75%	10.85%(f)
Ratios to Average Net Assets(g)
Total expenses	0.03%	0.03%	0.03%(h)
Total expenses after fees waived and/or reimbursed	0.03%	0.03%	0.02%(h)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.02%	0.02%	0.02%(h)
Net investment income	2.91%	2.98%	0.89%(h)
Supplemental Data
Net assets, end of period (000)	$3,663,672	$3,110,802	$2,737,539
Portfolio turnover rate	8%	4%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.27	$15.21	$13.27	$15.86	$14.69
Net investment income(a)	0.52	0.48	0.46	0.43	0.41
Net realized and unrealized gain (loss)(b)	4.32	0.10	1.96	(2.65)	1.24
Net increase (decrease) from investment operations	4.84	0.58	2.42	(2.22)	1.65
Distributions from net investment income(c)	(0.73)	(0.52)	(0.48)	(0.37)	(0.48)
Net asset value, end of year	$19.38	$15.27	$15.21	$13.27	$15.86
Total Return(d)
Based on net asset value	31.73%	3.73%	18.34%	(14.07)%	11.33%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.05%	0.05%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%	0.05%	0.05%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	2.89%	2.99%	3.14%	3.19%	2.60%
Supplemental Data
Net assets, end of year (000)	$7,395,991	$5,597,626	$5,127,824	$6,236,454	$6,929,470
Portfolio turnover rate	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.40	$22.90	$20.17	$25.76	$24.19
Net investment income(a)	0.28	0.31	0.33	0.27	0.25
Net realized and unrealized gain (loss)(b)	2.85	2.37	3.07	(5.52)	3.28
Net increase (decrease) from investment operations	3.13	2.68	3.40	(5.25)	3.53
Distributions(c)
From net investment income	(0.34)	(0.47)	(0.35)	(0.28)	(0.29)
From net realized gain	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	(0.84)	(1.18)	(0.67)	(0.34)	(1.96)
Net asset value, end of year	$26.69	$24.40	$22.90	$20.17	$25.76
Total Return(d)
Based on net asset value	12.78%	11.42%	16.90%	(20.39)%	14.73%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.13%	0.13%	0.13%	0.13%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.11%	1.28%	1.55%	1.26%	0.93%
Supplemental Data
Net assets, end of year (000)	$464,462	$438,850	$400,743	$390,670	$479,451
Portfolio turnover rate of the Series	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.43	$22.93	$20.20	$25.79	$24.22
Net investment income(a)	0.22	0.25	0.27	0.22	0.18
Net realized and unrealized gain (loss)(b)	2.84	2.37	3.08	(5.52)	3.28
Net increase (decrease) from investment operations	3.06	2.62	3.35	(5.30)	3.46
Distributions(c)
From net investment income	(0.27)	(0.41)	(0.30)	(0.23)	(0.22)
From net realized gain	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	(0.77)	(1.12)	(0.62)	(0.29)	(1.89)
Net asset value, end of year	$26.72	$24.43	$22.93	$20.20	$25.79
Total Return(d)
Based on net asset value	12.50%	11.15%	16.60%	(20.57)%	14.38%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.40%	0.40%	0.42%	0.40%	0.40%
Total expenses after fees waived and/or reimbursed	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.87%	1.03%	1.29%	1.01%	0.66%
Supplemental Data
Net assets, end of year (000)	$238,658	$226,997	$206,977	$194,549	$243,110
Portfolio turnover rate of the Series	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.34	$22.85	$20.13	$25.70	$24.14
Net investment income(a)	0.21	0.25	0.27	0.22	0.18
Net realized and unrealized gain (loss)(b)	2.83	2.35	3.07	(5.50)	3.27
Net increase (decrease) from investment operations	3.04	2.60	3.34	(5.28)	3.45
Distributions(c)
From net investment income	(0.27)	(0.40)	(0.30)	(0.23)	(0.22)
From net realized gain	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	(0.77)	(1.11)	(0.62)	(0.29)	(1.89)
Net asset value, end of year	$26.61	$24.34	$22.85	$20.13	$25.70
Total Return(d)
Based on net asset value	12.47%	11.14%	16.62%	(20.57)%	14.42%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.39%	0.39%	0.38%	0.39%	0.38%
Total expenses after fees waived and/or reimbursed	0.37%	0.37%	0.36%	0.37%	0.37%
Net investment income	0.87%	1.03%	1.29%	1.01%	0.67%
Supplemental Data
Net assets, end of year (000)	$321,078	$304,046	$287,808	$266,391	$354,746
Portfolio turnover rate of the Series	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.49	$22.98	$20.24	$25.84	$24.26
Net investment income(a)	0.29	0.32	0.34	0.28	0.27
Net realized and unrealized gain (loss)(b)	2.86	2.38	3.08	(5.53)	3.29
Net increase (decrease) from investment operations	3.15	2.70	3.42	(5.25)	3.56
Distributions(c)
From net investment income	(0.35)	(0.48)	(0.36)	(0.29)	(0.31)
From net realized gain	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	(0.85)	(1.19)	(0.68)	(0.35)	(1.98)
Net asset value, end of year	$26.79	$24.49	$22.98	$20.24	$25.84
Total Return(d)
Based on net asset value	12.83%	11.47%	16.95%	(20.32)%	14.78%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.18%	1.32%	1.60%	1.31%	0.99%
Supplemental Data
Net assets, end of year (000)	$2,158,541	$1,899,178	$1,872,398	$1,752,177	$2,288,892
Portfolio turnover rate of the Series	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the "Trust") and BlackRock Index Funds, Inc. (the “Corporation”), are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following, each of which is a series of one of the Trust or the Corporation are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock FundsSM	iShares Municipal Bond Index Fund	Municipal Bond Index	Diversified
	iShares Short-Term TIPS Bond Index Fund	Short-Term TIPS Bond Index	Diversified
BlackRock Index Funds, Inc.	iShares MSCI EAFE International Index Fund	International Index	Diversified
	iShares Russell 2000 Small-Cap Index Fund	Small Cap Index	Diversified
Small Cap Index seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), and an affiliate of Small Cap Index, which has the same investment objective and strategies as Small Cap Index. The value of Small Cap Index’s investment in the Series reflects Small Cap Index’s proportionate interest in the net assets of the Series. The performance of Small Cap Index is directly affected by the performance of the Series. At December 31, 2025, the percentage of the Series owned by Small Cap Index was 66.2%. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Small Cap Index’s financial statements.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Investor A Shares	No	No	None
Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) for Municipal Bond Index and BlackRock Advisors, LLC (“BAL”)  for Short-Term TIPS Bond Index, International Index and Small Cap Index (“BFA” and together with “BAL”, the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For Municipal Bond Index, Short-Term TIPS Bond Index and International Index, for financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when International Index is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
For Small Cap Index, for financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. Small Cap Index records its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, Small Cap Index accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: International Index may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the  Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, International Index recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by International Index and Small Cap Index are recorded on the ex-dividend dates. Distributions from net investment income for Municipal Bond Index and Short-Term TIPS Bond Index are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. Small Cap Index’s policy is to value its financial instruments at fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. Small Cap Index records its investment in the Series at fair value based on Small Cap Index’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Index
BNP Paribas SA	$ 14,029,394	$ (14,029,394)	$ —	$ —
BofA Securities, Inc.	3,140,230	(3,140,230)	—	—
Citigroup Global Markets, Inc.	5,428,558	(5,428,558)	—	—
Goldman Sachs & Co. LLC	3,199,840	(3,199,840)	—	—
Macquarie Bank Ltd.	918,667	(918,667)	—	—
Morgan Stanley	8,429,974	(8,429,974)	—	—
SG Americas Securities LLC	1,897,966	(1,897,966)	—	—
State Street Bank & Trust Co.	790,456	(790,456)	—	—
	$ 37,835,085	$ (37,835,085)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each of the Trust and the Corporation, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.
	Municipal Bond Index	Short-Term TIPS Bond Index	International Index
Investment advisory fees	0.10%	0.01%	0.01%

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

With respect to the Short-Term TIPS Bond Index, International Index and Small Cap Index, the Manager entered into a sub-advisory agreement with BFA. The Manager pays BFA for services it provides for that portion of Short-Term TIPS Bond Index, International Index and Small Cap Index for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each fund to the Manager.
Service Fees:  The Corporation and the Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each  Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each  Fund as follows:
	Municipal Bond Index		Short-Term TIPS Bond Index		International Index		Small Cap Index
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor P	0.25	N/A	N/A	N/A	0.25	N/A	0.25	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
Municipal Bond Index	$ 40,553	$ 420,744	$ 461,297
Short-Term TIPS Bond Index	13,131	—	13,131
International Index	1,094,425	388,059	1,482,484
Small Cap Index	562,120	748,423	1,310,543
Administration: The Corporation, on behalf of Small Cap Index and International Index, entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.04% of the average daily net assets of Small Cap Index. Small Cap Index does not pay an investment advisory fee or investment management fee. For International Index, the Administrator is entitled to receive for these administrative services an annual fee of 0.08% based on the average daily net assets of International Index’s Institutional, Investor A and Investor P Shares, 0.015% of the average daily net assets of Class G Shares,and 0.03% of the average daily net assets of Class K Shares.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of International Index:
Fund Name	Institutional	Investor A	Investor P	Class G	Class K	Total
International Index	$ 1,099,536	$ 350,216	$ 124,179	$ 503,738	$ 1,973,209	$ 4,050,878
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 93	$ 4,323	$ 462	$ 34	$ 4,912
Short-Term TIPS Bond Index	284	957	—	2,955	4,196
Small Cap Index	5,287	23,614	3,357	7,658	39,916
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 17,001	$ 15,806	$ 91,225	$ 104	$ 124,136
Short-Term TIPS Bond Index	130,435	4,843	—	36,911	172,189
Small Cap Index	260,266	201,505	225,423	65,428	752,622
Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
Municipal Bond Index	$ 4,499
International Index	11,048
Small Cap Index	15,619
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

For the year ended December 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor P
Municipal Bond Index	$ 163
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Municipal Bond Index	$ 3,650
Short-Term TIPS Bond Index	8,552
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the Manager of International Index waived $13,658 in investment advisory fees pursuant to these arrangements.
With respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small Cap Index, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
Municipal Bond Index	0.25%	0.50%	0.50%	0.20%
Short-Term TIPS Bond Index	0.11	0.36	—	0.06
Small Cap Index	0.12	0.37	0.37	0.07
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 with respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small-Cap Index, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager/Administrator in the Statements of Operations.   For the year ended December 31, 2025, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Manager	Fees Waived and/or Reimbursed by the Administrator
Municipal Bond Index	$ 135,464	$ —
Short-Term TIPS Bond Index	39,930	—
Small Cap Index	—	3,637
With respect to International Index, the fees and expenses of the Fund’s Independent Directors, counsel to the Independent Directors and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Manager has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2035. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived and/or reimbursed was $123,131.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific respectively, in the Statements of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 407	$ 5,828	$ 6,542	$ 65	$ 12,842
Short-Term TIPS Bond Index	—	1,228	—	5,913	7,141
Small Cap Index	46,250	75,696	57,956	2,406	182,308
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 16, 2025 for Municipal Bond Index, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the year ended December 31, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:
Fund Name	Fund Level	Institutional	Investor A	Investor P
Municipal Bond Index	$ 946	$ 2,113	$ 191	$ 15,952
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Administrator, expired on November 16, 2025:
Expired
Fund Name/Fund Level/Share Class	11/16/25
Municipal Bond Index
Fund Level	$ 87,703
Institutional	—
Investor A	16,431
Investor P	13,072
Class K	107
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by Short-Term TIPS Bond Index and International Index is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Short-Term TIPS Bond Index	$ 33
International Index	41,231
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  International Index may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
International Index	$190,371,883	$65,390,034	$(3,121,516)
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Municipal Bond Index	$ —	$ —	$ 79,929,689	$ 98,290,655
Short-Term TIPS Bond Index	735,427,774	89,597,243	—	—
International Index	—	—	1,112,765,471	924,920,706
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
Municipal Bond Index
Tax-exempt income	$ 6,871,859	$ 6,777,201
Short-Term TIPS Bond Index
Ordinary income	$ 37,598,126	$ 13,652,967
Return of capital	16,609	10,793
	$ 37,614,735	$ 13,663,760
International Index
Ordinary income	$ 480,234,559	$ 339,332,864
Small Cap Index
Ordinary income	$ 58,629,339	$ 76,447,475
Long-term capital gains	35,947,477	55,860,489
	$ 94,576,816	$ 132,307,964

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Municipal Bond Index	$ 275,388	$ —	$ —	$ (5,026,507)	$ (3,001,295)	$ —	$ (7,752,414)
Short-Term TIPS Bond Index	—	—	—	(6,549,316)	(144,757)	—	(6,694,073)
International Index	—	—	—	(1,305,545,194)	5,025,602,080	(41,121,126)	3,678,935,760
Small Cap Index	—	4,025,703	1,667,623	—	893,276,082	—	898,969,408

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures and foreign currency contracts, timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, characterization of corporate actions and amortization methods for premiums on fixed income securities.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Bond Index	$ 213,519,616	$ 2,145,567	$ (5,146,862)	$ (3,001,295)
Short-Term TIPS Bond Index	1,190,773,599	2,798,922	(2,943,679)	(144,757)
International Index	8,224,278,226	5,293,672,716	(270,535,713)	5,023,137,003
9.
BANK BORROWINGS
The Trust and the International Index Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
International Index may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Municipal Bond Index and Short-Term TIPS Bond Index may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Municipal Bond Index and Short-Term TIPS Bond Index may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Municipal Bond Index
Institutional
Shares sold	323,284	$ 3,516,757	651,221	$ 7,204,758
Shares issued in reinvestment of distributions	101,791	1,107,025	104,950	1,159,403
Shares redeemed	(1,037,130)	(11,152,783)	(924,944)	(10,264,620)
	(612,055)	$ (6,529,001)	(168,773)	$ (1,900,459)
Investor A
Shares sold	309,720	$ 3,383,110	239,184	$ 2,636,911
Shares issued in reinvestment of distributions	42,070	457,546	38,842	429,040
Shares redeemed	(229,664)	(2,479,087)	(510,322)	(5,652,115)
	122,126	$ 1,361,569	(232,296)	$ (2,586,164)
Investor P
Shares sold	533,636	$ 5,819,096	470,797	$ 5,211,356
Shares issued in reinvestment of distributions	482,518	5,245,504	464,832	5,134,740
Shares redeemed	(2,447,868)	(26,570,566)	(2,509,805)	(27,744,274)
	(1,431,714)	$ (15,505,966)	(1,574,176)	$ (17,398,178)
Class K
Shares sold	—	$ —	12,746	$ 140,981
Shares issued in reinvestment of distributions	443	4,814	44	487
	443	$ 4,814	12,790	$ 141,468
	(1,921,200)	$ (20,668,584)	(1,962,455)	$ (21,743,333)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term TIPS Bond Index
Institutional
Shares sold	53,321,860	$ 520,476,631	549,027	$ 5,272,362
Shares issued in reinvestment of distributions	1,628,816	15,915,704	559,288	5,351,695
Shares redeemed	(3,135,933)	(30,637,353)	(356,559)	(3,418,989)
	51,814,743	$ 505,754,982	751,756	$ 7,205,068
Investor A
Shares sold	595,102	$ 5,789,224	186,535	$ 1,793,440
Shares issued in reinvestment of distributions	23,271	227,688	8,473	81,211
Shares redeemed	(291,383)	(2,834,032)	(150,794)	(1,448,615)
	326,990	$ 3,182,880	44,214	$ 426,036
Class K
Shares sold	29,527,916	$ 288,060,358	22,013,809	$ 211,894,541
Shares issued in reinvestment of distributions	2,183,407	21,358,956	854,748	8,193,469
Shares redeemed	(8,685,014)	(84,773,146)	(5,562,016)	(53,408,621)
	23,026,309	$ 224,646,168	17,306,541	$ 166,679,389
	75,168,042	$ 733,584,030	18,102,511	$ 174,310,493
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
International Index
Institutional
Shares sold	37,076,635	$ 654,033,252	17,655,501	$ 281,634,780
Shares issued in reinvestment of distributions	2,742,918	52,472,020	2,016,989	31,830,136
Shares redeemed	(25,728,265)	(456,617,882)	(24,662,947)	(396,372,761)
	14,091,288	$ 249,887,390	(4,990,457)	$ (82,907,845)
Investor A
Shares sold	7,195,327	$ 126,698,609	7,315,334	$ 115,631,152
Shares issued in reinvestment of distributions	822,296	15,598,948	745,310	11,672,203
Shares redeemed	(9,327,833)	(163,205,614)	(7,608,681)	(120,945,013)
	(1,310,210)	$ (20,908,057)	451,963	$ 6,358,342
Investor P
Shares sold	695,374	$ 12,350,891	682,480	$ 10,776,927
Shares issued in reinvestment of distributions	307,177	5,805,654	266,183	4,155,512
Shares redeemed	(1,024,821)	(18,025,538)	(1,149,459)	(18,185,064)
	(22,270)	$ 131,007	(200,796)	$ (3,252,625)
Class G
Shares sold	31,695,713	$ 547,722,505	40,243,875	$ 647,160,599
Shares issued in reinvestment of distributions	6,919,614	132,441,405	6,531,899	103,104,192
Shares redeemed	(53,348,947)	(916,138,254)	(23,007,744)	(364,861,036)
	(14,733,620)	$ (235,974,344)	23,768,030	$ 385,403,755
Class K
Shares sold	98,547,934	$ 1,754,119,529	104,880,817	$ 1,678,374,997
Shares issued in reinvestment of distributions	13,866,936	265,551,681	11,573,953	182,829,784
Shares redeemed	(97,452,918)	(1,733,065,216)	(86,981,704)	(1,396,683,908)
	14,961,952	$ 286,605,994	29,473,066	$ 464,520,873
	12,987,140	$ 279,741,990	48,501,806	$ 770,122,500

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small Cap Index
Institutional
Shares sold	4,593,258	$ 117,669,520	5,780,867	$ 144,665,823
Shares issued in reinvestment of distributions	451,059	12,183,570	761,566	19,605,950
Shares redeemed	(5,629,747)	(137,766,726)	(6,055,248)	(141,523,046)
	(585,430)	$ (7,913,636)	487,185	$ 22,748,727
Investor A
Shares sold	2,060,390	$ 50,249,132	2,390,802	$ 57,796,606
Shares issued in reinvestment of distributions	244,380	6,606,209	373,455	9,624,344
Shares redeemed	(2,664,863)	(66,045,402)	(2,497,675)	(60,080,685)
	(360,093)	$ (9,190,061)	266,582	$ 7,340,265
Investor P
Shares sold	878,039	$ 21,301,942	1,063,920	$ 25,226,989
Shares issued in reinvestment of distributions	337,637	9,090,140	515,503	13,232,950
Shares redeemed	(1,645,010)	(40,543,811)	(1,682,977)	(40,242,898)
	(429,334)	$ (10,151,729)	(103,554)	$ (1,782,959)
Class K
Shares sold	21,100,461	$ 519,067,047	19,476,180	$ 468,584,073
Shares issued in reinvestment of distributions	2,444,586	66,280,320	3,451,302	89,159,398
Shares redeemed	(20,534,742)	(506,545,906)	(26,857,694)	(652,861,136)
	3,010,305	$ 78,801,461	(3,930,212)	$ (95,117,665)
	1,635,448	$ 51,546,035	(3,279,999)	$ (66,811,632)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K	Class G
Municipal Bond Index	8,707	871	871	8,707	—
International Index	—	—	14,420	—	5,356
Small Cap Index	—	—	9,191	—	—
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which International Index is able to pass through to shareholders as a foreign tax credit in the current year, International Index will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by International Index.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of December 31, 2025, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of iShares Municipal Bond Index Fund, iShares Short-Term TIPS Bond Index Fund, iShares MSCI EAFE International Index Fund, and iShares Russell 2000 Small-Cap Index Fund and the Board of Trustees/Directors of BlackRock FundsSM and BlackRock Index Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of iShares Municipal Bond Index Fund and iShares Short-Term TIPS Bond Index Fund of BlackRock FundsSM and iShares MSCI EAFE International Index Fund and iShares Russell 2000 Small-Cap Index Fund of BlackRock Index Funds, Inc. (collectively, the “Funds”), including the schedules of investments of iShares Municipal Bond Index Fund, iShares Short-Term TIPS Bond Index Fund, and iShares MSCI EAFE International Index Fund, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as tax-exempt interest dividends for the fiscal year ended December 31, 2025:
Fund Name	Exempt-Interest Dividends
Municipal Bond Index	$ 6,874,776
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
International Index	$ 342,775,734
Small Cap Index	25,995,397
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
Small Cap Index	$ 5,330,901
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Small Cap Index	$ 35,947,477
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
International Index	$ 363,370,316	$ 18,495,856
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
Short-Term TIPS Bond Index	$ 37,328,118
Small Cap Index	354,644
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Small Cap Index	41.50%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
Short-Term TIPS Bond Index	$ 37,598,405
Small Cap Index	750,805
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Short-Term TIPS Bond Index	$ 37,597,132	$ —
Important Tax Information

Important Tax Information (unaudited) (continued)

Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Small Cap Index	$ 752,157	$ 20,719,234

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.1%
Advantage Solutions, Inc., Class A (a)(b)	155,463	$ 136,808
Boston Omaha Corp., Class A (a)(b)	37,221	460,424
Emerald Holding, Inc.	22,223	99,337
National CineMedia, Inc.	106,219	413,192
Nexxen International Ltd. (a)(b)	65,515	428,468
Pursuit Attractions and Hospitality, Inc. (a)	35,355	1,190,756
QuinStreet, Inc. (a)	91,137	1,309,639
Stagwell, Inc., Class A (a)	192,006	938,909
TechTarget, Inc. (a)	44,588	240,775
Thryv Holdings, Inc. (a)	64,077	387,666
		5,605,974
Aerospace & Defense — 1.8%
AAR Corp. (a)	65,109	5,390,375
AeroVironment, Inc. (a)(b)	63,056	15,252,616
AerSale Corp. (a)	54,986	390,950
AIRO Group Holdings, Inc. (a)(b)	11,887	97,236
Amprius Technologies, Inc. (a)	162,248	1,280,137
Archer Aviation, Inc., Class A (a)(b)	1,056,964	7,948,369
Astronics Corp. (a)	51,482	2,792,384
Byrna Technologies, Inc. (a)(b)	29,174	489,831
Cadre Holdings, Inc.	48,436	1,978,126
Ducommun, Inc. (a)	23,446	2,230,418
Eve Holding, Inc., Class A (a)(b)	162,291	647,541
Firefly Aerospace, Inc. (a)(b)	36,396	814,178
Intuitive Machines, Inc., Class A (a)(b)	179,852	2,918,998
Kratos Defense & Security Solutions, Inc. (a)	277,982	21,101,614
Mercury Systems, Inc. (a)	86,767	6,334,859
Moog, Inc., Class A	46,903	11,423,226
National Presto Industries, Inc.	8,911	951,338
Park Aerospace Corp.	29,903	638,130
Red Cat Holdings, Inc. (a)(b)	145,267	1,151,967
Redwire Corp. (a)(b)	123,931	941,876
Satellogic, Inc., Class A (a)	119,439	223,351
V2X, Inc. (a)	39,118	2,133,887
Voyager Technologies, Inc., Class A (a)	23,047	602,449
		87,733,856
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc. (b)	9,133	332,259
Andersons, Inc.	53,857	2,863,577
Cadiz, Inc. (a)(b)	95,258	534,397
Calavo Growers, Inc.	28,814	626,704
Cal-Maine Foods, Inc.	73,756	5,868,765
Dole PLC	139,872	2,096,681
Fresh Del Monte Produce, Inc.	56,819	2,024,461
Limoneira Co.	27,723	350,003
Tejon Ranch Co. (a)	34,680	546,904
Vital Farms, Inc. (a)(b)	58,254	1,860,633
		17,104,384
Air Transport(a) — 0.5%
Allegiant Travel Co.	24,707	2,106,766
Frontier Group Holdings, Inc. (b)	146,673	690,830
JetBlue Airways Corp.	502,977	2,288,545
Joby Aviation, Inc., Class A (b)	810,971	10,704,817
SkyWest, Inc.	67,453	6,772,956
Sun Country Airlines Holdings, Inc.	88,648	1,275,645
		23,839,559
Security	Shares	Value
Airlines — 0.0%
Strata Critical Medical, Inc., Class A (a)(b)	100,633	$ 484,045
Alternative Energy(a) — 0.2%
Ameresco, Inc., Class A	53,693	1,572,668
Centrus Energy Corp., Class A (b)	28,099	6,821,313
Green Plains, Inc.	109,956	1,077,569
Lightbridge Corp.	38,523	486,931
OPAL Fuels, Inc., Class A (b)	36,625	86,252
REX American Resources Corp.	47,713	1,542,084
Verde Clean Fuels, Inc., Class A (b)	6,336	13,052
		11,599,869
Aluminum — 0.1%
Century Aluminum Co. (a)	88,038	3,449,329
Kaiser Aluminum Corp.	27,014	3,102,828
		6,552,157
Asset Management & Custodian — 0.6%
Acadian Asset Management, Inc.	45,051	2,117,397
Artisan Partners Asset Management, Inc., Class A	103,849	4,230,808
Cohen & Steers, Inc.	46,845	2,940,929
Diamond Hill Investment Group, Inc., Class A	3,984	675,288
GCM Grosvenor, Inc., Class A	83,256	942,458
Open Lending Corp. (a)	177,310	274,831
PJT Partners, Inc., Class A	38,307	6,404,930
Silvercrest Asset Management Group, Inc., Class A	13,702	208,133
StepStone Group, Inc., Class A	116,297	7,462,779
Virtus Investment Partners, Inc.	11,006	1,795,629
Westwood Holdings Group, Inc.	12,907	222,129
WisdomTree, Inc.	204,747	2,495,866
		29,771,177
Auto Components — 0.4%
Atmus Filtration Technologies, Inc.	139,199	7,225,820
Holley, Inc. (a)	101,282	418,295
Phinia, Inc.	63,464	3,978,558
Solid Power, Inc., Class A (a)(b)	262,201	1,114,354
Visteon Corp.	45,729	4,348,828
		17,085,855
Auto Parts — 0.6%
Adient PLC (a)(b)	135,827	2,603,804
American Axle & Manufacturing Holdings, Inc. (a)(b)	199,197	1,276,853
Cooper-Standard Holdings, Inc. (a)	28,605	939,102
Dana, Inc.	195,307	4,640,494
Dorman Products, Inc. (a)	46,012	5,668,218
Faraday Future Intelligent Electric, Inc. (a)(b)	154,204	157,288
Fox Factory Holding Corp. (a)(b)	71,358	1,220,936
Garrett Motion, Inc.	263,519	4,593,136
Gentherm, Inc. (a)	51,878	1,886,803
Livewire Group, Inc. (a)(b)	63,640	281,289
Standard Motor Products, Inc.	36,131	1,331,427
Strattec Security Corp. (a)	6,717	511,432
XPEL, Inc. (a)(b)	41,140	2,053,298
		27,164,080
Auto Services(a) — 0.1%
Goodyear Tire & Rubber Co.	442,325	3,874,767
Hertz Global Holdings, Inc. (b)	201,935	1,037,946
		4,912,713
Back Office Support, HR & Consulting — 0.9%
ASGN, Inc. (a)	69,448	3,345,310
Barrett Business Services, Inc.	42,586	1,542,039
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Back Office Support, HR & Consulting (continued)
CBIZ, Inc. (a)	82,336	$ 4,153,851
Conduent, Inc. (a)	254,909	489,425
CRA International, Inc.	10,619	2,131,180
Forrester Research, Inc. (a)(b)	20,111	163,301
Hackett Group, Inc.	43,596	855,790
HireQuest, Inc.	8,825	92,751
Huron Consulting Group, Inc. (a)(b)	28,266	4,887,474
ICF International, Inc.	30,910	2,636,623
Insperity, Inc.	60,840	2,355,725
Kelly Services, Inc., Class A	53,364	469,603
Kforce, Inc.	30,482	942,504
Korn Ferry	88,011	5,810,486
Liquidity Services, Inc. (a)	40,300	1,221,493
Maximus, Inc.	94,358	8,144,983
Resources Connection, Inc.	58,941	297,063
Target Hospitality Corp. (a)	56,241	450,490
TriNet Group, Inc.	50,537	2,988,253
TrueBlue, Inc. (a)	47,578	216,480
TTEC Holdings, Inc. (a)	31,604	113,774
		43,308,598
Banks: Diversified — 10.0%
1st Source Corp.	30,878	1,929,566
ACNB Corp.	17,831	862,129
Alerus Financial Corp.	38,267	861,773
AlTi Global, Inc., Class A (a)(b)	73,739	342,149
Amalgamated Financial Corp.	39,041	1,250,483
Ambac Financial Group, Inc. (a)	79,059	615,079
Amerant Bancorp, Inc., Class A	58,777	1,146,739
Ameris Bancorp	110,310	8,192,724
Ames National Corp.	14,384	330,257
Arrow Financial Corp.	27,876	875,306
Associated Banc-Corp.	277,398	7,145,773
Atlantic Union Bankshares Corp.	237,711	8,391,198
Axos Financial, Inc. (a)	90,694	7,814,195
Banc of California, Inc.	215,877	4,164,267
BancFirst Corp.	34,612	3,669,564
Banco Latinoamericano de Comercio Exterior SA, Class E	47,301	2,109,625
Bancorp, Inc. (a)	70,259	4,743,888
Bank First Corp.	14,914	1,816,824
Bank of Hawaii Corp.	65,226	4,459,502
Bank of Marin Bancorp	25,102	652,903
Bank of NT Butterfield & Son Ltd.	69,537	3,464,333
Bank7 Corp.	6,987	286,327
BankFinancial Corp.	19,330	231,960
BankUnited, Inc.	126,878	5,654,952
Bankwell Financial Group, Inc.	11,311	518,270
Banner Corp.	56,044	3,511,717
Bar Harbor Bankshares	25,785	800,624
BayCom Corp.	17,309	508,885
BCB Bancorp, Inc.	24,969	201,500
Beacon Financial Corp.	138,094	3,641,539
Blue Foundry Bancorp (a)	32,552	404,621
Blue Ridge Bankshares, Inc.	111,299	475,247
Bridgewater Bancshares, Inc. (a)	33,266	583,153
Burke & Herbert Financial Services Corp.	22,617	1,409,265
Business First Bancshares, Inc.	47,514	1,242,016
BV Financial, Inc. (a)	15,009	272,263
Byline Bancorp, Inc.	53,327	1,554,482
C&F Financial Corp.	5,286	383,711
Cadence Bank	289,986	12,423,000
Security	Shares	Value
Banks: Diversified (continued)
California BanCorp (b)	38,433	$ 717,544
Camden National Corp.	28,807	1,249,648
Capital Bancorp, Inc.	20,280	571,288
Capital City Bank Group, Inc.	23,702	1,008,994
Capitol Federal Financial, Inc.	206,775	1,408,138
Carter Bankshares, Inc. (a)	39,219	771,046
Cathay General Bancorp	112,546	5,446,101
CB Financial Services, Inc.	8,079	281,634
Central Pacific Financial Corp.	44,301	1,380,419
CF Bankshares, Inc.	6,657	166,092
Chain Bridge Bancorp, Inc., Class A (a)	4,054	140,431
Chemung Financial Corp.	7,215	402,597
ChoiceOne Financial Services, Inc.	24,787	731,712
Citizens & Northern Corp.	26,174	527,930
Citizens Community Bancorp, Inc.	16,624	296,240
Citizens Financial Services, Inc.	7,552	430,615
City Holding Co.	23,494	2,800,485
Civista Bancshares, Inc.	32,334	718,462
CNB Financial Corp.	46,711	1,222,427
Coastal Financial Corp. (a)	21,083	2,415,901
CoastalSouth Bancshares, Inc. (a)(b)	7,856	182,652
Colony Bankcorp, Inc.	27,614	492,082
Columbia Financial, Inc. (a)	47,154	732,773
Commercial Bancgroup, Inc. (a)	11,685	286,984
Community Financial System, Inc.	88,262	5,069,769
Community Trust Bancorp, Inc.	26,526	1,498,719
Community West Bancshares	28,875	649,688
ConnectOne Bancorp, Inc.	77,572	2,033,938
Customers Bancorp, Inc. (a)	52,875	3,866,220
CVB Financial Corp.	217,896	4,052,866
Dime Community Bancshares, Inc.	67,613	2,034,475
Eagle Bancorp Montana, Inc.	12,833	255,377
Eagle Bancorp, Inc.	44,576	954,818
Eagle Financial Services, Inc.	7,961	316,808
Eastern Bankshares, Inc.	369,283	6,805,886
ECB Bancorp, Inc. (a)	13,331	231,826
Enterprise Financial Services Corp.	60,319	3,257,226
Equity Bancshares, Inc., Class A	23,693	1,057,892
Esquire Financial Holdings, Inc.	12,203	1,245,560
Farmers & Merchants Bancorp, Inc./Archbold	20,879	516,129
Farmers National Banc Corp.	62,588	833,672
FB Bancorp, Inc. (a)	30,898	397,039
FB Financial Corp.	69,102	3,855,892
Fidelity D&D Bancorp, Inc.	8,180	356,075
Financial Institutions, Inc.	32,558	1,014,833
Finward Bancorp	5,946	209,240
Finwise Bancorp (a)	15,701	281,676
First Bancorp, Inc.	17,796	470,526
First BanCorp./Puerto Rico	267,756	5,550,582
First Bancorp/Southern Pines NC	68,106	3,459,104
First Bank	35,195	579,310
First Busey Corp.	140,428	3,340,782
First Business Financial Services, Inc.	13,138	713,393
First Commonwealth Financial Corp.	171,821	2,896,902
First Community Bankshares, Inc.	26,707	900,827
First Community Corp.	12,815	379,965
First Financial Bancorp	157,411	3,938,423
First Financial Bankshares, Inc.	224,280	6,699,244
First Financial Corp.	19,543	1,180,788
First Foundation, Inc. (a)	106,587	656,576
First Internet Bancorp	13,608	283,999
First Interstate BancSystem, Inc., Class A	149,124	5,159,690

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First Merchants Corp.	96,077	$ 3,600,966
First Mid Bancshares, Inc.	35,522	1,385,358
First National Corp.	13,505	340,866
First Savings Financial Group, Inc.	9,600	305,856
First United Corp.	10,430	390,499
First Western Financial, Inc. (a)	14,276	382,740
Firstsun Capital Bancorp (a)(b)	21,838	821,873
Five Star Bancorp	26,674	954,396
Flagstar Financial, Inc.	506,504	6,376,885
Flushing Financial Corp.	53,862	817,087
Franklin Financial Services Corp.	7,262	364,552
FS Bancorp, Inc.	11,843	487,576
Fulton Financial Corp.	303,966	5,875,663
FVCBankcorp, Inc.	27,370	380,717
GBank Financial Holdings, Inc. (a)(b)	15,596	528,548
German American Bancorp, Inc.	59,276	2,322,434
Glacier Bancorp, Inc.	214,007	9,427,008
Great Southern Bancorp, Inc.	13,263	816,470
Greene County Bancorp, Inc.	11,856	263,559
Hancock Whitney Corp.	141,297	8,997,793
Hanmi Financial Corp.	51,330	1,387,450
Hanover Bancorp, Inc. (b)	8,207	189,664
Hawthorn Bancshares, Inc.	10,071	351,276
HBT Financial, Inc.	18,413	475,976
Heritage Commerce Corp.	102,227	1,227,746
Heritage Financial Corp.	56,716	1,341,333
Hilltop Holdings, Inc.	73,626	2,498,866
Hingham Institution For Savings	2,701	766,976
Hippo Holdings, Inc. (a)	30,610	920,749
Home Bancorp, Inc.	11,855	685,219
Home BancShares, Inc.	314,071	8,724,892
Hope Bancorp, Inc.	201,691	2,210,533
Horizon Bancorp, Inc.	74,712	1,267,116
Independent Bank Corp.	116,071	7,139,087
International Bancshares Corp.	90,912	6,040,193
Investar Holding Corp.	16,238	433,879
John Marshall Bancorp, Inc.	21,945	438,681
Kearny Financial Corp.	94,511	700,327
Lakeland Financial Corp.	42,215	2,408,788
Landmark Bancorp, Inc.	8,259	216,303
LCNB Corp.	22,628	370,873
LINKBANCORP, Inc.	37,128	306,677
Live Oak Bancshares, Inc.	58,837	2,021,051
MainStreet Bancshares, Inc.	12,185	248,087
Mechanics Bancorp, Class A	82,094	1,201,035
Mercantile Bank Corp.	27,217	1,309,138
Merchants Bancorp	43,535	1,482,802
Meridian Corp.	15,715	276,270
Metrocity Bankshares, Inc.	31,877	846,016
Metropolitan Bank Holding Corp.	15,386	1,174,875
Mid Penn Bancorp, Inc.	31,006	961,806
Middlefield Banc Corp.	12,358	426,845
Midland States Bancorp, Inc.	35,490	751,323
MidWestOne Financial Group, Inc.	27,547	1,060,560
MVB Financial Corp.	19,753	510,220
National Bank Holdings Corp., Class A	61,984	2,356,012
National Bankshares, Inc.	9,995	335,132
NB Bancorp, Inc.	66,433	1,316,702
NBT Bancorp, Inc.	84,204	3,496,150
Nicolet Bankshares, Inc.	22,447	2,722,821
Northeast Bank	12,355	1,284,055
Northeast Community Bancorp, Inc.	21,967	496,674
Northfield Bancorp, Inc.	57,864	661,386
Security	Shares	Value
Banks: Diversified (continued)
Northpointe Bancshares, Inc.	34,757	$ 583,222
Northrim BanCorp, Inc.	36,732	977,439
Northwest Bancshares, Inc.	238,476	2,861,712
Norwood Financial Corp.	14,266	400,161
Oak Valley Bancorp	11,976	359,999
OceanFirst Financial Corp.	91,964	1,650,754
OFG Bancorp	74,183	3,040,019
Ohio Valley Banc Corp.	6,583	263,188
Old National Bancorp	583,958	13,028,103
Old Second Bancorp, Inc.	85,760	1,672,320
OP Bancorp	20,411	288,203
Orange County Bancorp, Inc.	19,291	550,758
Origin Bancorp, Inc.	50,416	1,896,146
Orrstown Financial Services, Inc.	31,639	1,120,653
Park National Corp.	24,466	3,723,236
Parke Bancorp, Inc.	16,355	409,529
Pathward Financial, Inc.	37,126	2,635,946
Patriot National Bancorp, Inc. (a)(b)	76,133	138,562
PCB Bancorp	18,482	400,135
Peapack-Gladstone Financial Corp.	27,271	759,497
Peoples Bancorp of North Carolina, Inc.	7,362	266,504
Peoples Bancorp, Inc.	58,214	1,748,166
Peoples Financial Services Corp.	15,884	773,710
Pioneer Bancorp, Inc. (a)	20,424	275,316
Plumas Bancorp	11,035	493,154
Ponce Financial Group, Inc. (a)	34,752	568,195
Preferred Bank	11,147	1,052,611
Primis Financial Corp.	35,857	498,771
Princeton Bancorp, Inc.	9,003	312,314
Provident Financial Services, Inc.	212,671	4,200,252
QCR Holdings, Inc.	27,559	2,295,665
RBB Bancorp	27,401	565,557
Red River Bancshares, Inc.	7,620	544,297
Renasant Corp.	157,192	5,536,302
Republic Bancorp, Inc., Class A	14,296	986,281
Rhinebeck Bancorp, Inc. (a)	7,824	94,044
Richmond Mutual BanCorp, Inc.	15,778	221,523
Riverview Bancorp, Inc.	35,407	177,743
Root, Inc., Class A (a)(b)	19,549	1,412,024
S&T Bancorp, Inc.	62,702	2,467,324
SB Financial Group, Inc.	10,292	229,203
Seacoast Banking Corp. of Florida	143,892	4,521,087
ServisFirst Bancshares, Inc.	86,014	6,174,945
Shore Bancshares, Inc.	52,902	935,307
Sierra Bancorp	21,020	686,934
Simmons First National Corp., Class A	239,243	4,509,731
SmartFinancial, Inc.	24,857	919,460
Sound Financial Bancorp, Inc.	3,710	161,867
South Plains Financial, Inc.	22,291	864,891
Southern First Bancshares, Inc. (a)	13,464	693,665
Southern Missouri Bancorp, Inc.	16,399	969,509
Southside Bancshares, Inc.	48,131	1,462,701
SR Bancorp, Inc. (b)	13,635	214,615
Stellar Bancorp, Inc.	78,407	2,425,913
Sterling Bancorp, Inc. (a)(b)(c)	44,132	—
Stock Yards Bancorp, Inc.	44,403	2,883,975
Texas Capital Bancshares, Inc. (a)	75,855	6,867,912
Third Coast Bancshares, Inc. (a)	22,303	847,737
Timberland Bancorp, Inc.	13,448	481,438
Tompkins Financial Corp.	22,690	1,645,479
Towne Bank	122,005	4,071,307
TriCo Bancshares	51,312	2,430,649
Triumph Financial, Inc. (a)(b)	38,013	2,380,754
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
TrustCo Bank Corp.	30,684	$ 1,268,170
Trustmark Corp.	93,494	3,641,591
UMB Financial Corp.	121,158	13,938,016
Union Bankshares, Inc.	6,306	149,641
United Bankshares, Inc.	233,168	8,953,651
United Community Banks, Inc.	207,118	6,466,224
United Security Bancshares	23,988	241,559
Unity Bancorp, Inc.	12,024	621,881
Univest Financial Corp.	48,306	1,581,538
USCB Financial Holdings, Inc., Class A	18,411	339,131
Valley National Bancorp	808,661	9,445,161
Virginia National Bankshares Corp.	8,507	339,004
WaFd, Inc.	129,402	4,144,746
Washington Trust Bancorp, Inc.	32,937	973,288
Waterstone Financial, Inc.	26,185	433,362
WesBanco, Inc.	157,835	5,246,435
West BanCorp, Inc.	25,846	573,523
Westamerica BanCorp	39,403	1,884,646
WSFS Financial Corp.	93,997	5,192,394
		483,274,524
Banks: Savings, Thrift & Mortgage Lending — 0.0%
First Capital, Inc. (b)	5,651	334,539
Western New England Bancorp, Inc.	31,856	402,023
		736,562
Beverage: Soft Drinks(a) — 0.0%
National Beverage Corp.	40,422	1,289,058
Zevia PBC, Class A	54,672	126,839
		1,415,897
Biotechnology — 9.9%
4D Molecular Therapeutics, Inc. (a)(b)	67,699	507,743
Aardvark Therapeutics, Inc. (a)(b)	21,553	282,883
Abeona Therapeutics, Inc. (a)(b)	75,671	398,786
Actuate Therapeutics, Inc. (a)(b)	10,193	62,381
ADC Therapeutics SA (a)	123,379	435,528
ADMA Biologics, Inc. (a)	386,295	7,046,021
Agios Pharmaceuticals, Inc. (a)	95,392	2,596,570
Akebia Therapeutics, Inc. (a)(b)	421,156	678,061
Aldeyra Therapeutics, Inc. (a)(b)	100,597	521,092
Alector, Inc. (a)	130,452	203,505
Allogene Therapeutics, Inc. (a)	262,695	359,892
Altimmune, Inc. (a)	134,085	484,047
Amicus Therapeutics, Inc. (a)	496,396	7,068,679
Amylyx Pharmaceuticals, Inc. (a)	150,205	1,814,476
AnaptysBio, Inc. (a)(b)	30,751	1,490,808
Anavex Life Sciences Corp. (a)(b)	140,902	501,611
ANI Pharmaceuticals, Inc. (a)	30,621	2,417,222
Annexon, Inc. (a)	167,954	843,129
Apogee Therapeutics, Inc. (a)	63,907	4,823,700
Arbutus Biopharma Corp. (a)	248,061	1,193,173
Arcellx, Inc. (a)(b)	57,057	3,720,116
Arcturus Therapeutics Holdings, Inc. (a)	39,170	240,112
Arcus Biosciences, Inc. (a)	133,126	3,172,393
Arcutis Biotherapeutics, Inc. (a)	183,673	5,333,864
Ardelyx, Inc. (a)	400,907	2,337,288
ArriVent Biopharma, Inc. (a)(b)	49,957	1,005,135
ARS Pharmaceuticals, Inc. (a)(b)	102,840	1,198,086
Arvinas, Inc. (a)	108,323	1,284,711
Astria Therapeutics, Inc. (a)	65,938	863,128
aTyr Pharma, Inc. (a)(b)	150,707	118,019
Aura Biosciences, Inc. (a)(b)	78,975	430,414
Security	Shares	Value
Biotechnology (continued)
Aurinia Pharmaceuticals, Inc. (a)	199,220	$ 3,177,559
Avidity Biosciences, Inc. (a)	192,867	13,911,497
Avita Medical, Inc. (a)(b)	20,457	70,577
Beam Therapeutics, Inc. (a)	159,236	4,414,022
Benitec Biopharma, Inc. (a)(b)	25,069	337,679
Bicara Therapeutics, Inc. (a)	52,448	882,700
BioCryst Pharmaceuticals, Inc. (a)	346,877	2,705,641
Biohaven Ltd. (a)	153,564	1,733,738
Bioventus, Inc., Class A (a)	79,898	594,441
Bridgebio Pharma, Inc. (a)(b)	264,447	20,227,551
Bright Minds Biosciences, Inc. (a)	7,968	621,823
Candel Therapeutics, Inc. (a)(b)	68,151	385,053
Capricor Therapeutics, Inc. (a)	63,111	1,821,383
Cardiff Oncology, Inc. (a)(b)	99,174	278,679
Cartesian Therapeutics, Inc. (a)	17,556	126,579
Castle Biosciences, Inc. (a)	46,712	1,817,097
Catalyst Pharmaceuticals, Inc. (a)	191,752	4,475,492
Celcuity, Inc. (a)(b)	53,494	5,335,492
Celldex Therapeutics, Inc. (a)(b)	107,597	2,922,335
CG oncology, Inc. (a)(b)	92,561	3,843,133
Cidara Therapeutics, Inc. (a)	32,663	7,214,930
Cogent Biosciences, Inc. (a)	231,620	8,227,142
Coherus Oncology, Inc. (a)(b)	197,178	279,993
Collegium Pharmaceutical, Inc. (a)	52,120	2,413,156
Compass Therapeutics, Inc. (a)(b)	221,492	1,189,412
Crinetics Pharmaceuticals, Inc. (a)(b)	150,670	7,013,688
CRISPR Therapeutics AG (a)(b)	145,245	7,616,648
Cullinan Therapeutics, Inc. (a)(b)	89,263	923,872
Cytokinetics, Inc. (a)	194,646	12,367,807
Day One Biopharmaceuticals, Inc. (a)(b)	124,704	1,162,241
Denali Therapeutics, Inc. (a)	223,387	3,688,119
Design Therapeutics, Inc. (a)	36,523	342,586
DiaMedica Therapeutics, Inc. (a)(b)	57,147	454,890
Dianthus Therapeutics, Inc. (a)	41,422	1,707,001
Disc Medicine, Inc. (a)	39,843	3,163,933
Douglas Elliman, Inc. (a)	127,047	301,101
Dynavax Technologies Corp. (a)	167,935	2,582,840
Dyne Therapeutics, Inc. (a)	206,225	4,033,761
Editas Medicine, Inc. (a)(b)	142,742	292,621
Eledon Pharmaceuticals, Inc. (a)(b)	101,546	153,334
Emergent BioSolutions, Inc. (a)	85,455	1,056,224
Entrada Therapeutics, Inc. (a)	52,170	536,308
Erasca, Inc. (a)	306,274	1,139,339
EyePoint Pharmaceuticals, Inc. (a)	127,927	2,337,226
Fate Therapeutics, Inc. (a)(b)	177,479	174,391
Fennec Pharmaceuticals, Inc. (a)	38,082	293,231
Foghorn Therapeutics, Inc. (a)	64,254	346,972
Fulcrum Therapeutics, Inc. (a)	72,283	817,521
Geron Corp. (a)(b)	916,854	1,210,247
Gossamer Bio, Inc. (a)(b)	329,052	1,020,061
GRAIL, Inc. (a)(b)	58,399	4,998,370
Greenwich Lifesciences, Inc. (a)(b)	11,902	250,061
Guardant Health, Inc. (a)	202,493	20,682,635
Gyre Therapeutics, Inc. (a)(b)	10,961	77,385
Heron Therapeutics, Inc. (a)(b)	265,032	344,542
Humacyte, Inc. (a)(b)	217,142	208,565
Ideaya Biosciences, Inc. (a)(b)	134,633	4,654,263
ImmunityBio, Inc. (a)(b)	499,590	989,188
Immunome, Inc. (a)(b)	158,596	3,406,642
Immunovant, Inc. (a)(b)	115,750	2,942,365
Inhibikase Therapeutics, Inc. (a)(b)	104,776	214,791
Inhibrx Biosciences, Inc. (a)	15,494	1,224,026

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Inmune Bio, Inc. (a)(b)	24,339	$ 37,969
Intellia Therapeutics, Inc. (a)(b)	165,286	1,485,921
Iovance Biotherapeutics, Inc. (a)(b)	520,563	1,421,137
Jade Biosciences, Inc.	78,342	1,208,817
Janux Therapeutics, Inc. (a)	73,409	1,013,044
KalVista Pharmaceuticals, Inc. (a)(b)	63,349	1,023,086
Keros Therapeutics, Inc. (a)	48,684	991,206
Kodiak Sciences, Inc. (a)	54,297	1,518,144
Korro Bio, Inc. (a)	10,341	82,831
Krystal Biotech, Inc. (a)(b)	41,313	10,185,307
Kura Oncology, Inc. (a)	137,018	1,423,617
Kymera Therapeutics, Inc. (a)	94,632	7,363,316
Larimar Therapeutics, Inc. (a)(b)	70,068	266,959
LENZ Therapeutics, Inc. (a)(b)	27,138	434,208
Lexeo Therapeutics, Inc. (a)	106,794	1,060,464
Ligand Pharmaceuticals, Inc. (a)	32,268	6,100,911
Madrigal Pharmaceuticals, Inc. (a)	30,995	18,049,628
MannKind Corp. (a)	512,336	2,904,945
MapLight Therapeutics, Inc. (a)(b)	28,580	502,008
MaxCyte, Inc. (a)	178,783	277,114
MeiraGTx Holdings PLC (a)(b)	71,233	566,302
MiMedx Group, Inc. (a)	199,358	1,349,654
Mineralys Therapeutics, Inc. (a)(b)	79,199	2,874,132
Mirum Pharmaceuticals, Inc. (a)	69,097	5,457,972
Monopar Therapeutics, Inc. (a)(b)	7,737	505,226
Monte Rosa Therapeutics, Inc. (a)(b)	79,317	1,243,691
Myriad Genetics, Inc. (a)	150,778	927,285
Neurogene, Inc. (a)(b)	16,828	346,657
Nkarta, Inc. (a)	88,805	164,289
Novavax, Inc. (a)(b)	255,948	1,719,971
Nurix Therapeutics, Inc. (a)	169,665	3,218,545
Nuvalent, Inc., Class A (a)	83,413	8,390,514
Nuvectis Pharma, Inc. (a)	22,303	168,388
Olema Pharmaceuticals, Inc. (a)(b)	99,221	2,480,525
Omeros Corp. (a)(b)	110,490	1,897,666
OPKO Health, Inc. (a)(b)	699,855	881,817
ORIC Pharmaceuticals, Inc. (a)(b)	111,979	915,988
Oruka Therapeutics, Inc. (a)(b)	65,311	1,979,576
Pacific Biosciences of California, Inc. (a)(b)	472,014	882,666
Palvella Therapeutics, Inc. (a)	11,885	1,244,003
Personalis, Inc. (a)(b)	86,881	691,573
Perspective Therapeutics, Inc. (a)	93,889	258,195
Phathom Pharmaceuticals, Inc. (a)(b)	66,177	1,097,876
Praxis Precision Medicines, Inc. (a)	37,529	11,061,297
Precigen, Inc. (a)	256,581	1,072,509
Prime Medicine, Inc. (a)	168,459	584,553
Protagonist Therapeutics, Inc. (a)(b)	96,995	8,471,543
Protalix BioTherapeutics, Inc. (a)(b)	120,799	217,438
Protara Therapeutics, Inc. (a)(b)	55,960	298,267
Prothena Corp. PLC (a)	66,028	630,567
PTC Therapeutics, Inc. (a)(b)	129,504	9,837,124
Pulse Biosciences, Inc. (a)(b)	31,317	429,982
Puma Biotechnology, Inc. (a)	67,080	399,126
Quantum-Si, Inc., Class A (a)(b)	244,375	268,813
RadNet, Inc. (a)	113,807	8,120,129
Rapport Therapeutics, Inc. (a)	48,175	1,461,629
Recursion Pharmaceuticals, Inc., Class A (a)(b)	623,757	2,551,166
REGENXBIO, Inc. (a)	79,442	1,143,965
Relay Therapeutics, Inc. (a)(b)	229,429	1,940,969
Replimune Group, Inc. (a)	111,726	1,085,977
Rezolute, Inc. (a)	131,555	310,470
Rhythm Pharmaceuticals, Inc. (a)	87,974	9,416,737
Security	Shares	Value
Biotechnology (continued)
Rigel Pharmaceuticals, Inc. (a)	30,035	$ 1,286,399
Rocket Pharmaceuticals, Inc. (a)(b)	131,134	460,280
Sana Biotechnology, Inc. (a)(b)	279,663	1,138,228
Savara, Inc. (a)	207,177	1,249,277
Scholar Rock Holding Corp. (a)(b)	137,078	6,038,286
SELLAS Life Sciences Group, Inc. (a)(b)	212,163	799,855
Septerna, Inc. (a)(b)	36,349	1,013,410
Sionna Therapeutics, Inc. (a)(b)	27,162	1,117,445
Soleno Therapeutics, Inc. (a)	79,040	3,659,552
Solid Biosciences, Inc. (a)	97,015	547,165
Spyre Therapeutics, Inc. (a)	116,631	3,820,832
Stoke Therapeutics, Inc. (a)(b)	76,292	2,421,508
Tango Therapeutics, Inc. (a)(b)	180,025	1,595,021
Taysha Gene Therapies, Inc. (a)(b)	361,235	1,986,792
Tectonic Therapeutic, Inc. (a)(b)	19,034	397,049
Tevogen Bio Holdings, Inc. (a)(b)	38,654	12,798
Tonix Pharmaceuticals Holding Corp. (a)(b)	19,672	307,277
Travere Therapeutics, Inc. (a)(b)	137,128	5,239,661
TriSalus Life Sciences, Inc. (a)(b)	27,644	192,955
TuHURA Biosciences, Inc. (a)(b)	44,500	33,673
Twist Bioscience Corp. (a)	100,823	3,198,106
Tyra Biosciences, Inc. (a)(b)	41,730	1,097,082
Upstream Bio, Inc. (a)(b)	54,967	1,492,354
UroGen Pharma Ltd. (a)	62,333	1,459,839
Vanda Pharmaceuticals, Inc. (a)	93,404	823,823
Vaxcyte, Inc. (a)	190,768	8,802,036
Vera Therapeutics, Inc., Class A (a)	92,207	4,669,362
Veracyte, Inc. (a)(b)	130,603	5,498,386
Verastem, Inc. (a)(b)	90,476	698,475
Vericel Corp. (a)	85,062	3,063,083
Vir Biotechnology, Inc. (a)(b)	148,552	895,769
Viridian Therapeutics, Inc. (a)	132,135	4,112,041
Xencor, Inc. (a)	119,801	1,834,153
Xenon Pharmaceuticals, Inc. (a)	126,613	5,674,795
XOMA Royalty Corp. (a)	17,340	461,071
Zenas Biopharma, Inc. (a)(b)	31,935	1,159,560
Zevra Therapeutics, Inc. (a)(b)	91,121	816,444
Zymeworks, Inc. (a)	83,824	2,207,086
		474,364,804
Building Materials — 0.4%
Aspen Aerogels, Inc. (a)	106,295	300,815
BlueLinx Holdings, Inc. (a)	13,252	814,070
Gibraltar Industries, Inc. (a)	50,379	2,490,738
Griffon Corp.	63,967	4,711,169
Masterbrand, Inc. (a)	209,541	2,313,333
Patrick Industries, Inc.	54,169	5,873,545
Quanex Building Products Corp.	74,903	1,152,008
		17,655,678
Building Products — 0.1%
Janus International Group, Inc. (a)(b)	228,167	1,492,212
JELD-WEN Holding, Inc. (a)	142,434	350,388
Tecnoglass, Inc.	45,919	2,310,644
		4,153,244
Cable Television Services — 0.1%
Altice USA, Inc., Class A (a)	452,967	747,395
AMC Networks, Inc., Class A (a)	53,969	513,785
Cable One, Inc.	8,816	994,885
Liberty Latin America Ltd., Class A (a)	52,140	385,315
Liberty Latin America Ltd., Class C (a)(b)	214,441	1,599,730
		4,241,110
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 0.5%
Bakkt Holdings, Inc., Class A (a)(b)	18,821	$ 188,963
BGC Group, Inc., Class A	604,367	5,396,997
Forge Global Holdings, Inc. (a)	17,674	787,554
Marex Group PLC	90,372	3,466,670
MarketWise, Inc., Class A	3,174	47,674
Miami International Holdings, Inc. (a)(b)	39,869	1,769,386
P10, Inc., Class A	101,089	991,683
Patria Investments Ltd., Class A	110,225	1,751,475
Perella Weinberg Partners, Class A	103,448	1,789,650
Victory Capital Holdings, Inc., Class A	73,776	4,654,528
Webull Corp. (a)(b)	462,331	3,592,312
		24,436,892
Casinos & Gambling — 0.1%
Accel Entertainment, Inc., Class A (a)	84,026	958,736
Bally’s Corp. (a)(b)	12,708	209,936
Brightstar Lottery PLC	177,717	2,751,059
Inspired Entertainment, Inc. (a)(b)	48,138	450,572
Monarch Casino & Resort, Inc.	21,114	2,020,610
		6,390,913
Cement — 0.0%
Concrete Pumping Holdings, Inc.	38,751	260,019
Chemicals(a) — 0.0%
ASP Isotopes, Inc. (b)	128,602	688,021
Intrepid Potash, Inc.	19,120	530,197
		1,218,218
Chemicals: Diversified — 0.6%
AdvanSix, Inc.	44,230	765,179
American Vanguard Corp. (a)	40,717	155,539
Codexis, Inc. (a)	137,295	223,791
Core Molding Technologies, Inc. (a)	13,705	274,785
CSW Industrials, Inc.	27,164	7,973,449
Innospec, Inc.	41,392	3,168,144
Koppers Holdings, Inc.	33,424	905,122
Lifecore Biomedical, Inc. (a)	43,364	354,718
LSB Industries, Inc. (a)	89,749	762,866
Orion SA	96,296	508,443
Perimeter Solutions, Inc. (a)(b)	231,996	6,386,850
PureCycle Technologies, Inc. (a)(b)	213,824	1,836,748
Quaker Chemical Corp.	22,936	3,149,342
Rayonier Advanced Materials, Inc. (a)	110,470	650,668
Stepan Co.	36,804	1,743,037
		28,858,681
Chemicals: Specialty — 1.1%
Arq, Inc. (a)	50,743	165,930
Avient Corp.	153,250	4,787,530
Balchem Corp.	54,737	8,394,466
Cabot Corp.	88,719	5,880,295
Chemours Co.	250,604	2,954,621
Ecovyst, Inc. (a)	189,387	1,842,735
Flotek Industries, Inc. (a)	24,687	425,357
FutureFuel Corp.	41,279	131,680
Hawkins, Inc.	32,543	4,623,059
HB Fuller Co.	90,834	5,400,990
Ingevity Corp. (a)	61,521	3,640,813
Mativ Holdings, Inc.	93,148	1,131,748
Minerals Technologies, Inc.	52,494	3,199,509
Oil-Dri Corp. of America	16,386	801,931
Security	Shares	Value
Chemicals: Specialty (continued)
Rogers Corp. (a)	30,081	$ 2,754,517
Sensient Technologies Corp.	70,476	6,621,220
Solesence, Inc. (a)(b)	32,586	51,975
Trinseo PLC	58,984	29,315
Tronox Holdings PLC	200,300	835,251
Valhi, Inc.	3,801	45,802
		53,718,744
Coal — 0.6%
Alpha Metallurgical Resources, Inc. (a)	19,413	3,880,271
Core Natural Resources, Inc. (b)	84,940	7,518,039
Hallador Energy Co. (a)	53,782	1,024,009
NACCO Industries, Inc., Class A	7,217	353,922
Peabody Energy Corp.	203,978	6,058,147
Ramaco Resources, Inc., Class A (a)	70,183	1,263,294
SunCoke Energy, Inc.	144,532	1,040,630
Warrior Met Coal, Inc. (b)	86,888	7,660,915
		28,799,227
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	26,635	1,143,707
Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	15,471	2,716,244
Finance Of America Cos., Inc., Class A (a)(b)	7,691	186,199
loanDepot, Inc., Class A (a)(b)	141,458	292,818
Medallion Financial Corp.	27,247	280,372
PennyMac Financial Services, Inc., Class A	48,743	6,426,277
RE/MAX Holdings, Inc., Class A (a)	33,004	250,500
Velocity Financial, Inc. (a)	14,180	294,377
Walker & Dunlop, Inc.	55,800	3,356,370
		13,803,157
Commercial Services & Supplies — 0.1%
Acme United Corp. (b)	5,755	231,984
ACV Auctions, Inc., Class A (a)	284,051	2,278,089
Information Services Group, Inc.	63,549	367,313
National Research Corp., Class A	21,600	405,432
Perma-Fix Environmental Services, Inc. (a)(b)	30,367	382,321
Spire Global, Inc., Class A (a)(b)	47,548	356,610
Vestis Corp.	192,744	1,285,603
Virco Mfg. Corp.	20,824	133,065
		5,440,417
Commercial Services: Rental & Leasing — 0.6%
DNOW, Inc. (a)	313,512	4,154,034
GATX Corp.	59,861	10,152,426
Greenbrier Cos., Inc.	50,407	2,356,023
Herc Holdings, Inc.	54,477	8,083,297
McGrath RentCorp	41,508	4,355,435
Rush Enterprises, Inc., Class B	15,228	856,727
Willis Lease Finance Corp.	4,781	648,495
		30,606,437
Commercial Vehicles & Parts — 0.6%
Blue Bird Corp. (a)	52,566	2,470,602
Hyliion Holdings Corp. (a)(b)	235,217	432,799
Miller Industries, Inc.	19,191	717,168
Modine Manufacturing Co. (a)	87,376	11,665,570
Motorcar Parts of America, Inc. (a)	22,299	275,169
REV Group, Inc.	80,895	4,919,225

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Vehicles & Parts (continued)
Rush Enterprises, Inc., Class A	101,869	$ 5,494,814
Wabash National Corp.	61,212	529,484
		26,504,831
Communications Equipment(a) — 0.1%
BK Technologies Corp. (b)	4,705	350,946
CommScope Holding Co., Inc.	361,405	6,552,273
		6,903,219
Communications Technology — 0.9%
908 Devices, Inc. (a)	40,367	211,927
ADTRAN Holdings, Inc. (a)	127,135	1,104,803
Anterix, Inc. (a)	17,976	392,416
Bandwidth, Inc., Class A (a)	49,534	765,300
Bel Fuse, Inc., Class B	17,202	2,917,975
Calix, Inc. (a)	100,324	5,310,149
Digi International, Inc. (a)	61,558	2,664,846
Extreme Networks, Inc. (a)	223,242	3,716,979
Harmonic, Inc. (a)	190,790	1,886,913
Inseego Corp. (a)(b)	21,510	220,908
InterDigital, Inc.	43,190	13,750,832
NETGEAR, Inc. (a)	47,009	1,153,131
Powerfleet, Inc. NJ (a)(b)	215,369	1,145,763
Ribbon Communications, Inc. (a)	156,409	450,458
Viasat, Inc. (a)	206,027	7,099,691
		42,792,091
Computer Services Software & Systems — 3.9%
A10 Networks, Inc.	120,199	2,126,320
ACI Worldwide, Inc. (a)(b)	172,522	8,248,277
Adeia, Inc.	182,847	3,154,111
Alarm.com Holdings, Inc. (a)	78,749	4,017,774
Angi, Inc., Class A (a)(b)	59,407	768,133
Appian Corp., Class A (a)	64,672	2,290,682
Asure Software, Inc. (a)(b)	39,669	373,682
Blackbaud, Inc. (a)	63,312	4,008,916
BlackLine, Inc. (a)(b)	86,804	4,799,393
Box, Inc., Class A (a)	234,231	7,005,849
Bumble, Inc., Class A (a)	124,446	444,272
Cantaloupe, Inc. (a)	90,998	966,399
Cargurus, Inc., Class A (a)	136,847	5,248,082
Cleanspark, Inc. (a)(b)	462,599	4,681,502
Commerce.com, Inc., Series 1 (a)	112,390	463,047
Commvault Systems, Inc. (a)	74,545	9,344,961
CSG Systems International, Inc.	46,827	3,591,163
Diebold Nixdorf, Inc. (a)	41,214	2,798,018
Digimarc Corp. (a)(b)	26,177	171,721
Digital Turbine, Inc. (a)	188,431	942,155
DigitalOcean Holdings, Inc. (a)	113,993	5,485,343
Domo, Inc., Class B (a)	52,621	443,595
ePlus, Inc.	43,813	3,842,400
Eventbrite, Inc., Class A (a)	134,894	600,278
EverQuote, Inc., Class A (a)	49,185	1,327,995
Evolent Health, Inc., Class A (a)	198,588	794,352
fuboTV, Inc., Class A (a)(b)	579,150	1,459,458
Getty Images Holdings, Inc., Class A (a)(b)	167,994	225,112
Grid Dynamics Holdings, Inc., Class A (a)	114,350	1,032,581
Grindr, Inc. (a)	57,822	782,910
Groupon, Inc. (a)(b)	41,966	739,021
LiveRamp Holdings, Inc. (a)	109,436	3,214,135
Magnite, Inc. (a)	233,348	3,787,238
MARA Holdings, Inc. (a)(b)	619,630	5,564,277
Mitek Systems, Inc. (a)	75,850	800,218
Security	Shares	Value
Computer Services Software & Systems (continued)
NCR Atleos Corp. (a)	123,633	$ 4,711,654
NCR Voyix Corp. (a)	234,689	2,393,828
NetScout Systems, Inc. (a)	118,590	3,209,045
Nextdoor Holdings, Inc., Class A (a)	366,819	770,320
OneSpan, Inc.	61,703	792,267
PagerDuty, Inc. (a)	144,280	1,891,511
PAR Technology Corp. (a)(b)	67,847	2,461,489
Progress Software Corp. (a)	72,351	3,108,199
Q2 Holdings, Inc. (a)	103,729	7,485,085
Qualys, Inc. (a)	60,921	8,096,401
Rackspace Technology, Inc. (a)	112,741	109,460
Rapid7, Inc. (a)	108,261	1,645,567
Red Violet, Inc.	18,756	1,068,154
Rimini Street, Inc. (a)	83,422	323,677
Riot Platforms, Inc. (a)(b)	581,340	7,365,578
Schrodinger, Inc./United States (a)(b)	95,878	1,714,299
Shutterstock, Inc.	41,018	783,444
Simulations Plus, Inc. (a)	27,866	507,997
SoundThinking, Inc. (a)	16,244	130,439
SPS Commerce, Inc. (a)	63,505	5,660,201
Telos Corp. (a)	91,933	468,858
Tenable Holdings, Inc. (a)	202,454	4,763,743
Travelzoo (a)(b)	11,008	78,377
TripAdvisor, Inc. (a)(b)	190,725	2,776,956
TSS, Inc. (a)(b)	31,623	223,575
Tucows, Inc., Class A (a)	10,808	242,315
Unisys Corp. (a)	113,622	313,597
Upwork, Inc. (a)	204,451	4,052,219
Varonis Systems, Inc. (a)(b)	193,838	6,357,886
Verra Mobility Corp., Class A (a)	266,260	5,966,887
Vivid Seats, Inc., Class A (a)(b)	5,353	38,595
Workiva, Inc., Class A (a)	83,793	7,227,146
Yelp, Inc. (a)	100,911	3,066,685
Yext, Inc. (a)	175,758	1,416,609
		186,765,433
Computer Technology — 0.4%
3D Systems Corp. (a)(b)	231,426	409,624
Corsair Gaming, Inc. (a)	74,705	443,748
Immersion Corp.	51,829	352,437
Impinj, Inc. (a)	44,957	7,822,968
Insight Enterprises, Inc. (a)	49,196	4,007,998
PC Connection, Inc.	18,958	1,095,014
Synaptics, Inc. (a)	64,559	4,778,657
		18,910,446
Construction — 1.9%
Arcosa, Inc.	80,959	8,607,561
Bowman Consulting Group Ltd. (a)	22,242	734,431
Centuri Holdings, Inc. (a)	132,653	3,349,488
Construction Partners, Inc., Class A (a)	78,238	8,492,735
Dycom Industries, Inc. (a)	46,736	15,792,094
Frontdoor, Inc. (a)	122,289	7,054,853
Granite Construction, Inc.	72,982	8,418,474
Great Lakes Dredge & Dock Corp. (a)	114,077	1,496,690
Knife River Corp. (a)	95,344	6,707,450
Orion Group Holdings, Inc. (a)	61,851	614,799
Primoris Services Corp.	90,217	11,199,538
Smith-Midland Corp. (a)(b)	4,660	169,344
Southland Holdings, Inc. (a)	20,079	66,662
Sterling Infrastructure, Inc. (a)	49,739	15,231,574
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction (continued)
Titan America SA (b)	42,120	$ 694,138
Tutor Perini Corp.	74,228	4,974,761
		93,604,592
Consumer Electronics(a) — 0.1%
Sonos, Inc.	200,401	3,519,041
Vuzix Corp. (b)	111,273	420,612
		3,939,653
Consumer Finance — 0.2%
Consumer Portfolio Services, Inc. (a)	13,862	129,332
NerdWallet, Inc., Class A (a)	71,679	971,250
OppFi, Inc., Class A	42,025	439,582
Upstart Holdings, Inc. (a)(b)	141,448	6,185,521
		7,725,685
Consumer Lending — 0.4%
Encore Capital Group, Inc. (a)	37,468	2,036,386
Enova International, Inc. (a)	40,211	6,321,169
LendingTree, Inc. (a)	19,251	1,022,036
Marcus & Millichap, Inc.	39,965	1,090,645
Navient Corp.	112,980	1,468,740
Nelnet, Inc., Class A	18,945	2,518,927
Oportun Financial Corp. (a)	77,003	407,346
PRA Group, Inc. (a)	66,886	1,183,213
PROG Holdings, Inc.	66,004	1,946,458
Regional Management Corp.	16,600	643,250
World Acceptance Corp. (a)	4,380	614,908
		19,253,078
Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc. (a)	89,702	1,094,364
FirstCash Holdings, Inc.	66,052	10,527,368
OPENLANE, Inc. (a)	175,484	5,225,914
		16,847,646
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	237,837	975,132
Greif, Inc., Class A	42,836	2,899,997
Greif, Inc., Class B	8,075	603,122
Myers Industries, Inc.	63,373	1,186,342
O-I Glass, Inc. (a)	255,353	3,769,010
Ranpak Holdings Corp., Class A (a)(b)	75,481	408,352
UFP Technologies, Inc. (a)(b)	12,653	2,809,346
		12,651,301
Cosmetics — 0.1%
Interparfums, Inc.	31,000	2,629,730
Diversified Consumer Services(a) — 0.0%
Nerdy, Inc., Class A (b)	98,837	102,790
Phoenix Education Partners, Inc.	8,380	253,914
Zspace, Inc.	4,189	1,973
		358,677
Diversified Financial Services — 0.7%
Cannae Holdings, Inc.	80,127	1,260,398
Compass Diversified Holdings	114,527	549,730
European Wax Center, Inc., Class A (a)	48,027	172,897
Jackson Financial, Inc., Class A	115,475	12,315,409
MBIA, Inc. (a)	72,954	522,351
Moelis & Co., Class A	113,721	7,817,181
Piper Sandler Cos.	29,157	9,904,924
Security	Shares	Value
Diversified Financial Services (continued)
SWK Holdings Corp.	4,902	$ 84,314
Tiptree, Inc.	40,243	735,240
		33,362,444
Diversified Manufacturing Operations — 0.6%
Custom Truck One Source, Inc. (a)	104,435	601,546
Enerpac Tool Group Corp., Class A	88,542	3,385,846
Enviri Corp. (a)	127,856	2,291,180
Federal Signal Corp.	100,148	10,875,071
Luxfer Holdings PLC	47,305	640,037
OSI Systems, Inc. (a)	26,921	6,866,470
Standex International Corp.	20,023	4,350,597
TriMas Corp.	53,226	1,886,862
		30,897,609
Diversified Materials & Processing — 0.4%
Ascent Industries Co. (a)	13,783	223,147
Belden, Inc.	65,277	7,608,034
Insteel Industries, Inc.	32,237	1,020,946
NL Industries, Inc.	14,377	78,642
Tredegar Corp. (a)	43,465	312,079
Uranium Energy Corp. (a)(b)	795,698	9,293,752
		18,536,600
Diversified Media — 0.0%
EW Scripps Co., Class A (a)	114,140	455,419
Diversified Retail — 0.3%
Bed Bath and Beyond, Inc. (a)	95,321	520,453
Gaia, Inc., Class A (a)	29,520	107,158
Global Industrial Co.	23,359	682,550
PriceSmart, Inc.	42,697	5,237,641
Revolve Group, Inc., Class A (a)	68,154	2,057,569
Savers Value Village, Inc. (a)(b)	64,443	601,898
Stitch Fix, Inc., Class A (a)	195,717	1,027,514
Winmark Corp.	5,030	2,036,848
		12,271,631
Diversified Telecommunication Services(a) — 0.9%
BlackSky Technology, Inc., Class A (b)	54,035	1,013,156
EchoStar Corp., Class A (b)	226,077	24,574,570
Globalstar, Inc. (b)	83,595	5,102,639
Lumen Technologies, Inc.	1,590,247	12,356,219
		43,046,584
Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A	25,052	1,717,315
Village Super Market, Inc., Class A	15,287	541,083
Weis Markets, Inc.	23,222	1,488,298
		3,746,696
Education Services — 0.8%
Adtalem Global Education, Inc. (a)	59,725	6,179,746
American Public Education, Inc. (a)	30,145	1,139,481
Coursera, Inc. (a)	233,797	1,720,746
Franklin Covey Co. (a)	19,361	324,878
Graham Holdings Co., Class B	5,354	5,881,904
HealthStream, Inc.	37,697	869,670
KinderCare Learning Cos., Inc. (a)	48,010	207,403
Laureate Education, Inc., Class A (a)	211,974	7,137,165
Lincoln Educational Services Corp. (a)	51,343	1,239,933
Perdoceo Education Corp.	110,501	3,240,994
Strategic Education, Inc.	38,920	3,121,384
Stride, Inc. (a)(b)	71,223	4,624,509

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Education Services (continued)
Udemy, Inc. (a)	168,349	$ 984,842
Universal Technical Institute, Inc. (a)	77,317	2,020,293
		38,692,948
Electrical Equipment — 0.4%
Complete Solaria, Inc. (a)(b)	104,465	164,010
Enovix Corp. (a)(b)	280,296	2,048,964
Eos Energy Enterprises, Inc., Class A (a)(b)	514,119	5,891,804
Fluence Energy, Inc., Class A (a)(b)	108,061	2,137,447
LSI Industries, Inc.	45,510	833,743
NANO Nuclear Energy, Inc. (a)(b)	67,792	1,627,686
Net Power, Inc., Class A (a)(b)	72,004	164,169
NuScale Power Corp., Class A (a)(b)	210,950	2,989,161
Power Solutions International, Inc. (a)(b)	11,355	648,825
Shoals Technologies Group, Inc., Class A (a)	282,834	2,404,089
SKYX Platforms Corp. (a)	106,078	230,189
T1 Energy, Inc. (a)	184,516	1,232,567
		20,372,654
Electronic Components — 0.8%
Aeva Technologies, Inc. (a)(b)	53,094	705,088
American Superconductor Corp. (a)	73,361	2,111,330
Array Technologies, Inc. (a)(b)	256,607	2,365,916
Methode Electronics, Inc.	59,814	397,165
MicroVision, Inc. (a)(b)	425,038	351,974
Novanta, Inc. (a)	60,180	7,160,818
NVE Corp.	8,451	501,398
Sanmina Corp. (a)	87,126	13,074,999
ScanSource, Inc. (a)	35,179	1,374,092
TTM Technologies, Inc. (a)(b)	171,343	11,822,667
		39,865,447
Electronic Entertainment — 0.0%
Turtle Beach Corp. (a)	24,688	346,373
Electronic Equipment, Instruments & Components — 0.4%
Bel Fuse, Inc., Class A	2,560	388,608
Climb Global Solutions, Inc.	6,630	681,498
Daktronics, Inc. (a)	64,827	1,281,630
Evolv Technologies Holdings, Inc., Class A (a)(b)	258,837	1,853,273
Frequency Electronics, Inc. (a)(b)	11,403	613,937
KULR Technology Group, Inc. (a)(b)	57,133	169,114
Mirion Technologies, Inc., Class A (a)	399,788	9,363,035
M-Tron Industries, Inc. (a)	4,253	226,344
Neonode, Inc. (a)	18,195	31,659
Ouster, Inc. (a)	86,139	1,864,048
Richardson Electronics Ltd.	20,035	217,981
Xperi, Inc. (a)(b)	77,607	454,777
		17,145,904
Electronics(a) — 0.7%
Agilysys, Inc.	43,144	5,127,233
Integer Holdings Corp.	57,459	4,506,510
Nextpower, Inc., Class A	243,264	21,190,727
nLight, Inc.	77,224	2,896,672
		33,721,142
Energy Equipment(a) — 0.8%
Bloom Energy Corp., Class A	364,500	31,671,405
Expro Group Holdings NV	150,937	2,015,009
Sunrun, Inc.	372,846	6,860,366
		40,546,780
Energy Equipment & Services — 0.5%
Atlas Energy Solutions, Inc.	131,451	1,238,268
Security	Shares	Value
Energy Equipment & Services (continued)
Borr Drilling Ltd. (b)	421,065	$ 1,696,892
Core Laboratories, Inc.	81,958	1,313,787
Energy Services of America Corp.	20,475	167,281
Flowco Holdings, Inc., Class A	31,441	589,204
Forum Energy Technologies, Inc. (a)	17,049	629,960
Innovex International, Inc. (a)	67,184	1,469,314
Kodiak Gas Services, Inc.	140,877	5,268,800
Mammoth Energy Services, Inc. (a)	45,251	83,714
Ranger Energy Services, Inc., Class A	34,167	477,655
SEACOR Marine Holdings, Inc. (a)	38,831	233,763
Seadrill Ltd. (a)	105,951	3,665,905
Valaris Ltd. (a)	103,722	5,227,589
		22,062,132
Engineering & Contracting Services — 1.0%
Argan, Inc.	22,561	7,068,813
Exponent, Inc.	84,738	5,885,901
Fluor Corp. (a)	268,491	10,640,298
IES Holdings, Inc. (a)	15,062	5,859,419
Legence Corp., Class A (a)	62,742	2,700,416
Limbach Holdings, Inc. (a)(b)	18,067	1,406,516
Mistras Group, Inc. (a)	20,531	259,717
MYR Group, Inc. (a)	25,707	5,616,980
Uniti Group, Inc. (a)	283,132	1,984,755
VSE Corp. (b)	38,293	6,615,882
Willdan Group, Inc. (a)(b)	23,464	2,432,278
		50,470,975
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	875,113	1,365,176
Atlanta Braves Holdings, Inc., Class A (a)	11,710	497,558
Atlanta Braves Holdings, Inc., Class C (a)(b)	77,905	3,073,352
Cinemark Holdings, Inc.	173,285	4,027,144
CuriosityStream, Inc., Class A	55,374	210,421
Golden Entertainment, Inc.	33,233	903,605
Golden Matrix Group, Inc. (a)(b)	39,654	31,755
IMAX Corp. (a)(b)	73,822	2,728,461
Lionsgate Studios Corp. (a)	338,101	3,086,862
Madison Square Garden Entertainment Corp., Class A (a)	65,679	3,539,442
Playstudios, Inc., Class A (a)	158,927	103,541
Playtika Holding Corp.	97,455	384,947
Reservoir Media, Inc. (a)	32,658	247,221
Starz Entertainment Corp. (a)(b)	21,913	256,382
		20,455,867
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	101,554	4,295,734
BrightView Holdings, Inc. (a)(b)	120,646	1,528,585
Brink’s Co.	70,185	8,192,695
Healthcare Services Group, Inc. (a)	117,416	2,244,994
IBEX Holdings Ltd. (a)	17,298	660,438
Montrose Environmental Group, Inc. (a)	54,310	1,348,517
UniFirst Corp.	24,295	4,686,505
		22,957,468
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp. (a)(b)	9,254	619,555
Cass Information Systems, Inc.	20,705	859,672
Donnelley Financial Solutions, Inc. (a)	42,591	1,988,574
EVERTEC, Inc.	108,687	3,161,705
Green Dot Corp., Class A (a)	91,741	1,175,202
I3 Verticals, Inc., Class A (a)(b)	38,597	972,258
International Money Express, Inc. (a)	46,963	721,352
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Data & Systems (continued)
LendingClub Corp. (a)	187,645	$ 3,553,996
Priority Technology Holdings, Inc. (a)(b)	38,188	208,125
Repay Holdings Corp., Class A (a)	106,349	388,174
Value Line, Inc.	1,578	60,642
		13,709,255
Financial Services — 0.3%
Acacia Research Corp. (a)	63,257	236,581
Better Home & Finance Holding Co. (a)(b)	8,509	277,223
Burford Capital Ltd.	331,626	2,958,104
Enact Holdings, Inc.	46,153	1,829,505
Ispire Technology, Inc. (a)(b)	30,845	86,366
Jefferson Capital, Inc.	13,148	293,726
Karat Packaging, Inc.	15,822	357,103
NewtekOne, Inc.	34,145	387,546
Onity Group, Inc. (a)	10,557	483,405
Pagseguro Digital Ltd., Class A	303,363	2,924,419
Paysign, Inc. (a)	61,000	314,150
Security National Financial Corp., Class A (a)	26,785	241,333
Turning Point Brands, Inc.	28,913	3,134,169
Universal Corp.	39,721	2,095,283
		15,618,913
Food & Staples Retailing — 0.0%
Grocery Outlet Holding Corp. (a)(b)	160,767	1,623,747
Natural Grocers by Vitamin Cottage, Inc.	22,119	554,081
		2,177,828
Food Products(a) — 0.1%
Beyond Meat, Inc. (b)	649,016	532,193
Forafric Global PLC (b)	9,653	106,473
Hain Celestial Group, Inc.	154,776	165,610
Lifeway Foods, Inc. (b)	7,054	170,918
Mama’s Creations, Inc.	61,985	836,178
SunOpta, Inc.	165,120	627,456
Triller Group, Inc. (b)	178,534	5,713
Westrock Coffee Co. (b)	60,970	248,148
		2,692,689
Foods — 0.6%
B&G Foods, Inc.	133,269	573,057
Chefs’ Warehouse, Inc. (a)	61,711	3,846,446
HF Foods Group, Inc. (a)(b)	68,482	147,236
J & J Snack Foods Corp.	25,364	2,292,145
John B Sanfilippo & Son, Inc.	13,255	935,803
Marzetti Co.	33,497	5,507,577
Medifast, Inc. (a)(b)	17,787	189,965
Mission Produce, Inc. (a)(b)	71,623	830,827
Seneca Foods Corp., Class A (a)	7,876	871,322
Simply Good Foods Co. (a)(b)	154,073	3,093,786
Tootsie Roll Industries, Inc.	30,478	1,116,409
TreeHouse Foods, Inc. (a)	85,022	2,005,669
United Natural Foods, Inc. (a)	99,922	3,364,374
Utz Brands, Inc., Class A	122,070	1,267,086
Vita Coco Co., Inc. (a)	78,898	4,182,383
		30,224,085
Forest Products — 0.3%
Boise Cascade Co.	62,897	4,629,219
UFP Industries, Inc.	96,958	8,828,026
		13,457,245
Security	Shares	Value
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	74,379	$ 1,660,883
Ennis, Inc.	43,358	780,878
Quad/Graphics, Inc., Class A	47,800	299,706
		2,741,467
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	593,941
Funeral Parlors & Cemeteries — 0.1%
Carriage Services, Inc.	23,569	996,969
Hillenbrand, Inc.	116,585	3,698,076
Matthews International Corp., Class A	51,431	1,343,378
		6,038,423
Gas Pipeline — 0.1%
Kinetik Holdings, Inc., Class A	74,743	2,694,485
NextDecade Corp. (a)(b)	226,971	1,196,137
		3,890,622
Gold — 0.5%
Caledonia Mining Corp. PLC	27,096	709,102
Coeur Mining, Inc. (a)(b)	1,067,558	19,034,559
Novagold Resources, Inc. (a)	505,046	4,707,029
		24,450,690
Health Care Equipment & Services — 0.1%
Embecta Corp.	97,745	1,161,211
Figs, Inc., Class A (a)	144,851	1,645,507
		2,806,718
Health Care Equipment & Supplies — 0.3%
Adaptive Biotechnologies Corp. (a)(b)	248,241	4,031,434
ICU Medical, Inc. (a)	40,292	5,748,460
Inogen, Inc. (a)	41,210	276,931
Integra LifeSciences Holdings Corp. (a)(b)	115,285	1,431,840
Nano-X Imaging Ltd. (a)(b)	111,322	311,702
OmniAb, Inc. (a)(b)	161,213	298,244
OmniAb, Inc., 12.50 Earnout Shares (a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares (a)(c)	9,003	—
PROCEPT BioRobotics Corp. (a)(b)	88,957	2,798,587
Shoulder Innovations, Inc. (a)(b)	8,097	115,787
Strawberry Fields REIT, Inc.	11,732	153,689
		15,166,674
Health Care Facilities — 0.8%
Astrana Health, Inc. (a)(b)	69,758	1,730,696
Brookdale Senior Living, Inc. (a)	390,442	4,212,869
CVRx, Inc. (a)(b)	23,044	163,613
Enovis Corp. (a)	96,229	2,563,541
Ensign Group, Inc. (b)	93,645	16,312,959
Joint Corp. (a)(b)	26,114	227,714
LifeStance Health Group, Inc. (a)	281,549	1,982,105
National HealthCare Corp.	21,468	2,943,048
QuidelOrtho Corp. (a)	112,968	3,226,366
RxSight, Inc. (a)	62,053	646,592
Select Medical Holdings Corp.	179,159	2,660,511
Sight Sciences, Inc. (a)(b)	71,563	567,495
U.S. Physical Therapy, Inc.	25,759	2,011,520
		39,249,029
Health Care Management Services(a) — 0.4%
Enhabit, Inc. (b)	85,284	786,318
Hims & Hers Health, Inc., Class A (b)	341,795	11,098,084

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Management Services (continued)
Option Care Health, Inc.	266,231	$ 8,482,120
TruBridge, Inc.	17,308	381,987
		20,748,509
Health Care Providers & Services(a) — 0.2%
agilon health, Inc. (b)	520,188	358,254
Clover Health Investments Corp., Class A (b)	685,025	1,609,809
Delcath Systems, Inc.	52,189	527,109
DocGo, Inc. (b)	146,901	128,950
GeneDx Holdings Corp., Class A	31,456	4,091,167
Oncology Institute, Inc. (b)	102,261	364,049
PACS Group, Inc.	73,414	2,818,363
Sonida Senior Living, Inc.	9,844	321,013
Talkspace, Inc. (b)	245,248	890,250
		11,108,964
Health Care Services — 1.6%
Addus HomeCare Corp. (a)	30,654	3,291,933
AirSculpt Technologies, Inc. (a)	19,556	38,721
Alignment Healthcare, Inc. (a)	282,031	5,570,112
AMN Healthcare Services, Inc. (a)	65,159	1,026,906
Ardent Health, Inc. (a)	40,589	358,401
Aveanna Healthcare Holdings, Inc. (a)	117,803	962,451
BrightSpring Health Services, Inc. (a)(b)	182,490	6,834,250
Butterfly Network, Inc., Class A (a)(b)	332,786	1,264,587
CapsoVision, Inc. (a)(b)	9,075	97,012
Claritev Corp., Class A (a)(b)	13,354	570,884
Concentra Group Holdings Parent, Inc.	192,745	3,793,222
CorVel Corp. (a)	49,285	3,335,116
Cross Country Healthcare, Inc. (a)	53,912	436,687
Definitive Healthcare Corp., Class A (a)	60,601	173,925
Fortrea Holdings, Inc. (a)(b)	152,708	2,634,213
Ginkgo Bioworks Holdings, Inc., Class A (a)(b)	67,356	559,728
Health Catalyst, Inc. (a)	100,811	240,938
HealthEquity, Inc. (a)	142,244	13,030,973
HeartFlow, Inc. (a)(b)	32,866	958,044
LifeMD, Inc. (a)(b)	60,923	207,747
NeoGenomics, Inc. (a)	219,342	2,579,462
Nutex Health, Inc. (a)	5,946	978,831
Omnicell, Inc. (a)	76,140	3,449,142
OptimizeRx Corp. (a)	28,162	345,266
Pediatrix Medical Group, Inc. (a)	144,851	3,098,363
Pennant Group, Inc. (a)	56,760	1,597,794
Phibro Animal Health Corp., Class A	35,241	1,316,604
Phreesia, Inc. (a)	96,587	1,634,252
Privia Health Group, Inc. (a)	195,642	4,638,672
Progyny, Inc. (a)	123,908	3,181,957
Surgery Partners, Inc. (a)(b)	131,260	2,027,967
Teladoc Health, Inc. (a)(b)	299,554	2,096,878
Viemed Healthcare, Inc. (a)	59,015	438,481
Waystar Holding Corp. (a)	183,338	6,004,319
		78,773,838
Health Care: Miscellaneous — 0.0%
Absci Corp. (a)(b)	223,692	780,685
Home Building — 1.1%
Beazer Homes USA, Inc. (a)	44,344	898,853
Century Communities, Inc.	43,778	2,598,224
Dream Finders Homes, Inc., Class A (a)(b)	50,651	866,132
Forestar Group, Inc. (a)	32,824	808,455
Green Brick Partners, Inc. (a)	52,050	3,261,453
Hovnanian Enterprises, Inc., Class A (a)	8,226	802,364
Installed Building Products, Inc. (b)	38,670	10,030,611
Security	Shares	Value
Home Building (continued)
KB Home	105,263	$ 5,937,886
Legacy Housing Corp. (a)(b)	14,759	288,096
LGI Homes, Inc. (a)	34,994	1,503,342
M/I Homes, Inc. (a)	43,490	5,564,546
Meritage Homes Corp.	116,130	7,641,354
Taylor Morrison Home Corp., Class A (a)	160,078	9,423,792
Tri Pointe Homes, Inc. (a)	140,498	4,421,472
		54,046,580
Hotel/Motel — 0.2%
First Watch Restaurant Group, Inc. (a)	93,151	1,404,717
Krispy Kreme, Inc.	129,405	520,208
Marcus Corp.	38,905	603,417
Red Rock Resorts, Inc., Class A	81,431	5,044,650
Xponential Fitness, Inc., Class A (a)	40,656	334,599
		7,907,591
Hotels, Restaurants & Leisure — 0.3%
Genius Sports Ltd. (a)	364,596	4,017,848
Global Business Travel Group I, Class A (a)	221,122	1,691,583
Sabre Corp. (a)	620,151	843,405
Serve Robotics, Inc. (a)(b)	105,835	1,098,567
Six Flags Entertainment Corp. (a)	155,931	2,391,982
Super Group SGHC Ltd.	265,507	3,172,809
		13,216,194
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	12,990	213,686
Traeger, Inc. (a)	61,250	66,150
		279,836
Household Durables — 0.0%
Cricut, Inc., Class A	78,746	389,793
Waldencast PLC, Class A (a)	73,371	137,937
		527,730
Household Equipment & Products — 0.5%
Central Garden & Pet Co. (a)	15,307	492,120
Central Garden & Pet Co., Class A (a)	84,839	2,476,451
Energizer Holdings, Inc.	106,099	2,110,309
Helen of Troy Ltd. (a)(b)	39,539	840,204
Novocure Ltd. (a)	166,276	2,149,949
Spectrum Brands Holdings, Inc.	40,027	2,364,795
Zurn Elkay Water Solutions Corp.	250,613	11,650,998
		22,084,826
Household Furnishings — 0.2%
American Woodmark Corp. (a)	24,813	1,337,421
Apogee Enterprises, Inc.	36,198	1,317,969
Bassett Furniture Industries, Inc.	14,121	236,668
Ethan Allen Interiors, Inc.	39,365	899,096
Flexsteel Industries, Inc.	6,290	248,392
La-Z-Boy, Inc.	69,781	2,600,738
Leggett & Platt, Inc.	226,466	2,491,126
Lovesac Co. (a)(b)	24,496	361,316
Sleep Number Corp. (a)(b)	26,793	226,669
		9,719,395
Independent Power Producers & Energy Traders — 0.0%
Montauk Renewables, Inc. (a)(b)	108,509	181,210
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A (b)	38,188	1,370,185
Insurance — 0.6%
Ategrity Specialty Holdings LLC (a)	10,681	224,408
F&G Annuities & Life, Inc.	61,759	1,905,265
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Fidelis Insurance Holdings Ltd.	93,239	$ 1,824,687
GoHealth, Inc., Class A (a)(b)	6,637	14,270
Hamilton Insurance Group Ltd., Class B (a)(b)	75,866	2,116,661
James River Group Holdings, Inc.	63,900	406,404
Kingsway Financial Services, Inc. (a)(b)	38,967	524,106
Lemonade, Inc. (a)(b)	100,933	7,184,411
Marqeta, Inc., Class A (a)	608,757	2,891,596
Mercury General Corp.	44,748	4,208,997
Oscar Health, Inc., Class A (a)	331,400	4,762,218
Skyward Specialty Insurance Group, Inc. (a)	60,236	3,078,662
		29,141,685
Insurance: Life — 0.2%
Citizens, Inc., Class A (a)(b)	78,346	378,411
CNO Financial Group, Inc.	160,422	6,813,122
Selectquote, Inc. (a)	228,989	322,875
Trupanion, Inc. (a)	62,445	2,333,570
		9,847,978
Insurance: Multi-Line — 0.3%
Abacus Global Management, Inc., Class A	67,746	579,228
Baldwin Insurance Group, Inc., Class A (a)(b)	118,998	2,859,522
Crawford & Co., Class A	27,975	314,719
eHealth, Inc. (a)	49,860	229,356
Goosehead Insurance, Inc., Class A	39,511	2,909,985
Horace Mann Educators Corp.	67,055	3,096,600
SiriusPoint Ltd. (a)	120,308	2,633,542
		12,622,952
Insurance: Property-Casualty — 1.4%
American Coastal Insurance Corp.	40,475	511,199
American Integrity Insurance Group, Inc. (a)	13,442	279,997
AMERISAFE, Inc.	31,968	1,227,891
Aspen Insurance Holdings Ltd., Class A (a)	25,907	961,150
Bowhead Specialty Holdings, Inc. (a)	26,947	769,067
Donegal Group, Inc., Class A	27,352	546,493
Employers Holdings, Inc.	38,492	1,661,700
Essent Group Ltd.	157,983	10,270,475
Genworth Financial, Inc., Class A (a)	675,592	6,100,596
Greenlight Capital Re Ltd., Class A (a)	44,360	646,769
HCI Group, Inc.	17,880	3,427,417
Heritage Insurance Holdings, Inc. (a)	37,628	1,100,995
Investors Title Co.	2,443	609,871
Kestrel Group Ltd. (a)(b)	2,947	30,177
Kingstone Cos., Inc.	19,150	322,294
NI Holdings, Inc. (a)	13,658	181,651
NMI Holdings, Inc., Class A (a)	129,644	5,288,179
Palomar Holdings, Inc. (a)	44,097	5,942,512
ProAssurance Corp. (a)	85,903	2,075,416
Radian Group, Inc.	226,022	8,134,532
Safety Insurance Group, Inc.	25,266	1,968,474
Selective Insurance Group, Inc.	101,390	8,483,301
Slide Insurance Holdings, Inc. (a)	44,887	874,399
Stewart Information Services Corp.	46,888	3,294,351
United Fire Group, Inc.	36,201	1,315,906
Universal Insurance Holdings, Inc.	44,077	1,489,803
		67,514,615
Internet & Catalog Retail(a) — 0.0%
BARK, Inc., Class A (b)	167,474	100,903
ThredUp, Inc., Class A	153,677	981,996
		1,082,899
Security	Shares	Value
Internet Software & Services(a) — 0.3%
eGain Corp.	30,296	$ 311,746
Flywire Corp.	195,443	2,767,473
MediaAlpha, Inc., Class A	53,639	694,625
Remitly Global, Inc.	280,636	3,872,777
TrueCar, Inc.	144,542	326,665
Xometry, Inc., Class A (b)	72,449	4,308,542
		12,281,828
IT Services — 0.6%
Backblaze, Inc., Class A (a)	99,755	464,858
BigBear.ai Holdings, Inc. (a)(b)	717,094	3,872,308
Bread Financial Holdings, Inc.	43,293	3,204,981
Core Scientific, Inc. (a)	483,707	7,042,774
Crexendo, Inc. (a)	25,059	162,132
CSP, Inc.	12,022	150,275
Fastly, Inc., Class A (a)	231,376	2,355,408
Kohl’s Corp.	184,169	3,758,889
Payoneer Global, Inc. (a)	469,540	2,638,815
Paysafe Ltd. (a)(b)	55,484	448,865
StoneCo Ltd., Class A (a)	418,712	6,192,750
Whitefiber, Inc. (a)(b)	18,487	292,095
		30,584,150
Leisure Time — 1.0%
10X Genomics, Inc., Class A (a)	184,571	3,010,353
Acushnet Holdings Corp.	46,007	3,672,279
American Outdoor Brands, Inc. (a)(b)	21,287	164,549
Clarus Corp.	50,875	170,431
Escalade, Inc.	17,369	234,308
Hilton Grand Vacations, Inc. (a)	99,170	4,437,857
Johnson Outdoors, Inc., Class A	8,590	364,645
Latham Group, Inc. (a)	81,448	517,195
Life Time Group Holdings, Inc. (a)	251,938	6,696,512
Lindblad Expeditions Holdings, Inc. (a)(b)	63,375	913,867
Marriott Vacations Worldwide Corp.	46,791	2,699,373
OneSpaWorld Holdings Ltd.	160,215	3,322,859
Outdoor Holding Co. (a)(b)	143,187	244,850
Peloton Interactive, Inc., Class A (a)	641,799	3,953,482
Polaris, Inc.	88,881	5,621,723
Portillo’s, Inc., Class A (a)(b)	93,315	423,650
RCI Hospitality Holdings, Inc.	14,458	344,679
Smith & Wesson Brands, Inc.	74,294	733,282
Sphere Entertainment Co., Class A (a)(b)	46,838	4,453,357
Sturm Ruger & Co., Inc.	23,564	769,365
Topgolf Callaway Brands Corp. (a)	217,420	2,537,291
United Parks & Resorts, Inc. (a)	46,161	1,675,644
		46,961,551
Life Sciences Tools & Services(a) — 0.1%
Maravai LifeSciences Holdings, Inc., Class A (b)	190,588	619,411
WaVe Life Sciences Ltd.	188,821	3,209,957
		3,829,368
Luxury Items — 0.1%
Movado Group, Inc.	26,701	550,575
Signet Jewelers Ltd.	66,791	5,535,638
		6,086,213
Machinery(a) — 0.1%
Hillman Solutions Corp.	335,792	2,907,959
Microvast Holdings, Inc. (b)	344,765	965,342
		3,873,301
Machinery: Agricultural — 0.5%
Aebi Schmidt Holding AG	65,071	823,148

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery: Agricultural (continued)
Alamo Group, Inc.	17,482	$ 2,934,703
Lindsay Corp.	18,588	2,190,967
SPX Technologies, Inc. (a)	80,398	16,084,424
Titan International, Inc. (a)	83,460	653,492
Titan Machinery, Inc. (a)	34,639	520,971
		23,207,705
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	39,249	1,700,266
Douglas Dynamics, Inc.	38,938	1,271,326
Manitowoc Co., Inc. (a)	59,527	713,729
Terex Corp.	107,500	5,738,350
		9,423,671
Machinery: Industrial — 1.2%
AirJoule Technologies Corp., Class A (a)(b)	37,227	146,674
Alliance Laundry Holdings, Inc. (a)(b)	74,070	1,507,325
Chart Industries, Inc. (a)	75,414	15,552,629
Columbus McKinnon Corp.	47,817	824,843
DXP Enterprises, Inc. (a)	22,044	2,420,211
Enpro, Inc.	35,240	7,545,941
EVI Industries, Inc.	9,494	233,932
Gencor Industries, Inc. (a)	18,815	243,842
Graham Corp. (a)	17,620	1,131,733
Hyster-Yale, Inc., Class A	19,701	585,317
JBT Marel Corp.	87,094	13,122,453
Kadant, Inc.	19,641	5,598,078
Kennametal, Inc.	126,439	3,592,132
Mayville Engineering Co., Inc. (a)	22,995	430,466
Palladyne AI Corp. (a)(b)	44,233	188,433
Proto Labs, Inc. (a)	40,686	2,058,305
Richtech Robotics, Inc., Class B (a)(b)	259,427	837,949
Tennant Co.	30,619	2,256,620
		58,276,883
Machinery: Specialty — 0.1%
Albany International Corp., Class A	49,072	2,487,950
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	12,984	7,670,168
Champion Homes, Inc.	94,289	7,967,421
		15,637,589
Marine — 0.5%
Ardmore Shipping Corp.	58,979	624,588
Calumet, Inc. (a)(b)	116,793	2,320,677
Costamare Bulkers Holdings Ltd. (a)	14,820	228,376
Costamare, Inc.	74,100	1,170,039
DHT Holdings, Inc.	221,512	2,704,662
Dorian LPG Ltd.	62,698	1,526,069
Genco Shipping & Trading Ltd.	51,762	953,974
Himalaya Shipping Ltd.	49,893	454,026
International Seaways, Inc.	66,419	3,224,642
Navigator Holdings Ltd.	50,956	882,558
Nordic American Tankers Ltd.	351,745	1,210,003
Pangaea Logistics Solutions Ltd.	50,973	350,694
Safe Bulkers, Inc.	78,325	377,527
Scorpio Tankers, Inc.	75,710	3,848,339
SFL Corp. Ltd.	207,407	1,619,849
Teekay Corp. Ltd.	89,180	805,295
Teekay Tankers Ltd., Class A	40,425	2,159,503
		24,460,821
Media — 0.1%
Arena Group Holdings, Inc. (a)(b)	22,358	89,432
Security	Shares	Value
Media (continued)
Gambling.com Group Ltd. (a)	27,432	$ 149,779
Newsmax, Inc., Class B (a)(b)	80,422	621,662
PubMatic, Inc., Class A (a)(b)	58,543	519,276
Rumble, Inc., Class A (a)(b)	179,113	1,131,994
Sinclair, Inc., Class A	66,940	1,024,182
Teads Holding Co. (a)	64,524	45,419
VTEX, Class A (a)(b)	100,063	376,237
Webtoon Entertainment, Inc. (a)(b)	32,631	425,182
ZipRecruiter, Inc., Class A (a)	111,988	436,753
		4,819,916
Medical & Dental Instruments & Supplies — 1.2%
Alphatec Holdings, Inc. (a)	197,177	4,148,604
AngioDynamics, Inc. (a)	69,058	886,705
Anika Therapeutics, Inc. (a)(b)	22,850	219,589
Artivion, Inc. (a)	71,327	3,253,224
AtriCure, Inc. (a)(b)	80,171	3,171,565
Avanos Medical, Inc. (a)	74,718	839,083
Axogen, Inc. (a)	73,354	2,400,876
BioLife Solutions, Inc. (a)	63,717	1,540,677
Ceribell, Inc. (a)	43,171	946,740
Cerus Corp. (a)	305,358	629,037
Community Health Systems, Inc. (a)	216,621	675,858
CONMED Corp.	52,753	2,141,772
LeMaitre Vascular, Inc.	34,441	2,793,165
LENSAR, Inc. (a)(b)	16,303	189,604
LivaNova PLC (a)	90,863	5,590,800
Merit Medical Systems, Inc. (a)	97,471	8,591,094
Neogen Corp. (a)	358,210	2,503,888
Ocular Therapeutix, Inc. (a)	314,967	3,823,699
OraSure Technologies, Inc. (a)	124,041	300,179
Organogenesis Holdings, Inc., Class A (a)	116,345	602,667
Orthofix Medical, Inc. (a)	67,228	1,019,176
OrthoPediatrics Corp. (a)	28,227	501,312
Owens & Minor, Inc. (a)(b)	127,375	356,650
Pro-Dex, Inc. (a)(b)	3,665	141,029
Pulmonx Corp. (a)	62,367	137,831
Sanara Medtech, Inc. (a)	5,191	121,210
Semler Scientific, Inc. (a)	20,450	312,681
STAAR Surgical Co. (a)	83,547	1,929,100
TransMedics Group, Inc. (a)(b)	55,741	6,780,893
Treace Medical Concepts, Inc. (a)(b)	83,872	205,486
Utah Medical Products, Inc.	5,035	281,759
		57,035,953
Medical Equipment — 1.1%
Accuray, Inc. (a)	173,647	143,189
AdaptHealth Corp. (a)	173,278	1,725,849
Alpha Teknova, Inc. (a)(b)	18,795	71,421
Anteris Technologies Global Corp. (a)(b)	57,014	284,500
Beta Bionics, Inc. (a)	64,334	1,960,257
CareDx, Inc. (a)	86,819	1,635,670
ClearPoint Neuro, Inc. (a)(b)	45,135	617,447
Cytek Biosciences, Inc. (a)	199,155	1,005,733
Electromed, Inc. (a)	11,954	348,100
Glaukos Corp. (a)	93,174	10,520,276
Haemonetics Corp. (a)	80,338	6,439,091
iRadimed Corp.	13,891	1,351,316
iRhythm Technologies, Inc. (a)	53,142	9,429,516
Kestra Medical Technologies Ltd. (a)	33,243	881,604
KORU Medical Systems, Inc. (a)	73,581	427,506
Lantheus Holdings, Inc. (a)	111,691	7,433,036
Lucid Diagnostics, Inc. (a)(b)	119,929	130,723
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical Equipment (continued)
Myomo, Inc. (a)(b)	56,401	$ 51,325
Neuronetics, Inc. (a)(b)	62,649	86,456
Quanterix Corp. (a)	75,825	482,247
SANUWAVE Health, Inc. (a)	12,152	362,616
SI-BONE, Inc. (a)	64,922	1,280,262
Standard BioTools, Inc. (a)	509,005	651,526
Stereotaxis, Inc. (a)(b)	89,447	205,728
Tactile Systems Technology, Inc. (a)	36,086	1,046,494
Tandem Diabetes Care, Inc. (a)	113,698	2,499,082
Varex Imaging Corp. (a)	66,910	779,502
		51,850,472
Medical Services(a) — 0.1%
Alumis, Inc.	95,271	929,845
BioAge Labs, Inc.	41,098	543,726
Fulgent Genetics, Inc.	34,731	912,383
Innovage Holding Corp.	40,236	208,825
NeuroPace, Inc.	41,656	643,169
Outset Medical, Inc. (b)	30,700	113,897
		3,351,845
Metal Fabricating — 0.2%
CompX International, Inc., Class A	2,464	57,337
Distribution Solutions Group, Inc. (a)(b)	17,355	475,353
DMC Global, Inc. (a)	30,851	206,393
Eastern Co.	10,372	204,225
L B Foster Co., Class A (a)	16,188	436,267
Mueller Water Products, Inc., Class A	260,048	6,194,343
Worthington Enterprises, Inc.	53,371	2,752,343
		10,326,261
Metals & Minerals: Diversified — 0.9%
Compass Minerals International, Inc. (a)	59,599	1,170,525
Constellium SE, Class A (a)	227,174	4,282,230
Energy Fuels, Inc. (a)(b)	380,338	5,530,115
Hecla Mining Co.	1,059,843	20,338,387
Materion Corp.	34,451	4,282,948
Perpetua Resources Corp. (a)(b)	143,934	3,484,642
United States Lime & Minerals, Inc.	18,153	2,173,640
		41,262,487
Metals & Mining — 0.3%
American Battery Technology Co. (a)(b)	140,574	469,517
Contango ORE, Inc. (a)(b)	14,339	378,693
Critical Metals Corp. (a)(b)	55,785	387,148
Ferroglobe PLC	207,124	961,055
Friedman Industries, Inc.	11,522	236,086
Idaho Strategic Resources, Inc. (a)(b)	21,751	876,565
Lifezone Metals Ltd. (a)(b)	47,441	202,573
NioCorp Developments Ltd. (a)(b)	181,483	961,860
SSR Mining, Inc. (a)	339,478	7,441,358
U.S. Antimony Corp. (a)(b)	158,700	796,674
U.S. Gold Corp. (a)(b)	19,072	370,187
USA Rare Earth, Inc., Class A (a)(b)	149,063	1,773,850
Vox Royalty Corp.	69,490	329,383
		15,184,949
Mining — 0.0%
Dakota Gold Corp. (a)(b)	149,126	847,036
Office Supplies & Equipment — 0.3%
ACCO Brands Corp.	151,145	563,771
Eastman Kodak Co. (a)	80,382	680,032
HNI Corp.	107,619	4,524,303
Security	Shares	Value
Office Supplies & Equipment (continued)
MillerKnoll, Inc.	113,725	$ 2,078,893
Pitney Bowes, Inc.	182,104	1,924,839
Transocean Ltd. (a)	1,548,770	6,396,420
		16,168,258
Oil & Gas Producers — 0.1%
Crescent Energy Co., Class A	392,871	3,296,188
HighPeak Energy, Inc. (b)	25,444	120,605
Kosmos Energy Ltd. (a)(b)	810,621	735,557
		4,152,350
Oil Well Equipment & Services — 0.8%
Bristow Group, Inc. (a)	48,031	1,758,895
Cactus, Inc., Class A	114,138	5,213,824
Helix Energy Solutions Group, Inc. (a)	240,981	1,510,951
Helmerich & Payne, Inc.	161,143	4,621,581
Liberty Energy, Inc., Class A	263,328	4,861,035
Matrix Service Co. (a)	44,635	522,229
Nabors Industries Ltd. (a)	23,981	1,302,168
National Energy Services Reunited Corp. (a)	99,219	1,553,770
Natural Gas Services Group, Inc.	17,649	593,889
NPK International, Inc. (a)	137,324	1,636,902
Oceaneering International, Inc. (a)	158,761	3,815,027
Oil States International, Inc. (a)	100,460	680,114
Patterson-UTI Energy, Inc.	578,491	3,534,580
ProPetro Holding Corp. (a)	136,951	1,302,404
RPC, Inc.	145,111	789,404
Select Water Solutions, Inc., Class A	154,346	1,623,720
Solaris Energy Infrastructure, Inc., Class A	71,658	3,294,118
TETRA Technologies, Inc. (a)(b)	216,640	2,029,917
		40,644,528
Oil, Gas & Consumable Fuels — 0.7%
Archrock, Inc.	288,048	7,495,009
Diversified Energy Co.	99,056	1,434,331
Empire Petroleum Corp. (a)(b)	23,127	70,306
Encore Energy Corp. (a)	313,309	777,006
Epsilon Energy Ltd.	33,364	154,809
Excelerate Energy, Inc., Class A	39,905	1,119,335
FLEX LNG Ltd.	52,937	1,320,778
Granite Ridge Resources, Inc.	88,964	418,131
Gulfport Energy Corp. (a)	26,600	5,532,534
Kolibri Global Energy, Inc. (a)	45,056	177,070
New Fortress Energy, Inc., Class A (a)(b)	293,117	334,153
NextNRG, Inc. (a)(b)	30,364	44,028
Noble Corp. PLC	210,539	5,945,621
Plug Power, Inc. (a)(b)	1,882,151	3,707,838
ProFrac Holding Corp., Class A (a)	21,051	81,888
Sable Offshore Corp., Class A (a)(b)	127,680	1,151,674
Summit Midstream Corp. (a)	17,147	457,482
VAALCO Energy, Inc.	179,754	654,305
Vitesse Energy, Inc.	49,330	950,096
		31,826,394
Oil: Crude Producers — 1.1%
BKV Corp. (a)(b)	29,032	788,219
California Resources Corp.	122,893	5,494,546
CNX Resources Corp. (a)	217,491	7,997,144
Comstock Resources, Inc. (a)	121,962	2,827,079
CVR Energy, Inc. (a)	52,899	1,345,751
Evolution Petroleum Corp.	50,265	177,938
Gevo, Inc. (a)(b)	400,947	801,894
Infinity Natural Resources, Inc., Class A (a)(b)	29,041	427,774

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil: Crude Producers (continued)
Magnolia Oil & Gas Corp., Class A	301,741	$ 6,605,110
Murphy Oil Corp.	225,351	7,042,219
Northern Oil & Gas, Inc.	159,818	3,431,292
ONE Gas, Inc.	99,863	7,714,417
PrimeEnergy Resources Corp. (a)(b)	864	147,744
Riley Exploration Permian, Inc.	22,744	600,442
SandRidge Energy, Inc.	63,010	909,234
SM Energy Co.	192,803	3,605,416
Talos Energy, Inc. (a)	203,729	2,245,094
W&T Offshore, Inc. (b)	177,258	288,930
		52,450,243
Oil: Refining & Marketing — 0.2%
Clean Energy Fuels Corp. (a)	294,569	618,595
Delek U.S. Holdings, Inc.	99,502	2,951,229
Par Pacific Holdings, Inc. (a)	83,200	2,923,648
PBF Energy, Inc., Class A	141,525	3,838,158
		10,331,630
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	38,686	170,992
Paper — 0.0%
Clearwater Paper Corp. (a)	26,493	460,978
Paper & Forest Products — 0.1%
Magnera Corp. (a)	51,133	774,154
Sylvamo Corp.	56,802	2,735,016
		3,509,170
Personal Care — 0.2%
Beauty Health Co., Class A (a)(b)	198,105	275,366
Edgewell Personal Care Co.	75,379	1,285,212
FitLife Brands, Inc. (a)(b)	6,764	110,050
Honest Co., Inc. (a)(b)	161,787	417,410
Lifevantage Corp.	18,335	112,944
Nu Skin Enterprises, Inc., Class A	84,488	812,775
Olaplex Holdings, Inc. (a)	226,582	303,620
WD-40 Co.	22,686	4,466,873
		7,784,250
Personal Products(a) — 0.1%
Herbalife Ltd. (b)	172,439	2,222,739
Nature’s Sunshine Products, Inc.	29,598	638,725
USANA Health Sciences, Inc.	19,674	386,200
		3,247,664
Pharmaceuticals — 2.7%
ACADIA Pharmaceuticals, Inc. (a)	207,274	5,536,289
Aclaris Therapeutics, Inc. (a)	157,263	473,362
Alkermes PLC (a)	270,346	7,564,281
Amneal Pharmaceuticals, Inc., Class A (a)	248,294	3,128,504
Amphastar Pharmaceuticals, Inc. (a)	59,235	1,586,313
Aquestive Therapeutics, Inc. (a)(b)	146,317	945,208
Arrowhead Pharmaceuticals, Inc. (a)	221,118	14,680,024
Atea Pharmaceuticals, Inc. (a)(b)	132,612	473,425
Avadel Pharmaceuticals PLC (a)	148,153	3,192,697
Axsome Therapeutics, Inc. (a)	68,173	12,451,117
Biote Corp., Class A (a)	45,951	119,473
CorMedix, Inc. (a)(b)	119,791	1,393,169
Corvus Pharmaceuticals, Inc. (a)	101,456	781,211
Edgewise Therapeutics, Inc. (a)(b)	113,260	2,810,547
Enanta Pharmaceuticals, Inc. (a)	46,159	727,927
Enliven Therapeutics, Inc. (a)	64,386	991,544
Esperion Therapeutics, Inc. (a)	350,550	1,297,035
Security	Shares	Value
Pharmaceuticals (continued)
Eton Pharmaceuticals, Inc. (a)	44,417	$ 751,091
Evolus, Inc. (a)	86,490	575,158
Guardian Pharmacy Services, Inc., Class A (a)	32,801	986,982
Harmony Biosciences Holdings, Inc. (a)	74,426	2,785,021
Harrow, Inc. (a)(b)	52,830	2,588,670
Indivior PLC (a)	202,137	7,252,676
Innoviva, Inc. (a)	106,765	2,134,232
Ironwood Pharmaceuticals, Inc., Class A (a)	272,189	917,277
Journey Medical Corp. (a)(b)	21,029	162,134
LB Pharmaceuticals, Inc. (a)	31,231	695,202
Liquidia Corp. (a)(b)	108,033	3,726,058
Maze Therapeutics, Inc. (a)	32,793	1,358,614
MBX Biosciences, Inc. (a)	48,208	1,520,480
MediWound Ltd. (a)(b)	13,186	243,414
Mind Medicine MindMed, Inc. (a)	159,340	2,133,563
Niagen Bioscience, Inc. (a)(b)	90,460	575,326
Nuvation Bio, Inc., Class A (a)(b)	408,324	3,658,583
Pacira BioSciences, Inc. (a)	74,452	1,926,818
Prestige Consumer Healthcare, Inc. (a)	82,049	5,061,603
SIGA Technologies, Inc.	70,201	428,928
Supernus Pharmaceuticals, Inc. (a)	89,894	4,467,732
Syndax Pharmaceuticals, Inc. (a)	141,361	2,969,995
Tarsus Pharmaceuticals, Inc. (a)	64,885	5,312,784
Terns Pharmaceuticals, Inc. (a)	142,891	5,772,796
TG Therapeutics, Inc. (a)(b)	242,004	7,214,139
Theravance Biopharma, Inc. (a)(b)	61,547	1,151,544
Third Harmonic Bio, Inc. (a)(c)	33,837	1,015
Trevi Therapeutics, Inc. (a)	148,721	1,861,987
Tvardi Therapeutics, Inc. (a)	5,915	25,434
Voyager Therapeutics, Inc. (a)	76,599	301,034
Xeris Biopharma Holdings, Inc. (a)	251,634	1,975,327
		128,687,743
Power Transmission Equipment — 0.5%
Advanced Energy Industries, Inc. (b)	62,852	13,159,323
Powell Industries, Inc.	15,847	5,051,707
Vicor Corp. (a)	38,331	4,201,077
		22,412,107
Printing & Copying Services(a)(b) — 0.3%
Casella Waste Systems, Inc., Class A	104,820	10,266,071
Cimpress PLC	29,439	1,960,343
		12,226,414
Producer Durables: Miscellaneous — 0.0%
First Advantage Corp. (a)(b)	134,502	1,954,314
Park-Ohio Holdings Corp.	15,750	329,805
		2,284,119
Production Technology Equipment(a) — 0.1%
Azenta, Inc.	69,404	2,308,377
Ichor Holdings Ltd.	57,066	1,051,726
Photronics, Inc.	94,692	3,030,144
		6,390,247
Professional Services — 0.4%
Alight, Inc., Class A	729,291	1,422,117
Falcon’s Beyond Global, Inc., Class A (a)(b)	24,660	370,147
Innodata, Inc. (a)(b)	51,229	2,610,118
Legalzoom.com, Inc. (a)	201,792	2,003,795
McGraw Hill, Inc. (a)	39,395	650,017
Planet Labs PBC, Class A (a)(b)	395,356	7,796,420
RCM Technologies, Inc. (a)	8,507	173,926
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Resolute Holdings Management, Inc. (a)	7,364	$ 1,520,150
Skillsoft Corp., Class A (a)(b)	7,724	71,833
TIC Solutions, Inc. (a)(b)	338,016	3,417,342
		20,035,865
Publishing — 0.1%
Daily Journal Corp. (a)	2,156	1,050,662
Gannett Co., Inc. (a)(b)	246,283	1,268,357
John Wiley & Sons, Inc., Class A	69,268	2,121,679
Scholastic Corp.	33,608	995,805
		5,436,503
Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	112,738	330,322
Gray Media, Inc.	146,229	707,749
iHeartMedia, Inc., Class A (a)	202,788	843,598
TEGNA, Inc.	266,791	5,178,413
		7,060,082
Railroad Equipment — 0.1%
Trinity Industries, Inc.	134,041	3,544,044
Real Estate — 0.3%
Anywhere Real Estate, Inc. (a)	175,851	2,490,050
eXp World Holdings, Inc.	145,842	1,319,870
Kennedy-Wilson Holdings, Inc.	203,769	1,970,446
Newmark Group, Inc., Class A	245,117	4,250,329
RMR Group, Inc., Class A	26,150	389,635
St. Joe Co.	64,226	3,813,098
Stratus Properties, Inc. (a)	13,596	328,751
		14,562,179
Real Estate Investment Trusts (REITs) — 6.1%
Acadia Realty Trust	218,665	4,491,379
ACRES Commercial Realty Corp. (a)(b)	10,666	227,612
Advanced Flower Capital, Inc.	34,569	98,522
AG Mortgage Investment Trust, Inc.	49,618	422,745
Alexander & Baldwin, Inc.	122,875	2,536,140
Alexander’s, Inc.	3,702	806,814
Alpine Income Property Trust, Inc.	22,965	383,975
American Assets Trust, Inc.	87,945	1,664,799
American Healthcare REIT, Inc.	281,955	13,268,802
Angel Oak Mortgage REIT, Inc.	18,691	160,930
Apartment Investment and Management Co., Class A	225,780	1,341,133
Apollo Commercial Real Estate Finance, Inc.	237,952	2,303,375
Apple Hospitality REIT, Inc.	371,199	4,398,708
Arbor Realty Trust, Inc.	285,682	2,216,892
Ares Commercial Real Estate Corp.	91,669	438,178
Armada Hoffler Properties, Inc.	134,370	889,529
ARMOUR Residential REIT, Inc.	188,969	3,342,862
Blackstone Mortgage Trust, Inc., Class A	265,053	5,070,464
Braemar Hotels & Resorts, Inc.	99,900	286,713
Brandywine Realty Trust	293,045	855,691
BRC, Inc., Class A (a)(b)	164,992	183,141
BrightSpire Capital, Inc., Class A	222,030	1,243,368
Broadstone Net Lease, Inc.	316,267	5,493,558
BRT Apartments Corp.	19,244	282,887
CareTrust REIT, Inc.	374,801	13,552,804
CBL & Associates Properties, Inc.	31,230	1,155,510
Centerspace	28,207	1,881,971
Chatham Lodging Trust	77,050	524,711
Chicago Atlantic Real Estate Finance, Inc.	28,627	350,967
Chimera Investment Corp.	135,997	1,690,443
City Office REIT, Inc.	67,799	473,915
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Claros Mortgage Trust, Inc. (a)	148,958	$ 455,811
Clipper Realty, Inc.	23,277	88,918
Community Healthcare Trust, Inc.	46,905	770,180
COPT Defense Properties	189,988	5,281,666
CoreCivic, Inc. (a)	176,107	3,365,405
CTO Realty Growth, Inc.	52,763	971,367
Curbline Properties Corp.	164,532	3,818,788
DiamondRock Hospitality Co.	342,795	3,071,443
Diversified Healthcare Trust	375,590	1,821,612
Douglas Emmett, Inc.	224,611	2,468,475
Dynex Capital, Inc.	248,866	3,486,613
Easterly Government Properties, Inc.	68,527	1,452,087
Ellington Financial, Inc.	156,665	2,127,511
Elme Communities	148,595	2,585,553
Empire State Realty Trust, Inc., Class A	232,359	1,514,981
Essential Properties Realty Trust, Inc.	331,273	9,825,557
Farmland Partners, Inc.	60,691	588,096
Four Corners Property Trust, Inc.	168,958	3,896,172
Franklin BSP Realty Trust, Inc.	137,002	1,374,130
Franklin Street Properties Corp.	129,826	122,789
FrontView REIT, Inc.	30,652	452,424
GEO Group, Inc. (a)	225,544	3,635,769
Getty Realty Corp.	88,365	2,418,550
Gladstone Commercial Corp.	75,121	801,541
Gladstone Land Corp.	57,841	529,245
Global Medical REIT, Inc.	20,968	707,460
Global Net Lease, Inc.	330,419	2,841,603
HA Sustainable Infrastructure Capital, Inc.	204,238	6,419,200
Hudson Pacific Properties, Inc. (a)	78,199	846,895
Independence Realty Trust, Inc.	400,358	6,998,258
Industrial Logistics Properties Trust	91,434	506,544
Innovative Industrial Properties, Inc.	47,333	2,241,691
InvenTrust Properties Corp.	131,890	3,720,617
Invesco Mortgage Capital, Inc.	117,216	985,787
JBG SMITH Properties	98,953	1,683,191
Kite Realty Group Trust	362,686	8,693,583
KKR Real Estate Finance Trust, Inc.	96,343	791,939
Ladder Capital Corp., Class A	191,483	2,104,398
LTC Properties, Inc.	74,771	2,570,627
Lument Finance Trust, Inc.	79,064	111,480
LXP Industrial Trust	96,648	4,791,808
Macerich Co.	423,434	7,816,592
MFA Financial, Inc.	176,742	1,645,468
Mobile Infrastructure Corp., Class A (a)	24,950	63,623
Modiv Industrial, Inc.	16,206	233,204
National Health Investors, Inc.	78,658	6,007,111
NET Lease Office Properties	25,627	660,920
NETSTREIT Corp.	142,422	2,512,324
New York Mortgage Trust, Inc.	145,450	1,061,785
NexPoint Diversified Real Estate Trust	58,356	223,503
Nexpoint Real Estate Finance, Inc.	14,959	210,623
NexPoint Residential Trust, Inc.	37,757	1,136,486
One Liberty Properties, Inc.	31,795	645,121
Orchid Island Capital, Inc.	259,643	1,869,430
Outfront Media, Inc.	246,368	5,937,469
Peakstone Realty Trust	63,012	904,222
Pebblebrook Hotel Trust	192,493	2,179,021
PennyMac Mortgage Investment Trust	149,354	1,874,393
Phillips Edison & Co., Inc.	210,536	7,488,766
Piedmont Realty Trust, Inc., Class A	213,272	1,778,689
Plymouth Industrial REIT, Inc.	69,016	1,510,070
Postal Realty Trust, Inc., Class A	38,787	626,022

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	128,277	$ 5,102,859
Ready Capital Corp.	227,511	495,974
Redwood Trust, Inc.	208,898	1,155,206
Rithm Property Trust, Inc. (a)	12,161	201,629
RLJ Lodging Trust	228,925	1,705,491
Ryman Hospitality Properties, Inc.	102,983	9,744,251
Sabra Health Care REIT, Inc.	396,402	7,507,854
Safehold, Inc.	94,205	1,289,666
Saul Centers, Inc.	21,328	672,472
Service Properties Trust	260,850	479,964
Seven Hills Realty Trust	32,346	287,879
Sila Realty Trust, Inc.	94,564	2,204,287
SITE Centers Corp.	82,082	526,966
SL Green Realty Corp.	119,798	5,495,134
Smartstop Self Storage REIT, Inc.	53,092	1,642,666
Summit Hotel Properties, Inc.	181,040	881,665
Sunrise Realty Trust, Inc.	17,966	169,419
Sunstone Hotel Investors, Inc.	308,112	2,754,521
Tanger, Inc.	187,309	6,250,501
Terreno Realty Corp.	170,519	10,011,171
TPG RE Finance Trust, Inc.	118,753	1,022,463
Two Harbors Investment Corp.	178,197	1,871,069
UMH Properties, Inc.	132,702	2,111,289
Universal Health Realty Income Trust	22,184	869,835
Urban Edge Properties	210,332	4,036,271
Veris Residential, Inc.	125,810	1,872,053
Whitestone REIT	77,159	1,071,739
Xenia Hotels & Resorts, Inc.	160,935	2,275,621
		295,073,059
Real Estate Management & Development(a) — 0.3%
American Realty Investors, Inc.	2,920	46,895
Compass, Inc., Class A	817,885	8,645,044
Cushman & Wakefield Ltd.	254,184	4,115,239
Maui Land & Pineapple Co., Inc.	13,250	224,455
Real Brokerage, Inc. (b)	224,221	818,407
Seaport Entertainment Group, Inc.	12,931	255,646
Transcontinental Realty Investors, Inc.	4,204	246,439
		14,352,125
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	102,020	992,655
LCI Industries	39,294	4,767,934
Malibu Boats, Inc., Class A (a)	31,681	893,721
Marine Products Corp.	15,070	132,013
MasterCraft Boat Holdings, Inc. (a)	27,610	522,105
Winnebago Industries, Inc.	46,293	1,875,792
		9,184,220
Rental & Leasing Services: Consumer — 0.0%
Upbound Group, Inc.	89,782	1,576,572
Restaurants — 0.7%
Biglari Holdings, Inc., Class B (a)	1,173	389,940
BJ’s Restaurants, Inc. (a)	33,126	1,305,164
Black Rock Coffee Bar, Inc., Class A (a)	27,738	617,170
Bloomin’ Brands, Inc.	140,952	869,674
Brinker International, Inc. (a)	73,819	10,594,503
Cheesecake Factory, Inc.	76,497	3,861,569
Cracker Barrel Old Country Store, Inc.	38,038	966,165
Dave & Buster’s Entertainment, Inc. (a)	45,681	740,489
Denny’s Corp. (a)	87,571	544,692
Dine Brands Global, Inc.	26,275	844,478
El Pollo Loco Holdings, Inc. (a)	44,154	461,851
Security	Shares	Value
Restaurants (continued)
Jack in the Box, Inc.	27,367	$ 518,605
Kura Sushi USA, Inc., Class A (a)(b)	10,738	561,920
Nathan’s Famous, Inc.	4,516	422,562
Navan, Inc., Class A (a)(b)	63,317	1,081,454
Papa John’s International, Inc.	53,841	2,072,340
Rush Street Interactive, Inc., Class A (a)	150,837	2,930,763
Shake Shack, Inc., Class A (a)	64,815	5,261,034
Sweetgreen, Inc., Class A (a)(b)	176,127	1,190,618
		35,234,991
Scientific Instruments: Control & Filter — 0.8%
Arlo Technologies, Inc. (a)	167,866	2,348,445
ESCO Technologies, Inc.	43,344	8,468,984
Gorman-Rupp Co.	36,084	1,723,011
Helios Technologies, Inc.	56,114	3,001,538
Napco Security Technologies, Inc.	57,418	2,394,331
Resideo Technologies, Inc. (a)	215,295	7,561,160
Thermon Group Holdings, Inc. (a)	55,706	2,070,035
Watts Water Technologies, Inc., Class A	45,793	12,639,784
		40,207,288
Scientific Instruments: Electrical — 0.5%
Allient, Inc.	24,324	1,307,415
Atkore, Inc.	56,109	3,548,894
AZZ, Inc.	49,497	5,305,088
EnerSys	62,237	9,133,280
Franklin Electric Co., Inc.	64,688	6,179,645
Preformed Line Products Co.	4,045	836,142
		26,310,464
Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	49,467	8,627,540
Itron, Inc. (a)	75,740	7,033,216
Mesa Laboratories, Inc.	8,898	698,493
Transcat, Inc. (a)	15,833	898,206
Vishay Precision Group, Inc. (a)	20,034	771,309
		18,028,764
Scientific Instruments: Pollution Control — 0.1%
CECO Environmental Corp. (a)	49,496	2,962,336
Securities Brokerage & Services(a) — 0.2%
Siebert Financial Corp. (b)	24,502	86,002
StoneX Group, Inc.	81,676	7,769,838
		7,855,840
Semiconductors & Components — 1.7%
Aeluma, Inc. (a)	16,661	286,069
Alpha & Omega Semiconductor Ltd. (a)	40,633	804,940
Ambiq Micro, Inc. (a)(b)	7,821	222,899
Atomera, Inc. (a)(b)	50,700	112,047
Blaize Holdings, Inc. (a)(b)	122,911	239,676
CEVA, Inc. (a)	40,106	863,081
Diodes, Inc. (a)	77,621	3,829,820
FormFactor, Inc. (a)	129,864	7,243,814
Kopin Corp. (a)(b)	259,032	606,135
Kulicke & Soffa Industries, Inc.	84,939	3,869,821
MaxLinear, Inc. (a)	137,960	2,404,643
Penguin Solutions, Inc. (a)	86,107	1,684,253
Power Integrations, Inc.	93,273	3,314,922
Rambus, Inc. (a)	179,901	16,531,103
Semtech Corp. (a)	145,343	10,710,326
Silicon Laboratories, Inc. (a)	54,193	7,083,025
SiTime Corp. (a)(b)	35,919	12,686,232
SkyWater Technology, Inc. (a)(b)	45,921	833,925
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Components (continued)
Ultra Clean Holdings, Inc. (a)	73,248	$ 1,855,372
Veeco Instruments, Inc. (a)	97,066	2,774,146
Vishay Intertechnology, Inc.	204,564	2,964,132
		80,920,381
Semiconductors & Semiconductor Equipment(a) — 1.4%
ACM Research, Inc., Class A	84,879	3,348,477
Aehr Test Systems (b)	47,573	960,499
Ambarella, Inc.	67,882	4,808,761
Axcelis Technologies, Inc.	51,372	4,127,226
Cohu, Inc.	78,050	1,816,223
Credo Technology Group Holding Ltd.	255,773	36,803,177
indie Semiconductor, Inc., Class A (b)	326,034	1,150,900
Navitas Semiconductor Corp. (b)	270,827	1,933,705
Rigetti Computing, Inc.	532,619	11,797,511
		66,746,479
Shipping — 0.2%
A-Mark Precious Metals, Inc.	30,697	1,045,233
Golar LNG Ltd.	162,863	6,060,132
Tidewater, Inc. (a)	82,014	4,142,527
		11,247,892
Software — 2.7%
Airship AI Holdings, Inc., Class A (a)(b)	34,670	100,196
Alkami Technology, Inc. (a)(b)	114,824	2,648,990
Amplitude, Inc., Class A (a)	157,060	1,818,755
Arteris, Inc. (a)	48,714	755,067
Asana, Inc., Class A (a)	145,387	1,993,256
AudioEye, Inc. (a)	11,936	119,241
AvePoint, Inc., Class A (a)	248,831	3,456,262
Bit Digital, Inc. (a)(b)	534,087	1,009,424
Bitdeer Technologies Group, Class A (a)	152,065	1,704,649
Blend Labs, Inc., Class A (a)	326,453	992,417
Braze, Inc., Class A (a)	141,714	4,859,373
C3.ai, Inc., Class A (a)(b)	212,137	2,859,607
Carlsmed, Inc. (a)	11,392	140,691
Cerence, Inc. (a)	70,514	753,795
Cipher Mining, Inc. (a)(b)	540,928	7,984,097
Clear Secure, Inc., Class A	144,397	5,065,447
Clearwater Analytics Holdings, Inc., Class A (a)(b)	465,183	11,220,214
Consensus Cloud Solutions, Inc. (a)	30,873	673,649
CS Disco, Inc. (a)	39,536	306,799
Dave, Inc., Class A (a)	17,121	3,790,761
D-Wave Quantum, Inc. (a)(b)	558,105	14,594,446
EverCommerce, Inc. (a)(b)	25,117	304,167
Expensify, Inc., Class A (a)	103,602	156,439
Five9, Inc. (a)	129,063	2,587,713
Freshworks, Inc., Class A (a)	337,465	4,133,946
GigaCloud Technology, Inc., Class A (a)(b)	41,340	1,623,835
Hut 8 Corp. (a)	160,320	7,365,101
Ibotta, Inc., Class A (a)	22,305	506,993
Intapp, Inc. (a)(b)	96,190	4,407,426
Jamf Holding Corp. (a)	124,425	1,618,769
Kaltura, Inc. (a)	139,267	228,398
Life360, Inc. (a)(b)	34,709	2,226,235
Mercurity Fintech Holding, Inc., ADR (a)(b)	55,433	275,502
N-able, Inc. (a)	123,088	920,698
NextNav, Inc. (a)(b)	149,825	2,493,088
Omada Health, Inc. (a)	15,447	243,754
ON24, Inc. (a)	64,874	516,397
Pagaya Technologies Ltd., Class A (a)	77,249	1,614,504
PDF Solutions, Inc. (a)	54,188	1,545,984
Security	Shares	Value
Software (continued)
Porch Group, Inc. (a)	137,121	$ 1,251,915
Prairie Operating Co. (a)(b)	37,423	63,245
ReposiTrak, Inc. (b)	20,667	255,651
Rezolve AI PLC (a)(b)	246,191	632,711
SEMrush Holdings, Inc., Class A (a)	87,994	1,046,249
Sezzle, Inc. (a)(b)	27,064	1,717,887
Silvaco Group, Inc. (a)(b)	10,322	41,804
SoundHound AI, Inc., Class A (a)(b)	623,142	6,212,726
Sprinklr, Inc., Class A (a)	188,306	1,465,021
Sprout Social, Inc., Class A (a)	87,475	985,843
Synchronoss Technologies, Inc. (a)	18,658	159,712
Terawulf, Inc. (a)(b)	505,153	5,804,208
Vertex, Inc., Class A (a)(b)	109,932	2,195,342
Via Transportation, Inc., Class A (a)(b)	17,453	506,311
Viant Technology, Inc., Class A (a)	25,737	309,873
Weave Communications, Inc. (a)	101,046	766,939
WM Technology, Inc., Class A (a)	135,262	111,605
Zeta Global Holdings Corp., Class A (a)(b)	313,335	6,376,367
		129,519,494
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A (a)(b)	35,787	140,643
Abercrombie & Fitch Co., Class A (a)	77,635	9,771,918
Academy Sports & Outdoors, Inc.	110,592	5,525,176
Advance Auto Parts, Inc.	99,729	3,919,350
Alta Equipment Group, Inc., Class A	34,740	159,804
American Eagle Outfitters, Inc.	265,898	7,011,730
America’s Car-Mart, Inc. (a)	12,217	308,601
Arhaus, Inc., Class A (a)	85,895	962,883
Arko Corp., Class A	131,383	596,479
Asbury Automotive Group, Inc. (a)	32,383	7,530,019
Barnes & Noble Education, Inc. (a)(b)	25,936	238,352
Boot Barn Holdings, Inc. (a)	51,292	9,051,499
Buckle, Inc.	52,660	2,813,097
Build-A-Bear Workshop, Inc. (b)	21,029	1,288,447
Caleres, Inc.	56,637	689,272
Citi Trends, Inc. (a)	8,165	339,337
Designer Brands, Inc., Class A	49,935	371,017
Driven Brands Holdings, Inc. (a)(b)	100,629	1,491,322
Envela Corp. (a)	11,311	151,341
EVgo, Inc., Class A (a)(b)	213,306	620,721
Genesco, Inc. (a)(b)	17,780	440,411
Group 1 Automotive, Inc.	20,517	8,069,336
Haverty Furniture Cos., Inc.	23,055	538,565
J Jill, Inc.	9,861	135,293
Lands’ End, Inc. (a)(b)	12,804	185,914
MarineMax, Inc. (a)	32,428	785,730
Mister Car Wash, Inc. (a)	161,584	898,407
Monro, Inc.	51,639	1,034,846
National Vision Holdings, Inc. (a)	131,962	3,407,259
OneWater Marine, Inc., Class A (a)(b)	20,628	223,195
Petco Health & Wellness Co., Inc. (a)	128,619	361,419
RealReal, Inc. (a)	162,875	2,570,168
Sally Beauty Holdings, Inc. (a)	165,345	2,357,820
Shoe Carnival, Inc.	30,847	520,697
Sonic Automotive, Inc., Class A	25,129	1,554,480
Urban Outfitters, Inc. (a)	102,036	7,679,229
Victoria’s Secret & Co. (a)	115,485	6,255,822
Warby Parker, Inc., Class A (a)(b)	166,136	3,620,103
Zumiez, Inc. (a)	22,014	573,465
		94,193,167

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Steel — 0.5%
Commercial Metals Co.	185,654	$ 12,850,970
Ivanhoe Electric, Inc. (a)(b)	180,440	2,883,431
Metallus, Inc. (a)	62,755	1,076,876
NWPX Infrastructure, Inc. (a)	16,563	1,035,022
Olympic Steel, Inc.	16,884	722,382
Omega Flex, Inc.	6,068	178,642
Ryerson Holding Corp.	45,447	1,143,446
Worthington Steel, Inc.	56,361	1,951,218
		21,841,987
Technology Hardware & Equipment — 0.7%
CompoSecure, Inc., Class A (a)	97,189	1,873,804
CPI Card Group, Inc. (a)	8,386	123,106
IonQ, Inc. (a)(b)	564,147	25,313,276
Quantum Computing, Inc. (a)(b)	341,369	3,502,446
Xerox Holdings Corp.	195,772	463,980
		31,276,612
Technology: Miscellaneous — 0.8%
Benchmark Electronics, Inc.	60,161	2,572,484
CTS Corp.	47,987	2,057,203
Fabrinet (a)	60,232	27,422,425
Kimball Electronics, Inc. (a)(b)	40,643	1,130,688
Plexus Corp. (a)	44,802	6,585,894
		39,768,694
Telecommunications Equipment(a) — 0.3%
Applied Optoelectronics, Inc. (b)	102,224	3,563,529
Clearfield, Inc. (b)	20,534	598,566
Knowles Corp.	142,413	3,051,910
Viavi Solutions, Inc.	369,061	6,576,667
		13,790,672
Textile Products — 0.1%
Interface, Inc., Class A	95,521	2,666,946
Textiles Apparel & Shoes — 0.5%
Capri Holdings Ltd. (a)	192,840	4,705,296
Carter’s, Inc.	60,316	1,956,048
G-III Apparel Group Ltd.	61,561	1,782,807
Kontoor Brands, Inc.	91,845	5,610,811
Lakeland Industries, Inc. (b)	15,868	140,273
Oxford Industries, Inc.	24,165	826,443
Rocky Brands, Inc.	11,794	345,918
Steven Madden Ltd.	119,654	4,982,392
Superior Group of Cos., Inc.	18,728	181,287
Torrid Holdings, Inc. (a)(b)	34,457	33,713
Weyco Group, Inc.	10,947	334,869
Wolverine World Wide, Inc.	136,269	2,473,282
		23,373,139
Textiles, Apparel & Luxury Goods — 0.0%
Ermenegildo Zegna NV	107,055	1,097,314
Toys — 0.0%
Funko, Inc., Class A (a)(b)	52,685	179,129
JAKKS Pacific, Inc.	13,151	221,989
		401,118
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc. (a)	66,535	455,765
Transportation Miscellaneous — 0.3%
CryoPort, Inc. (a)(b)	84,661	812,746
Forward Air Corp. (a)	35,250	881,250
Hub Group, Inc., Class A	99,604	4,244,126
Matson, Inc.	52,414	6,475,750
Security	Shares	Value
Transportation Miscellaneous (continued)
Radiant Logistics, Inc. (a)	58,602	$ 370,951
Sky Harbour Group Corp., Class A (a)(b)	36,855	330,589
Universal Logistics Holdings, Inc.	11,874	180,366
World Kinect Corp.	90,303	2,115,799
XCF Global, Inc., Class A (a)(b)	132,715	36,231
		15,447,808
Truckers — 0.3%
ArcBest Corp. (b)	38,025	2,821,075
Covenant Logistics Group, Inc., Class A	27,928	615,533
FRP Holdings, Inc. (a)	19,908	453,703
FTAI Infrastructure, Inc.	189,994	875,872
Heartland Express, Inc.	69,576	628,271
Marten Transport Ltd.	100,288	1,141,278
PAMT Corp. (a)(b)	9,810	118,505
Proficient Auto Logistics, Inc. (a)(b)	36,549	352,332
RXO, Inc. (a)	275,178	3,478,250
Werner Enterprises, Inc.	97,355	2,921,624
		13,406,443
Utilities: Electrical — 1.4%
Avista Corp.	137,025	5,280,943
Black Hills Corp.	122,303	8,490,274
Genie Energy Ltd., Class B	36,842	507,683
Hawaiian Electric Industries, Inc. (a)	295,220	3,631,206
MGE Energy, Inc.	61,354	4,811,381
Northwestern Energy Group, Inc.	102,863	6,638,778
Oklo, Inc., Class A (a)	181,211	13,003,701
Otter Tail Corp.	64,163	5,185,012
Portland General Electric Co.	187,628	9,004,268
TXNM Energy, Inc.	167,968	9,889,956
Unitil Corp.	27,463	1,330,308
		67,773,510
Utilities: Gas Distributors — 0.9%
Brookfield Infrastructure Corp., Class A	200,854	9,118,772
Chesapeake Utilities Corp.	38,746	4,833,951
New Jersey Resources Corp.	168,456	7,769,191
Northwest Natural Holding Co.	68,857	3,218,376
RGC Resources, Inc.	14,548	309,872
Southwest Gas Holdings, Inc.	107,951	8,638,239
Spire, Inc.	97,285	8,045,469
		41,933,870
Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc.	101,815	11,247,503
Utilities: Telecommunications — 0.6%
8x8, Inc. (a)	213,226	420,055
Applied Digital Corp. (a)(b)	396,294	9,717,129
ATN International, Inc.	17,660	402,648
Aviat Networks, Inc. (a)	20,745	443,528
Cogent Communications Holdings, Inc.	76,054	1,639,724
DigitalBridge Group, Inc., Class A	294,044	4,510,635
Gogo, Inc. (a)	131,412	612,380
IDT Corp., Class B	27,530	1,409,812
Ooma, Inc. (a)	44,315	519,815
Shenandoah Telecommunications Co.	84,048	971,595
Spok Holdings, Inc.	32,252	425,404
Telephone and Data Systems, Inc.	165,921	6,802,761
Ziff Davis, Inc. (a)	67,768	2,382,045
		30,257,531
Utilities: Water — 0.3%
American States Water Co.	64,223	4,654,883
California Water Service Group	99,051	4,291,880
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Water (continued)
Consolidated Water Co. Ltd.	25,850	$ 912,246
Energy Recovery, Inc. (a)	83,967	1,132,715
Global Water Resources, Inc.	19,002	160,567
H2O America	53,531	2,622,484
Middlesex Water Co.	30,386	1,532,062
Pure Cycle Corp. (a)	32,746	359,878
York Water Co.	24,296	773,585
		16,440,300
Total Common Stocks — 100.6% (Cost: $3,160,941,045)		4,837,062,797
Equity Funds
iShares Russell 2000 ETF(b)(d)	126,383	31,110,439
Total Equity Funds — 0.6% (Cost: $27,219,811)		31,110,439
Rights
Biotechnology — 0.0%
Chinook Therapeutics, CVR (c)	100,285	17,048
Contra Aduro Biotech I, CVR (c)	21,953	11,196
Contra Akero Therapeutics, CVR (a)(c)	118,869	77,265
GTX, Inc., CVR (b)(c)	944	—
Icosavax, Inc., CVR	48,841	15,141
Inhibrx, Inc., CVR (c)	64,018	104,990
Total Rights — 0.0% (Cost: $135,953)		225,640
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29) (a)(b)	3,239	4,421
Total Warrants — 0.0% (Cost: $ — )		4,421
Total Long-Term Investments —101.2% (Cost: $3,188,296,809)		4,868,403,297
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	461,727,047	$ 461,957,910
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(d)(e)	107,573,158	107,573,158
Total Short-Term Securities —11.9% (Cost: $569,293,073)		569,531,068
Total Investments — 113.1% (Cost: $3,757,589,882)		5,437,934,365
Liabilities in Excess of Other Assets — (13.1)%		(628,697,967)
Net Assets — 100.0%		$ 4,809,236,398

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Series.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 357,192,485	$ 104,750,081 (a)	$ —	$ 6,388	$ 8,956	$ 461,957,910	461,727,047	$ 4,555,275 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	118,267,017	—	(10,693,859)(a)	—	—	107,573,158	107,573,158	1,345,496	—
iShares Russell 2000 ETF	38,015,063	218,429,258	(231,066,418)	2,241,313	3,491,223	31,110,439	126,383	328,407	—
				$ 2,247,701	$ 3,500,179	$ 600,641,507		$ 6,229,178	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	178	03/20/26	$ 22,232	$ (344,385)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	$ 265,101	08/19/26	(2.25)%	1D FEDL01	Monthly	$ (19,614)
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	46,286	02/09/26	0.40%	1D OBFR01	Monthly	(6,019)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA	193,310	08/19/26	0.40%	1D FEDL01	Monthly	(832)
Bread Financial Holdings, Inc.	HSBC Bank PLC	43,090	02/09/28	0.40%	1D OBFR01	Monthly	958
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.	2,160,506	02/09/26	0.40%	1D OBFR01	Monthly	48,031
Cadence Bank	HSBC Bank PLC	976,951	02/09/28	0.40%	1D OBFR01	Monthly	31,545
Douglas Emmett, Inc.	Goldman Sachs Bank USA	369,496	08/19/26	0.40%	1D FEDL01	Monthly	(21,530)
Douglas Emmett, Inc.	HSBC Bank PLC	78,125	02/09/28	0.40%	1D OBFR01	Monthly	(5,239)
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.	133,350	02/09/26	0.40%	1D OBFR01	Monthly	(8,943)
Fulton Financial Corp.	HSBC Bank PLC	6,963	02/09/28	0.40%	1D OBFR01	Monthly	73
Genworth Financial, Inc., Class A	JPMorgan Chase Bank N.A.	17,675	02/09/26	0.40%	1D OBFR01	Monthly	691
Moelis & Co., Class A	HSBC Bank PLC	362,739	02/09/28	0.40%	1D OBFR01	Monthly	5,844
Moelis & Co., Class A	JPMorgan Chase Bank N.A.	326,005	02/09/26	0.40%	1D OBFR01	Monthly	5,253
Pitney Bowes, Inc.	Goldman Sachs Bank USA	184,477	08/19/26	0.40%	1D FEDL01	Monthly	7,823
Pitney Bowes, Inc.	HSBC Bank PLC	563,310	02/09/28	0.40%	1D OBFR01	Monthly	41,790
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.	154,272	02/09/26	0.40%	1D OBFR01	Monthly	11,445
Preferred Bank/Los Angeles CA	Goldman Sachs Bank USA	263,763	08/19/26	0.40%	1D FEDL01	Monthly	(16,546)
Preferred Bank/Los Angeles CA	HSBC Bank PLC	553,792	02/09/28	0.40%	1D OBFR01	Monthly	(1,754)
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	7,644	02/09/26	0.40%	1D OBFR01	Monthly	(99)
SiriusPoint Ltd.	Goldman Sachs Bank USA	605,966	08/18/26	0.40%	1D FEDL01	Monthly	(11,674)
SiriusPoint Ltd.	HSBC Bank PLC	553,148	02/09/28	0.40%	1D OBFR01	Monthly	6,908
United Community Banks, Inc.	JPMorgan Chase Bank N.A.	5,306	02/09/26	0.40%	1D OBFR01	Monthly	2
Total long positions of equity swaps							68,113
Net dividends and financing fees							1,012
Total equity swap contracts including dividends and financing fees							$ 69,125

(a)
The Series receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 161,375	$ (92,250)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 161,375	$ —	$ —	$ —	$ 161,375
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 344,385	$ —	$ —	$ —	$ 344,385
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	92,250	—	—	—	92,250
	$ —	$ —	$ 436,635	$ —	$ —	$ —	$ 436,635

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Series Schedule of Investments. In the Statement of
Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (2,977,462)	$ —	$ —	$ —	$ (2,977,462)
Swaps	—	—	(106,808)	—	—	—	(106,808)
	$ —	$ —	$ (3,084,270)	$ —	$ —	$ —	$ (3,084,270)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 537,093	$ —	$ —	$ —	$ 537,093
Swaps	—	—	533,532	—	—	—	533,532
	$ —	$ —	$ 1,070,625	$ —	$ —	$ —	$ 1,070,625
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$26,897,206
Equity swaps:
Average notional value — long	8,811,867
For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Series’ derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 175,298
Swaps — OTC(a)	161,375	92,250
Total derivative assets and liabilities in the Statement of Assets and Liabilities	161,375	267,548
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(175,298)
Total derivative assets and liabilities subject to an MNA	$ 161,375	$ 92,250

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Master Small Cap Index Series

The following table presents the Series’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Series:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$ 7,823	$ (7,823)	$ —	$ —	$ —
HSBC Bank PLC	87,118	(6,993)	—	(80,125)	—
JPMorgan Chase Bank N.A.	65,422	(15,061)	—	—	50,361
	$ 160,363	$ (29,877)	$ —	$ (80,125)	$ 50,361

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs Bank USA	$ 70,196	$ (7,823)	$ —	$ —	$ 62,373
HSBC Bank PLC	6,993	(6,993)	—	—	—
JPMorgan Chase Bank N.A.	15,061	(15,061)	—	—	—
	$ 92,250	$ (29,877)	$ —	$ —	$ 62,373

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Series’ policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Series’ financial instruments categorized in the fair value hierarchy. The breakdown of the Series’ financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,837,061,782	$ —	$ 1,015	$ 4,837,062,797
Equity Funds	31,110,439	—	—	31,110,439
Rights	—	15,141	210,499	225,640
Warrants	—	4,421	—	4,421
Short-Term Securities
Money Market Funds	569,531,068	—	—	569,531,068
	$ 5,437,703,289	$ 19,562	$ 211,514	$ 5,437,934,365
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 161,375	$ —	$ 161,375
Liabilities
Equity Contracts	(344,385)	(92,250)	—	(436,635)
	$ (344,385)	$ 69,125	$ —	$ (275,260)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Series Schedule of Investments

Statement of Assets and Liabilities
December 31, 2025

Master Small Cap Index Series
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,837,292,858
Investments, at value — affiliated(c)	600,641,507
Cash pledged for futures contracts	1,886,000
Receivables:
Investments sold	2,768,347
Securities lending income — affiliated	334,078
Swaps	1,098,369
Dividends — unaffiliated	4,552,826
Dividends — affiliated	134,781
Unrealized appreciation on OTC swaps	161,375
Other assets	4,174
Total assets	5,448,874,315
LIABILITIES
Bank overdraft	84,333,216
Cash received as collateral for OTC derivatives	410,000
Collateral on securities loaned	461,804,382
Payables:
Investments purchased	178,015
Swaps	115,251
Accounting services fees	2,256
Withdrawals to investors	92,347,910
Custodian fees	28,352
Investment advisory fees	40,146
Directors’ fees	8,696
Other accrued expenses	26,741
Professional fees	75,404
Variation margin on futures contracts	175,298
Unrealized depreciation on OTC swaps	92,250
Total liabilities	639,637,917
Commitments and contingent liabilities
NET ASSETS	$ 4,809,236,398
NET ASSETS CONSIST OF
Investors’ capital	$ 3,129,167,175
Net unrealized appreciation (depreciation)	1,680,069,223
NET ASSETS	$ 4,809,236,398
(a) Investments, at cost—unaffiliated	$3,161,076,999
(b) Securities loaned, at value	$443,060,046
(c) Investments, at cost—affiliated	$596,512,883
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Master Small Cap Index Series
INVESTMENT INCOME
Dividends — unaffiliated	$50,117,072
Dividends — affiliated	1,673,903
Interest — unaffiliated	106,377
Securities lending income — affiliated — net	4,555,275
Foreign taxes withheld	(158,599)
Total investment income	56,294,028
EXPENSES
Investment advisory	454,244
Custodian	134,244
Professional	96,364
Directors	35,962
Printing and postage	11,042
Accounting services	9,025
Miscellaneous	55,688
Total expenses excluding interest expense	796,569
Interest expense — unaffiliated	4,046
Total expenses	800,615
Less fees waived and/or reimbursed by the Manager	(26,001)
Total expenses after fees waived and/or reimbursed	774,614
Net investment income	55,519,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	161,096,302
Investments — affiliated	2,247,701
Futures contracts	(2,977,462)
Swaps	(106,808)
160,259,733
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	343,195,828
Investments — affiliated	3,500,179
Futures contracts	537,093
Swaps	533,532
347,766,632
Net realized and unrealized gain	508,026,365
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$563,545,779
See notes to financial statements.
Series Statement of Operations

Statements of Changes in Net Assets

	Master Small Cap Index Series
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$55,519,414	$67,570,574
Net realized gain	160,259,733	111,479,971
Net change in unrealized appreciation (depreciation)	347,766,632	391,739,768
Net increase in net assets resulting from operations	563,545,779	570,790,313
CAPITAL TRANSACTIONS
Proceeds from contributions	885,284,462	1,370,613,082
Value of withdrawals	(1,198,007,128)	(1,951,674,939)
Net decrease in net assets derived from capital transactions	(312,722,666)	(581,061,857)
NET ASSETS
Total increase (decrease) in net assets	250,823,113	(10,271,544)
Beginning of year	4,558,413,285	4,568,684,829
End of year	$4,809,236,398	$4,558,413,285
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Master Small Cap Index Series
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	12.92%	11.51%	17.04%	(20.29)%	14.84%
Ratios to Average Net Assets(a)
Total expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total expenses after fees waived and/or reimbursed	0.02%	0.02%	0.02%	0.02%	0.01%
Net investment income	1.22%	1.37%	1.64%	1.36%	1.03%
Supplemental Data
Net assets, end of year (000)	$4,809,236	$4,558,413	$4,568,685	$3,640,363	$4,568,935
Portfolio turnover rate	21%(b)	32%(b)	29%(b)	38%	31%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Series Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware statutory trust. Master Small Cap Index Series (“the “Series”) is a series of the Master LLC. The Series is classified as a diversified fund under the 1940 Act. The Series’ Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.
The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Series is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Series may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Series invests.  These foreign taxes, if any, are paid by the Series and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Series recognizes tax reclaims when the Fund determines that it is more likely than not that the Series will sustain its position that it is due the reclaim.
The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Series may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Series may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Series is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Series’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Series. The CODM has concluded that the Series operates as a single operating segment since the Series has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Series’s financial statements.
Recent Accounting Standard: The Series adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Series’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Series’s financial position or results of operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Series is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Series’ Manager as the valuation designee for the Series. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Series uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Series. Certain information made available by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Series’ Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Series’ securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Capital, Inc.	$ 2,151,934	$ (2,151,934)	$ —	$ —
BNP Paribas SA	69,067,362	(69,067,362)	—	—
BofA Securities, Inc.	64,797,095	(64,797,095)	—	—
Citadel Clearing LLC	2,158,195	(2,158,195)	—	—
Citigroup Global Markets, Inc.	60,044,638	(60,044,638)	—	—
HSBC Bank PLC	21,976,029	(21,976,029)	—	—
J.P. Morgan Securities LLC	115,654,473	(115,654,473)	—	—
Jefferies LLC	11,713,311	(11,713,311)	—	—
Mizuho Securities USA LLC	5,041	(5,041)	—	—
Morgan Stanley	47,180,556	(47,180,556)	—	—
National Bank of Canada	39,694	(39,694)	—	—
Nomura Securities International, Inc.	225,011	(225,011)	—	—
Pershing LLC	172,444	(172,444)	—	—
RBC Capital Markets LLC	130,269	(130,269)	—	—
Scotia Capital (USA), Inc.	8,015,454	(8,015,454)	—	—
State Street Bank & Trust Co.	3,881,549	(3,881,549)	—	—
Toronto-Dominion Bank	428,088	(428,088)	—	—
UBS AG	16,732,846	(16,732,846)	—	—
UBS Securities LLC	533,415	(533,415)	—	—
Virtu Americas LLC	486,116	(486,116)	—	—
Wells Fargo Bank N.A.	3,589,640	(3,589,640)	—	—
Wells Fargo Securities LLC	14,076,886	(14,076,886)	—	—
	$ 443,060,046	$ (443,060,046)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Series is disclosed in the Series’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Series.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Series and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement  of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement  of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Series’ counterparty on the swap. The Series is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Series receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Series has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Series and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Series and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.
Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Series.  Any additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Series generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Series from the counterparties are not fully collateralized, the Series bears the risk of loss from counterparty non-performance. Likewise, to the extent the Series has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Series bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Series’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.
For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the  Series’ net assets.
With respect to the Series, the Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Series for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Series to the Manager.
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Series. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $22,658.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the Manager waived $3,343 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.07%.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series.  For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Series retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Series retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Series, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Series paid BTC $1,243,309 for securities lending agent services.
Interfund Lending:Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Series could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series’ investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

During the period ended March 3, 2025, the Series did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of Master LLC are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Series Name	Purchases	Sales	Net Realized Gain (Loss)
Master Small Cap Index Series	$ 2,946,018	$ —	$ —
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $936,795,183 and $1,114,443,829, respectively.
8.
INCOME TAX INFORMATION
The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required.  It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Series’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Series as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Series’ NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Series Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Master Small Cap Index Series	$ 3,942,157,582	$ 2,057,275,281	$ (561,498,498)	$ 1,495,776,783
9.
BANK BORROWINGS
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Series did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Series invests in securities or other instruments and may enter into certain transactions, and such activities subject the Series to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Series and its investments.  The Series’ prospectus provides details of the risks to which the Series is subject.
The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments.  An illiquid investment is any investment that the Series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests. The Series’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Series could receive upon the sale of any particular portfolio investment may differ from the Series’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Series’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Series, and the Series could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Series’ portfolio are disclosed in its Schedule of Investments.
The Series invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Series invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Series Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Investors of Master Small Cap Index Series and the Board of Directors of Quantitative Master Series LLC:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Master Small Cap Index Series of Quantitative Master Series LLC (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Additional Information

Additional Information (continued)

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors(a)
San Francisco, CA 94105
BlackRock Advisors, LLC(b)
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(c)
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors(b)
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For Municipal Bond Index.
(b) For Short-Term TIPS Bond Index, International Index, Small Cap Index and Master Small Cap Index Series.
(c) For International Index and Small Cap Index.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds/Corporation/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S/F	Single-Family
SAN	State Aid Notes
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
UT	Unlimited Tax
Glossary of Terms Used in these Financial Statements

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18	– Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: February 24, 2026